                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number 811-07725
                                                  -----------------------
                   SunAmerica Focused Series, Inc.
-------------------------------------------------------------------------
           (Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
-------------------------------------------------------------------------
(Address of principal executive offices)                (Zip code)

                          Robert M. Zakem, ESQ.
                  Senior Vice President & General Counsel
                   AIG SunAmerica Asset Management Corp.
                      Harborside Financial Center,
                              3200 Plaza 5
                         Jersey City, NJ 07311
-------------------------------------------------------------------------
               (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ---------------------
Date of fiscal year end: October 31
                         -------------------
Date of reporting period: April 30, 2004

Item 1. Reports to Shareholders
SunAmerica Focused Series, Inc., Semiannual Report at April 30, 2004.

AIG SUNAMERICA

FOCUSED PORTFOLIOS

2004 SEMIANNUAL REPORT

[GRAPHIC]

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

TABLE OF CONTENTS

A MESSAGE FROM THE PRESIDENT                                                   1

STATEMENT OF ASSETS AND LIABILITIES                                            2

STATEMENT OF OPERATIONS                                                        8

STATEMENT OF CHANGES IN NET ASSETS                                            12

FINANCIAL HIGHLIGHTS                                                          18

PORTFOLIO OF INVESTMENTS                                                      30

NOTES TO FINANCIAL STATEMENTS                                                 49

DIRECTOR INFORMATION                                                          75

                      (This page intentionally left blank.)

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

A MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDERS:

     We are pleased to present this semiannual update for the SunAmerica Focused Portfolios for the period ended April 30, 2004. During this period, we welcomed several new portfolio managers and are extremely proud that many world class managers lend their stock-picking talents and market insights to our Focused Portfolios.

     SunAmerica Focused Large-Cap Growth Portfolio was the first multi-managed focused mutual fund on Wall Street. Our family of Focused Portfolios now offers an array of funds designed to help you build a well-constructed portfolio of carefully selected securities. The SunAmerica Focused Portfolios generally feature up to three world class managers, each of whom selects his or her ten favorite stocks for the fund.(1) We believe that this focused investing strategy, which is used by many institutional investors, offers efficient asset allocation opportunities(2) and avoids portfolio dilution and overdiversification. According to Modern Portfolio Theory, investors do not receive any additional diversification benefits in any single asset class with portfolios holding more than 20 to 30 stocks.(1),(3)

     On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Focused Portfolios for the period ended April 30, 2004.

     We thank you for being a part of the success of the SunAmerica Focused Portfolios. We value your confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
PRESIDENT & CEO
AIG SunAmerica Asset Management Corp.


(1) Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Due to potential overlap in each manager's selection, some portfolios may hold less than 30 stocks. The managers in the Focused 2000 Growth and Focused 2000 Value portfolios each select 20 stocks due to liquidity issues, so each of these portfolios may hold as many as 60 stocks. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by AIG SunAmerica Asset Management Corp.

(2) Asset allocation does not guarantee profit, nor does it protect against loss.

(3) Source: PORTFOLIO SELECTION, 2nd edition, 1991. As cited in A RANDOM WALK DOWN WALL STREET, Malkiel, Burton. Norton and Company. 1999.

----------
Past performance is no guarantee of future results.

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2004 (UNAUDITED)

                                                  FOCUSED          FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                                  EQUITY         MULTI-ASSET       BALANCED       FIXED INCOME AND   FIXED INCOME
                                                 STRATEGY         STRATEGY         STRATEGY       EQUITY STRATEGY      STRATEGY
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                              -------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*              $   448,759,567  $   427,591,031  $   407,195,739  $      83,276,047  $    29,708,692
Short-term securities*                                     --               --               --                 --               --
Repurchase agreements (cost equals
  market)                                                  --               --               --                 --               --
Cash                                                       --               --               --                 --               --
Foreign cash*                                              --               --               --                 --               --
Receivables for--
  Fund shares sold                                  5,209,965        6,036,552        3,285,288            336,263          141,241
  Dividends and interest                                   --               --               --                 --               --
  Investments sold                                         --               --               --                 --               --
Prepaid expenses and other assets                          --               --               --                 --               --
Due from investment advisor                             1,708               --           27,071              7,217           30,835
Due from custodian                                         --               --               --                 --               --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total assets                                      453,971,240      433,627,583      410,508,098         83,619,527       29,880,768
                                              ---------------  ---------------  ---------------  -----------------  ---------------

LIABILITIES:
Payables for--
  Fund shares redeemed                                630,566          473,706          296,479            214,669           81,354
  Investments purchased                                    --               --               --                 --               --
  Investment advisory and
    management fees                                    85,327          102,849           75,266             35,365           35,544
  Distribution and service
    maintenance fees                                  164,057          162,861          147,693             25,475           11,984
  Transfer agent fees and expenses                     31,312           13,901           30,321             32,935           35,806
  Variation margin on futures contracts                    --               --               --                 --               --
Other accrued expenses                                 83,509           53,863           66,206             44,509           40,928
Unrealized depreciation on forward
  currency contracts                                       --               --               --                 --               --
Dividends payable                                          --               --               --                 --           78,438
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Total liabilities                                     994,771          807,180          615,965            352,953          284,054
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Net Assets                                    $   452,976,469  $   432,820,403  $   409,892,133  $      83,266,574  $    29,596,714
                                              ===============  ===============  ===============  =================  ===============
*Identified cost
Investment securities                         $   426,324,813  $   402,485,805  $   391,904,537  $      82,186,930  $    30,263,818
                                              ===============  ===============  ===============  =================  ===============
Short-term securities                         $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
Foreign cash                                  $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============

See Notes to Financial Statements

                                                  FOCUSED          FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                                  EQUITY         MULTI-ASSET       BALANCED       FIXED INCOME AND   FIXED INCOME
                                                 STRATEGY         STRATEGY         STRATEGY       EQUITY STRATEGY      STRATEGY
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                              -------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common Stock, $.0001 par value
  (1 billion shares authorized)               $         2,726  $         2,775  $         2,677  $             601  $           232
Paid-in capital                                   431,508,946      407,436,024      391,710,471         80,648,515       29,835,817
                                              ---------------  ---------------  ---------------  -----------------  ---------------
                                                  431,511,672      407,438,799      391,713,148         80,649,116       29,836,049
Accumulated undistributed net
  investment income (loss)                         (1,028,982)        (250,054)        (225,804)          (122,152)        (173,473)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, and
  foreign exchange transactions                        59,025          526,432        3,113,587          1,650,493          489,264
Unrealized appreciation (depreciation)
  on investments                                   22,434,754       25,105,226       15,291,202          1,089,117         (555,126)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                          --               --               --                 --               --
Unrealized appreciation (depreciation) on
  futures contracts and options contracts                  --               --               --                 --               --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
                                              $   452,976,469  $   432,820,403  $   409,892,133  $      83,266,574  $    29,596,714
                                              ===============  ===============  ===============  =================  ===============
CLASS A:
Net assets                                    $   135,241,846  $   124,703,250  $   114,153,611  $      36,119,154  $     8,596,070
Shares outstanding                                  8,085,527        7,965,540        7,450,970          2,606,115          673,607
Net asset value and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)           $         16.73  $         15.66  $         15.32  $           13.86  $         12.76
Maximum sales charge (5.75% of
  offering price)                                        1.02             0.96             0.93               0.85             0.78
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Maximum offering price to public              $         17.75  $         16.62  $         16.25  $           14.71  $         13.54
                                              ===============  ===============  ===============  =================  ===============
CLASS B:
Net assets                                    $    80,674,084  $    77,230,351  $   100,422,611  $      15,176,227  $     7,358,711
Shares outstanding                                  4,866,966        4,958,986        6,564,123          1,096,344          577,203
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)           $         16.58  $         15.57  $         15.30  $           13.84  $         12.75
                                              ===============  ===============  ===============  =================  ===============
CLASS C+:
Net assets                                    $   228,842,790  $   230,886,802  $   177,524,042  $      31,971,193  $    13,641,933
Shares outstanding                                 13,812,303       14,828,038       11,591,430          2,309,658        1,070,075
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)           $         16.57  $         15.57  $         15.32  $           13.84  $         12.75
                                              ===============  ===============  ===============  =================  ===============
CLASS I:
Net assets                                    $     8,217,749  $            --  $    17,791,869  $              --  $            --
Shares outstanding                                    491,253               --        1,161,078                 --               --
Net asset value, offering and
  redemption price per share                  $         16.73  $            --  $         15.32  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS X:
Net assets                                    $            --  $            --  $            --  $              --  $            --
Shares outstanding                                         --               --               --                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS Z:
Net assets                                    $            --  $            --  $            --  $              --  $            --
Shares outstanding                                         --               --               --                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                              FOCUSED          FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                             LARGE-CAP        MULTI-CAP          2000            LARGE-CAP         MULTI-CAP
                                              GROWTH           GROWTH           GROWTH             VALUE             VALUE
                                             PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                          -------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*          $ 1,772,843,580  $   287,850,082  $   262,690,931  $     416,338,734  $   597,617,106
Short-term securities*                         58,832,049       11,099,467               --         22,198,000               --
Repurchase agreements (cost equals
  market)                                      49,846,000       16,660,000       15,002,000         27,184,000       26,877,000
Cash                                               28,083           22,001            1,039              5,889               --
Foreign cash*                                          --               --               --                 --               --
Receivables for--
  Fund shares sold                              4,860,210          388,090        1,154,391          1,310,436          573,752
  Dividends and interest                          723,501          405,897              199          1,329,052        1,072,488
  Investments sold                              4,360,490        8,187,497               --          3,954,064        2,505,098
Prepaid expenses and other assets                 438,570            5,875           23,857             21,479           73,969
Due from investment advisor                            --          111,590           82,537              9,513          189,006
Due from custodian                                     --               --               --                 --            2,041
                                          ---------------  ---------------  ---------------  -----------------  ---------------
Total assets                                1,891,932,483      324,730,499      278,954,954        472,351,167      628,910,460
                                          ---------------  ---------------  ---------------  -----------------  ---------------
LIABILITIES:
Payables for--
  Fund shares redeemed                          2,581,181          573,459          195,237            229,622        1,077,214
  Investments purchased                         6,383,425        3,147,441        2,098,841         23,407,893        6,696,686
  Investment advisory and
   management fees                              1,352,270          268,098          231,458            363,438          537,648
  Distribution and service
   maintenance fees                             1,122,369          187,568          136,698            192,203          414,436
  Transfer agent fees and expenses                647,570          166,419           55,395             86,980          165,428
  Variation margin on
   futures contracts                                   --               --               --             33,754               --
Other accrued expenses                            614,447          177,782          114,993             75,219          269,110
Unrealized depreciation on forward
  currency contracts                                   --               --               --                 --          448,434
Dividends payable                                      --               --               --                 --               --
                                          ---------------  ---------------  ---------------  -----------------  ---------------
Total liabilities                              12,701,262        4,520,767        2,832,622         24,389,109        9,608,956
                                          ---------------  ---------------  ---------------  -----------------  ---------------
Net Assets                                $ 1,879,231,221  $   320,209,732  $   276,122,332  $     447,962,058  $   619,301,504
                                          ===============  ===============  ===============  =================  ===============
*Identified cost
Investment securities                     $ 1,419,862,994  $   243,411,087  $   238,697,448  $     394,229,769  $   551,626,549
                                          ===============  ===============  ===============  =================  ===============
Short-term securities                     $    58,830,369  $    11,099,467  $            --  $      22,198,000  $            --
                                          ===============  ===============  ===============  =================  ===============
Foreign cash                              $            --  $            --  $            --  $              --  $            --
                                          ===============  ===============  ===============  =================  ===============

See Notes to Financial Statements

                                                  FOCUSED          FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                                 LARGE-CAP        MULTI-CAP          2000            LARGE-CAP         MULTI-CAP
                                                  GROWTH           GROWTH           GROWTH             VALUE             VALUE
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                              -------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common Stock, $.0001 par value
  (1 billion shares authorized)               $        11,320  $         1,947  $         1,865  $           3,070  $         3,459
Paid-in capital                                 2,201,167,988      414,622,922      256,339,009        422,532,894      595,250,795
                                              ---------------  ---------------  ---------------  -----------------  ---------------
                                                2,201,179,308      414,624,869      256,340,874        422,535,964      595,254,254
Accumulated undistributed net
  investment income (loss)                        (12,164,255)      (2,493,327)      (2,112,211)           214,875         (602,317)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, and
  foreign exchange transactions                  (662,753,771)    (136,360,805)      (2,099,814)         3,219,367      (20,887,448)
Unrealized appreciation (depreciation)
  on investments                                  352,982,266       44,438,995       23,993,483         22,108,965       45,990,557
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                     (12,327)              --               --                 --         (453,542)
Unrealized appreciation (depreciation)
  on futures contracts and options
  contracts                                                --               --               --           (117,113)              --
                                              ---------------  ---------------  ---------------  -----------------  ---------------
                                              $ 1,879,231,221  $   320,209,732  $   276,122,332  $     447,962,058  $   619,301,504
                                              ===============  ===============  ===============  =================  ===============
CLASS A:
Net assets                                    $   739,697,838  $   159,908,064  $   169,525,688  $     326,556,408  $   198,316,559
Shares outstanding                                 43,615,025        9,439,888       11,254,368         22,176,832       10,902,048
Net asset value and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)           $         16.96  $         16.94  $         15.06  $           14.73  $         18.19
Maximum sales charge (5.75% of
  offering price)                                        1.03             1.03             0.92               0.90             1.11
                                              ---------------  ---------------  ---------------  -----------------  ---------------
Maximum offering price to public              $         17.99  $         17.97  $         15.98  $           15.63  $         19.30
                                              ===============  ===============  ===============  =================  ===============
CLASS B:
Net assets                                    $   498,674,742  $   112,772,768  $    33,509,119  $      46,453,026  $   193,894,398
Shares outstanding                                 30,576,551        7,055,374        2,331,625          3,263,590       10,905,230
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)           $         16.31  $         15.98  $         14.37  $           14.23  $         17.78
                                              ===============  ===============  ===============  =================  ===============
CLASS C+:
Net assets                                    $   561,473,102  $    46,803,446  $    64,176,851  $      74,952,624  $   227,090,547
Shares outstanding                                 34,417,155        2,928,615        4,478,175          5,258,605       12,778,952
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)           $         16.31  $         15.98  $         14.33  $           14.25  $         17.77
                                              ===============  ===============  ===============  =================  ===============
CLASS I:
Net assets                                    $            --  $            --  $     8,910,674  $              --  $            --
Shares outstanding                                         --               --          585,364                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $         15.22  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS X:
Net assets                                    $            --  $       725,454  $            --  $              --  $            --
Shares outstanding                                         --           42,688               --                 --               --
Net asset value, offering and redemption
  price per share                             $            --  $         16.99  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============
CLASS Z:
Net assets                                    $    79,385,539  $            --  $            --  $              --  $            --
Shares outstanding                                  4,586,895               --               --                 --               --
Net asset value, offering and redemption
  price per share                             $         17.31  $            --  $            --  $              --  $            --
                                              ===============  ===============  ===============  =================  ===============

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                  FOCUSED           FOCUSED         FOCUSED
                                                   2000             GROWTH       INTERNATIONAL       FOCUSED           FOCUSED
                                                   VALUE          AND INCOME        EQUITY         TECHNOLOGY     DIVIDEND STRATEGY
                                                 PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                              -------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*              $   411,536,616  $   410,633,154  $   164,315,288  $    87,445,501  $     220,147,874
Short-term securities*                             23,198,905               --        2,839,858               --                 --
Repurchase agreements (cost equals
  market)                                          15,479,434       30,804,000        4,953,000        4,157,000          1,402,000
Cash                                                   66,407            1,794            1,886            1,283                744
Foreign cash*                                              --               --          639,559               --                 --
Receivables for--
  Fund shares sold                                  1,320,015        1,178,313          623,998          144,657          1,105,726
  Dividends and interest                              241,783          677,474          373,564               49            567,775
  Investments sold                                  4,988,075          960,461        1,337,192               --                 --
Prepaid expenses and other assets                      62,430          101,934           18,783           21,544                315
Due from investment advisor                            67,879           48,863           74,838          119,801             69,416
Due from custodian                                         --               --               --               --                 --
                                              ---------------  ---------------  ---------------  ---------------  -----------------
Total assets                                      456,961,544      444,405,993      175,177,966       91,889,835        223,293,850
                                              ---------------  ---------------  ---------------  ---------------  -----------------

LIABILITIES:
Payables for--
  Fund shares redeemed                                996,720          468,496           73,436          150,207            296,470
  Investments purchased                             7,464,862        4,175,348        1,113,904               --          1,698,621
  Investment advisory and management fees             370,146          365,772          171,232           95,177             62,931
  Distribution and service maintenance fees           222,482          254,959           69,990           59,604            146,413
  Transfer agent fees and expenses                     97,914          102,729           22,614           44,659             69,230
  Variation margin on
   futures contracts                                       --               --               --               --                 --
Other accrued expenses                                196,980          117,127           61,036          108,474             50,378
Unrealized depreciation on forward
  currency contracts                                       --               --               --               --                 --
Dividends payable                                          --               --               --               --                 --
                                              ---------------  ---------------  ---------------  ---------------  -----------------
Total liabilities                                   9,349,104        5,484,431        1,512,212          458,121          2,324,043
                                              ---------------  ---------------  ---------------  ---------------  -----------------
Net Assets                                    $   447,612,440  $   438,921,562  $   173,665,754  $    91,431,714  $     220,969,807
                                              ===============  ===============  ===============  ===============  =================
*Identified cost
Investment securities                         $   366,806,799  $   352,662,665  $   153,407,171  $    78,683,584  $     202,101,088
                                              ===============  ===============  ===============  ===============  =================
Short-term securities                         $    23,198,905  $            --  $     2,839,858  $            --  $              --
                                              ===============  ===============  ===============  ===============  =================
Foreign cash                                  $            --  $            --  $       638,902  $            --  $              --
                                              ===============  ===============  ===============  ===============  =================

See Notes to Financial Statements

                                                  FOCUSED          FOCUSED          FOCUSED
                                                   2000            GROWTH        INTERNATIONAL       FOCUSED           FOCUSED
                                                   VALUE         AND INCOME         EQUITY         TECHNOLOGY     DIVIDEND STRATEGY
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                              -------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common Stock, $.0001 par value
  (1 billion shares authorized)               $         2,268  $         2,896  $         1,077  $         1,842  $           1,775
Paid-in capital                                   377,417,890      441,839,075      155,809,434      279,307,017        217,054,890
                                              ---------------  ---------------  ---------------  ---------------  -----------------
                                                  377,420,158      441,841,971      155,810,511      279,308,859        217,056,665
Accumulated undistributed net
  investment income (loss)                           (138,316)      (1,599,527)        (565,247)      (1,013,401)           244,303
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, and
  foreign exchange transactions                    25,600,781      (59,288,667)       7,518,628     (195,625,661)       (14,377,947)
Unrealized appreciation (depreciation)
  on investments                                   44,729,817       57,970,489       10,908,117        8,761,917         18,046,786
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                          --           (2,704)          (6,255)              --                 --
Unrealized appreciation (depreciation) on
  futures contracts and options contracts                  --               --               --               --                 --
                                              ---------------  ---------------  ---------------  ---------------  -----------------
                                              $   447,612,440  $   438,921,562  $   173,665,754  $    91,431,714  $     220,969,807
                                              ===============  ===============  ===============  ===============  =================
CLASS A:
Net assets                                    $   275,818,127  $   158,142,605  $   137,247,505  $    36,741,328  $      63,323,692
Shares outstanding                                 13,731,636       10,178,041        8,484,005        7,300,421          5,072,207
Net asset value and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)           $         20.09  $         15.54  $         16.18  $          5.03  $           12.48
Maximum sales0 charge (5.75% of
  offering price)                                        1.23             0.95             0.99             0.31               0.76
                                              ---------------  ---------------  ---------------  ---------------  -----------------
Maximum offering price to public              $         21.32  $         16.49  $         17.17  $          5.34  $           13.24
                                              ===============  ===============  ===============  ===============  =================
CLASS B:
Net assets                                    $    71,304,109  $    95,500,539  $    10,320,959  $    25,927,405  $      57,979,925
Shares outstanding                                  3,717,418        6,422,219          647,945        5,273,181          4,660,797
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)           $         19.18  $         14.87  $         15.93  $          4.92  $           12.44
                                              ===============  ===============  ===============  ===============  =================
CLASS C+:
Net assets                                    $   100,490,204  $   153,277,497  $    26,097,290  $    28,762,981  $      99,666,190
Shares outstanding                                  5,228,489       10,316,582        1,640,741        5,849,857          8,013,369
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)           $         19.22  $         14.86  $         15.91  $          4.92  $           12.44
                                              ===============  ===============  ===============  ===============  =================
CLASS I:
Net assets                                    $            --  $            --  $            --  $            --  $              --
Shares outstanding                                         --               --               --               --                 --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $            --  $            --  $              --
                                              ===============  ===============  ===============  ===============  =================
CLASS X:
Net assets                                    $            --  $    32,000,921  $            --  $            --  $              --
Shares outstanding                                         --        2,046,476               --               --                 --
Net asset value, offering and redemption
  price per share                             $            --  $         15.64  $            --  $            --  $              --
                                              ===============  ===============  ===============  ===============  =================
CLASS Z:
Net assets                                    $            --  $            --  $            --  $            --  $              --
Shares outstanding                                         --               --               --               --                 --
Net asset value, offering and redemption
  price per share                             $            --  $            --  $            --  $            --  $              --
                                              ===============  ===============  ===============  ===============  =================

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                                                                                         FOCUSED
                                                                       FOCUSED         FOCUSED          FOCUSED       FIXED INCOME
                                                                       EQUITY        MULTI-ASSET       BALANCED        AND EQUITY
                                                                      STRATEGY        STRATEGY         STRATEGY         STRATEGY
                                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                    ------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Interest                                                          $         --   $           --   $           --   $           --
  Dividends                                                               96,121        1,210,337        1,747,690          951,811
                                                                    ------------   --------------   --------------   --------------
   Total investment income*                                               96,121        1,210,337        1,747,690          951,811
                                                                    ============   ==============   ==============   ==============
Expenses:
  Investment advisory and management fees                                246,425          271,151          233,149           41,910
  Distribution and service maintenance fees
   Class A                                                                    --               --               --               --
   Class B                                                               184,016          195,920          235,101           44,287
   Class C+                                                              555,212          577,881          461,094           90,924
   Class X                                                                    --               --               --               --
   Class Z                                                                    --               --               --               --
  Service fees Class I                                                        --               --               --               --
  Transfer agent fees and expenses
   Class A                                                                 5,506            4,298            6,224            4,548
   Class B                                                                 4,740            4,250            4,142            3,782
   Class C+                                                                5,040            4,658            5,076            3,902
   Class I                                                                   204               --              224               --
   Class X                                                                    --               --               --               --
   Class Z                                                                    --               --               --               --
  Registration fees
   Class A                                                                20,945           28,044           23,414           15,712
   Class B                                                                12,157           12,428           15,373           10,800
   Class C+                                                               48,882           47,697           40,319           16,083
   Class I                                                                 1,853               --            1,307               --
   Class X                                                                    --               --               --               --
   Class Z                                                                    --               --               --               --
  Custodian fees                                                           5,886            5,886            5,886            5,886
  Audit and tax fees                                                      14,834           14,714           14,894           14,714
  Reports to shareholders                                                 11,660            2,087           18,355            1,211
  Legal fees                                                               2,634            2,646            2,622            2,430
  Directors' fees and expenses                                             4,657            5,632            3,980            2,687
  Interest expense                                                            --               --               --               --
  Insurance expense                                                          125              213              143               63
  Other expenses                                                           2,668            2,716            2,644            2,573
                                                                    ------------   --------------   --------------   --------------
   Total expenses before reimbursements, custody credits, and
     fees paid indirectly                                              1,127,444        1,180,221        1,073,947          261,512
   Expenses waived/reimbursed by investment advisor                       (2,519)             (27)         (27,079)         (33,981)
   Custody credits earned on cash balances                                    --               --               --               --
   Fees paid indirectly (Note 8)                                              --               --               --               --
                                                                    ------------   --------------   --------------   --------------
   Net expenses                                                        1,124,925        1,180,194        1,046,868          227,531
                                                                    ------------   --------------   --------------   --------------
Net investment income (loss)                                          (1,028,804)          30,143          700,822          724,280
                                                                    ------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments                                       --               --        2,416,803        1,353,762
Net realized gain (loss) from capital gain distributions from
  underlying funds                                                       123,860          544,963          758,792          305,804
Net realized foreign exchange gain (loss) on other assets and
  liabilities                                                                 --               --               --               --
Net realized gain (loss) on futures contracts and options
  contracts                                                                   --               --               --               --
Change in unrealized appreciation (depreciation) on investments        6,390,755        5,432,588          267,620       (1,388,556)
Change in unrealized foreign exchange gain (loss) on other assets
  and liabilities                                                             --               --               --               --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                             --               --               --               --
                                                                    ------------   --------------   --------------   --------------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss)
  on other assets and liabilities                                      6,514,615        5,977,551        3,443,215          271,010
                                                                    ------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:    $  5,485,811   $    6,007,694   $    4,144,037   $      995,290
                                                                    ============   ==============   ==============   ==============
*Net of foreign withholding taxes on interest and dividends of      $         --   $           --   $           --   $           --
                                                                    ============   ==============   ==============   ==============

----------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

                                                                       FOCUSED         FOCUSED          FOCUSED          FOCUSED
                                                                    FIXED INCOME      LARGE-CAP        MULTI-CAP          2000
                                                                      STRATEGY         GROWTH           GROWTH           GROWTH
                                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                    ------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Interest                                                          $         --   $      231,869   $       88,686   $       35,951
  Dividends                                                              456,917        4,869,434          760,280          170,760
                                                                    ------------   --------------   --------------   --------------
   Total investment income*                                              456,917        5,101,303          848,966          206,711
                                                                    ============   ==============   ==============   ==============
Expenses:
  Investment advisory and management fees                                 17,265        7,656,248        1,612,272        1,184,559
  Distribution and service maintenance fees
   Class A                                                                    --        1,125,210          254,803          233,254
   Class B                                                                21,994        2,569,397          640,192          162,505
   Class C+                                                               40,726        2,835,113          240,001          306,708
   Class X                                                                    --               --               --               --
   Class Z                                                                    --               --               --               --
  Service fees Class I                                                        --               --               --           11,041
  Transfer agent fees and expenses
   Class A                                                                 5,124          793,907          204,852          152,731
   Class B                                                                 3,718          688,743          191,402           48,787
   Class C+                                                                3,802          715,013           71,014           74,962
   Class I                                                                    --               --               --           10,274
   Class X                                                                    --               --            2,381               --
   Class Z                                                                    --            6,130               --               --
  Registration fees
   Class A                                                                13,739          112,088           20,948           67,074
   Class B                                                                12,015           21,880           11,271            5,342
   Class C+                                                               17,681           42,699            8,940            9,748
   Class I                                                                    --               --               --              152
   Class X                                                                    --               --            2,419               --
   Class Z                                                                    --           17,447               --               --
  Custodian fees                                                           5,886          157,936           81,089           71,415
  Audit and tax fee                                                       14,678           14,345           20,464           20,115
  Reports to shareholders                                                    976          707,299          148,030           56,179
  Legal fees                                                               2,368           21,230            6,180            1,234
  Directors' fees and expenses                                             1,638           51,828            9,903            3,349
  Interest expense                                                            --              197              653               --
  Insurance expense                                                           55           14,166            2,809              778
  Other expenses                                                           2,650              590            3,456           16,833
                                                                    ------------   --------------   --------------   --------------
   Total expenses before reimbursements, custody credits, and
     fees paid indirectly                                                164,315       17,551,466        3,533,079        2,437,040
   Expenses waived/reimbursed by investment advisor                      (66,732)              --         (189,664)        (106,329)
   Custody credits earned on cash balances                                    --             (636)            (281)            (851)
   Fees paid indirectly (Note 8)                                              --         (407,437)         (37,050)         (13,489)
                                                                    ------------   --------------   --------------   --------------
  Net expenses                                                            97,583       17,143,393        3,306,084        2,316,371
                                                                    ------------   --------------   --------------   --------------
Net investment income (loss)                                             359,334      (12,042,090)      (2,457,118)      (2,109,660)
                                                                    ------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments                                  388,288       33,054,392       30,682,056       13,915,770
Net realized gain (loss) from capital gain distributions from
  underlying funds                                                       171,737               --               --               --
Net realized foreign exchange gain (loss) on other assets and
  liabilities                                                                 --           44,005               --                8
Net realized gain (loss) on futures contracts and options
  contracts                                                                   --               --          (32,039)              --
Change in unrealized appreciation (depreciation) on investments         (703,538)       1,473,538      (27,806,164)     (13,564,229)
Change in unrealized foreign exchange gain (loss) on other assets
  and liabilities                                                             --          (24,004)              --               --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                             --               --               --               --
                                                                    ------------   --------------   --------------   --------------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss)
  on other assets and liabilities                                       (143,513)      34,547,931        2,843,853          351,549
                                                                    ------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:    $    215,821   $   22,505,841   $      386,735   $   (1,758,111)
                                                                    ============   ==============   ==============   ==============
*Net of foreign withholding taxes on interest and dividends of      $         --   $      163,793   $           --   $          157
                                                                    ============   ==============   ==============   ==============

----------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

                                                                       FOCUSED         FOCUSED          FOCUSED          FOCUSED
                                                                      LARGE-CAP       MULTI-CAP          2000            GROWTH
                                                                        VALUE           VALUE            VALUE         AND INCOME
                                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                    ------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Interest                                                          $    104,798   $       53,484   $      140,994   $       55,904
  Dividends                                                            3,783,260        6,203,185        3,396,767        2,510,079
                                                                    ------------   --------------   --------------   --------------
   Total investment income*                                            3,888,058        6,256,669        3,537,761        2,565,983
                                                                    ============   ==============   ==============   ==============
  Expenses:
  Investment advisory and management fees                              1,843,043        3,231,815        1,874,413        2,094,620
  Distribution and service maintenance fees
   Class A                                                               436,901          327,726          370,569          248,055
   Class B                                                               228,341          996,808          339,513          467,808
   Class C+                                                              345,804        1,166,515          459,023          749,256
   Class X                                                                    --               --               --               --
   Class Z                                                                    --               --               --               --
  Service fees Class I                                                        --           13,724               --               --
  Transfer agent fees and expenses
   Class A                                                               282,013          233,647          245,733          171,586
   Class B                                                                59,569          252,198           88,819          121,718
   Class C+                                                               84,391          292,573          114,565          183,730
   Class I                                                                    --           12,077               --               --
   Class X                                                                    --               --               --           31,091
   Class Z                                                                    --               --               --               --
  Registration fees
   Class A                                                                95,654           20,197           51,595           28,019
   Class B                                                                 3,306            8,681            1,511            6,117
   Class C+                                                                5,795            8,623            3,171            3,804
   Class I                                                                    --           10,738               --               --
   Class X                                                                    --               --               --              834
   Class Z                                                                    --               --               --               --
  Custodian fees                                                          73,172          117,395           75,497           79,651
  Audit and tax fees                                                      18,803           17,492           20,771           20,398
  Reports to shareholders                                                 58,311          263,329          134,682          113,158
  Legal fees                                                               3,736           13,032            5,206            6,762
  Directors' fees and expenses                                             5,094           21,876            7,365           10,254
  Interest expense                                                            --            3,548               --               --
  Insurance expense                                                        1,315            6,224            1,825            2,762
  Other expenses                                                           4,002            4,721            4,003            3,700
                                                                    ------------   --------------   --------------   --------------
   Total expenses before reimbursements, custody credits, and
     fees paid indirectly                                              3,549,250        7,022,939        3,798,261        4,343,323
   Expenses waived/reimbursed by investment advisor                      (41,334)        (196,226)         (84,084)         (53,235)
   Custody credits earned on cash balances                                  (148)            (331)            (567)            (103)
   Fees paid indirectly (Note 8)                                              --               --          (49,079)        (142,878)
                                                                    ------------   --------------   --------------   --------------
   Net expenses                                                        3,507,768        6,826,382        3,664,531        4,147,107
                                                                    ------------   --------------   --------------   --------------
Net investment income (loss)                                             380,290         (569,713)        (126,770)      (1,581,124)
                                                                    ------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments                               11,001,896       34,844,294       27,825,240       10,257,596
Net realized gain (loss) from capital gain distributions from
  underlying funds                                                            --               --               --               --
Net realized foreign exchange gain (loss) on other assets and
  liabilities                                                                 --          677,175              111          (56,468)
Net realized gain (loss) on futures contracts and options
  contracts                                                              810,954               --               --               --
Change in unrealized appreciation (depreciation) on investments         (563,462)       7,396,857       11,438,917        5,449,067
Change in unrealized foreign exchange gain (loss) on other assets
  and liabilities                                                             --         (453,241)              --           (4,576)
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                       (200,630)              --               --               --
                                                                    ------------   --------------   --------------   --------------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss)
  on other assets and liabilities                                     11,048,758       42,465,085       39,264,268       15,645,619
                                                                    ------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:    $ 11,429,048   $   41,895,372   $   39,137,498   $   14,064,495
                                                                    ============   ==============   ==============   ==============
*Net of foreign withholding taxes on interest and dividends of      $     48,992   $      117,287   $        6,941   $       58,330
                                                                    ============   ==============   ==============   ==============

----------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

                                                                      FOCUSED                          FOCUSED          FOCUSED
                                                                   INTERNATIONAL      FOCUSED          DIVIDEND         DIVIDEND
                                                                      EQUITY         TECHNOLOGY        STRATEGY         STRATEGY
                                                                     PORTFOLIO       PORTFOLIO        PORTFOLIO#      PORTFOLIO##
                                                                    ------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Interest                                                          $     23,943   $       13,875   $       12,300   $        1,051
  Dividends                                                              861,925           30,674        2,913,607          458,122
                                                                    ------------   --------------   --------------   --------------
   Total investment income*                                              885,868           44,549        2,925,907          459,173
                                                                    ============   ==============   ==============   ==============
  Expenses:
  Investment advisory and management fees                                850,382          572,896          355,203           50,393
  Distribution and service maintenance fees
   Class A                                                               181,560           64,722          100,673           14,197
   Class B                                                                47,364          126,125          277,287           41,920
   Class C+                                                              114,197          147,272          449,944           61,497
   Class X                                                                    --               --               --               --
   Class Z                                                                    --               --               --               --
  Service fees Class I                                                        --               --               --               --
  Transfer agent fees and expenses
   Class A                                                               117,606           56,800           70,188           10,133
   Class B                                                                13,100           40,433           76,251           10,618
   Class C+                                                               27,523           44,236          110,335           14,708
   Class I                                                                    --               --               --               --
   Class X                                                                    --               --               --               --
   Class Z                                                                    --               --               --               --
  Registration fees
   Class A                                                                60,294            9,067           10,321            1,984
   Class B                                                                 5,908            8,586            8,519            1,519
   Class C+                                                                5,572            6,685           11,253            1,767
   Class I                                                                    --               --               --               --
   Class X                                                                    --               --               --               --
   Class Z                                                                    --               --               --               --
  Custodian fees                                                          97,332           67,648           37,480            6,200
  Audit and tax fees                                                      24,570           20,613           16,322            2,573
  Reports to shareholders                                                 35,183          106,626           36,939            2,697
  Legal fees                                                                 294              918            2,429              496
  Directors' fees and expenses                                             1,245            2,043            5,334            1,010
  Interest expense                                                           140              277              468               --
  Insurance expense                                                          475              818            1,276               --
  Other expenses                                                           3,142            4,003            3,245              786
                                                                    ------------   --------------   --------------   --------------
   Total expenses before reimbursements, custody credits, and
     fees paid indirectly                                              1,585,887        1,279,768        1,573,467          222,498
   Expenses waived/reimbursed by investment advisor                     (153,681)        (199,144)        (136,645)         (18,495)
   Custody credits earned on cash balances                                  (586)             (30)              --               --
   Fees paid indirectly (Note 8)                                          (6,683)         (29,596)              --               --
                                                                    ------------   --------------   --------------   --------------
   Net expenses                                                        1,424,937        1,050,998        1,436,822          204,003
                                                                    ------------   --------------   --------------   --------------
  Net investment income (loss)                                          (539,069)      (1,006,449)       1,489,085          255,170
                                                                    ------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments                                7,627,355       18,043,606        9,057,973               --
Net realized gain (loss) from capital gain distributions from
  underlying funds                                                            --               --               --               --
Net realized foreign exchange gain (loss) on other assets and
  liabilities                                                            (22,223)          61,047               --               --
Net realized gain (loss) on futures contracts and options
  contracts                                                                   --           82,689               --               --
Change in unrealized appreciation (depreciation) on investments        1,375,837      (15,370,091)       9,862,590        8,226,258
Change in unrealized foreign exchange gain (loss) on other assets
  and liabilities                                                         13,734               --               --               --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                             --               --               --               --
                                                                    ------------   --------------   --------------   --------------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, and foreign exchange gain (loss)
  on other assets and liabilities                                      8,994,703        2,817,251       18,920,563        8,226,258
                                                                    ------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:    $  8,455,634   $    1,810,802   $   20,409,648   $    8,481,428
                                                                    ============   ==============   ==============   ==============
*Net of foreign withholding taxes on interest and dividends of      $    104,754   $        6,061   $           --   $           --
                                                                    ============   ==============   ==============   ==============

----------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

# For the period November 1, 2003 through April 30, 2004

## For the period October 1, 2003 through October 31, 2003

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                                            FOCUSED EQUITY STRATEGY                 FOCUSED MULTI-ASSET
                                                                   PORTFOLIO                        STRATEGY PORTFOLIO
                                                      -----------------------------------   -----------------------------------
                                                         FOR THE SIX                          FOR THE SIX
                                                        MONTHS ENDED      FOR THE PERIOD      MONTHS ENDED      FOR THE PERIOD
                                                          APRIL 30,           ENDED             APRIL 30,            ENDED
                                                            2004           OCTOBER 31,            2004            OCTOBER 31,
                                                         (UNAUDITED)          2003#           (UNAUDITED)            2003#
                                                      -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                        $     (1,028,804)  $       (341,869)  $         30,143   $       (222,174)
  Net realized gain (loss) on investments                           --            296,379                 --                509
  Net realized gain (loss) from capital gain
    distributions from underlying funds                        123,860             21,159            544,963             32,733
  Net realized foreign exchange gain (loss)
    on other assets and liabilities                                 --                 --                 --                 --
  Net realized gain (loss) on futures
    contracts and options contracts                                 --                 --                 --                 --
  Change in unrealized appreciation
    (depreciation) on investments                            6,390,755         16,043,999          5,432,588         19,672,638
  Change in unrealized foreign exchange
    gain (loss) on other assets and liabilities                     --                 --                 --                 --
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                           --                 --                 --                 --
                                                      ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
  resulting from operations                                  5,485,811         16,019,668          6,007,694         19,483,706
                                                      ----------------   ----------------   ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                                   --             (2,323)          (280,124)            (4,235)
  Net investment income (Class B)                                   --               (745)                --             (1,800)
  Net investment income (Class C+)                                  --             (2,032)                --             (9,262)
  Net investment income (Class I)                                   --                 --                 --                 --
  Net investment income (Class X)                                   --                 --                 --                 --
  Net investment income (Class Z)                                   --                 --                 --                 --
  Net realized gain on investments (Class A)                   (11,582)                --             (5,158)                --
  Net realized gain on investments (Class B)                    (7,138)                --             (3,400)                --
  Net realized gain on investments (Class C+)                  (22,608)                --             (9,941)                --
  Net realized gain on investments (Class I)                        --                 --                 --                 --
  Net realized gain on investments (Class X)                        --                 --                 --                 --
  Net realized gain on investments (Class Z)                        --                 --                 --                 --
                                                      ----------------   ----------------   ----------------   ----------------
Total dividends and distributions to
  shareholders                                                 (41,328)            (5,100)          (298,623)           (15,297)
                                                      ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                                 270,148,456        161,368,962        214,740,477        192,902,446
                                                      ----------------   ----------------   ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    275,592,939        177,383,530        220,449,548        212,370,855

NET ASSETS:
Beginning of period                                        177,383,530                 --        212,370,855                 --
                                                      ----------------   ----------------   ----------------   ----------------
End of period*                                        $    452,976,469   $    177,383,530   $    432,820,403   $    212,370,855
                                                      ================   ================   ================   ================
* Includes accumulated undistributed
  net investment income (loss)                        $     (1,028,982)  $           (178)  $       (250,054)  $            (73)
                                                      ================   ================   ================   ================

                                                               FOCUSED BALANCED
                                                              STRATEGY PORTFOLIO
                                                      -----------------------------------
                                                        FOR THE SIX
                                                        MONTHS ENDED      FOR THE PERIOD
                                                         APRIL 30,            ENDED
                                                           2004            OCTOBER 31,
                                                        (UNAUDITED)           2003#
                                                      -----------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                        $        700,822   $        (20,311)
  Net realized gain (loss) on investments                    2,416,803            (51,296)
  Net realized gain (loss) from capital gain
    distributions from underlying funds                        758,792             17,075
  Net realized foreign exchange gain (loss)
    on other assets and liabilities                                 --                 --
  Net realized gain (loss) on futures
    contracts and options contracts                                 --                 --
  Change in unrealized appreciation
    (depreciation) on investments                              267,620         15,023,582
  Change in unrealized foreign exchange
    gain (loss) on other assets and liabilities                     --                 --
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                           --                 --
                                                      ----------------   ----------------
Net increase (decrease) in net assets
  resulting from operations                                  4,144,037         14,969,050
                                                      ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                             (603,525)            (9,827)
  Net investment income (Class B)                              (92,643)            (2,430)
  Net investment income (Class C+)                            (199,626)            (6,875)
  Net investment income (Class I)                              (30,800)                --
  Net investment income (Class X)                                   --                 --
  Net investment income (Class Z)                                   --                 --
  Net realized gain on investments (Class A)                    (2,613)                --
  Net realized gain on investments (Class B)                    (2,093)                --
  Net realized gain on investments (Class C+)                   (4,626)                --
  Net realized gain on investments (Class I)                        --                 --
  Net realized gain on investments (Class X)                        --                 --
  Net realized gain on investments (Class Z)                        --                 --
                                                      ----------------   ----------------
Total dividends and distributions to
  shareholders                                                (935,926)           (19,132)
                                                      ----------------   ----------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                                 201,491,652        190,242,452
                                                      ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    204,699,763        205,192,370

NET ASSETS:
Beginning of period                                        205,192,370                 --
                                                      ----------------   ----------------
End of period*                                        $    409,892,133   $    205,192,370
                                                      ================   ================
* Includes accumulated undistributed
  net investment income (loss)                        $       (225,804)  $            (32)
                                                      ================   ================

----------
# Commenced operation November 8, 2002
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

                                                               FOCUSED FIXED INCOME                  FOCUSED FIXED INCOME
                                                                AND EQUITY STRATEGY                        STRATEGY
                                                                     PORTFOLIO                             PORTFOLIO
                                                        -----------------------------------   -----------------------------------
                                                          FOR THE SIX                            FOR THE SIX
                                                          MONTHS ENDED      FOR THE PERIOD      MONTHS ENDED      FOR THE PERIOD
                                                            APRIL 30,           ENDED             APRIL 30,           ENDED
                                                              2004           OCTOBER 31,            2004            OCTOBER 31,
                                                          (UNAUDITED)           2003#           (UNAUDITED)           2003#
                                                        -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                          $        724,280   $        290,757   $        359,334   $        338,448
  Net realized gain (loss) on investments                      1,353,762             33,540            388,288            148,242
  Net realized gain (loss) from capital gain
    distributions from underlying funds                          305,804              6,125            171,737              3,754
  Net realized foreign exchange gain (loss)
    on other assets and liabilities                                   --                 --                 --                 --
  Net realized gain (loss) on futures
    contracts and options contracts                                   --                 --                 --                 --
  Change in unrealized appreciation
    (depreciation) on investments                             (1,388,556)         2,477,673           (703,538)           148,412
  Change in unrealized foreign exchange
    gain (loss) on other assets and liabilities                       --                 --                 --                 --
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                             --                 --                 --                 --
                                                        ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
  resulting from operations                                      995,290          2,808,095            215,821            638,856
                                                        ----------------   ----------------   ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                               (453,876)          (133,642)          (181,364)          (132,312)
  Net investment income (Class B)                               (149,139)           (35,495)          (127,907)           (64,248)
  Net investment income (Class C+)                              (302,656)           (71,489)          (233,724)          (137,414)
  Net investment income (Class I)                                     --                 --                 --                 --
  Net investment income (Class X)                                     --                 --                 --                 --
  Net investment income (Class Z)                                     --                 --                 --                 --
  Net realized gain on investments (Class A)                     (18,478)                --            (66,667)                --
  Net realized gain on investments (Class B)                      (8,110)                --            (55,320)                --
  Net realized gain on investments (Class C+)                    (16,025)                --            (97,016)                --
  Net realized gain on investments (Class I)                          --                 --                 --                 --
  Net realized gain on investments (Class X)                          --                 --                 --                 --
  Net realized gain on investments (Class Z)                          --                 --                 --                 --
                                                        ----------------   ----------------   ----------------   ----------------
Total dividends and distributions to
  shareholders                                                  (948,284)          (240,626)          (761,998)          (333,974)
                                                        ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 9)                                       23,350,988         57,301,111          5,172,775         24,665,234
                                                        ----------------   ----------------   ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       23,397,994         59,868,580          4,626,598         24,970,116

NET ASSETS:
Beginning of period                                           59,868,580                 --         24,970,116                 --
                                                        ----------------   ----------------   ----------------   ----------------
End of period*                                          $     83,266,574   $     59,868,580   $     29,596,714   $     24,970,116
                                                        ================   ================   ================   ================
* Includes accumulated undistributed
  net investment income (loss)                          $       (122,152)  $         59,239   $       (173,473)  $         10,188
                                                        ================   ================   ================   ================

                                                             FOCUSED LARGE-CAP GROWTH
                                                                     PORTFOLIO
                                                        -----------------------------------
                                                           FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR
                                                            APRIL 30,           ENDED
                                                              2004           OCTOBER 31,
                                                           (UNAUDITED)           2003
                                                        -----------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                          $    (12,042,090)  $    (15,528,630)
  Net realized gain (loss) on investments                     33,054,392         18,532,334
  Net realized gain (loss) from capital gain
    distributions from underlying funds                               --                 --
  Net realized foreign exchange gain (loss)
    on other assets and liabilities                               44,005                 --
  Net realized gain (loss) on futures
    contracts and options contracts                                   --                 --
  Change in unrealized appreciation
    (depreciation) on investments                              1,473,538        342,424,975
  Change in unrealized foreign exchange
    gain (loss) on other assets and liabilities                  (24,004)             8,400
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                             --                 --
                                                        ----------------   ----------------
Net increase (decrease) in net assets
  resulting from operations                                   22,505,841        345,437,079
                                                        ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                                     --                 --
  Net investment income (Class B)                                     --                 --
  Net investment income (Class C+)                                    --                 --
  Net investment income (Class I)                                     --                 --
  Net investment income (Class X)                                     --                 --
  Net investment income (Class Z)                                     --                 --
  Net realized gain on investments (Class A)                          --                 --
  Net realized gain on investments (Class B)                          --                 --
  Net realized gain on investments (Class C+)                         --                 --
  Net realized gain on investments (Class I)                          --                 --
  Net realized gain on investments (Class X)                          --                 --
  Net realized gain on investments (Class Z)                          --                 --
                                                        ----------------   ----------------
Total dividends and distributions to
  shareholders                                                        --                 --
                                                        ----------------   ----------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 9)                                      227,521,043        128,709,672
                                                        ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      250,026,884        474,146,751

NET ASSETS:
Beginning of period                                        1,629,204,337      1,155,057,586
                                                        ----------------   ----------------
End of period*                                          $  1,879,231,221   $  1,629,204,337
                                                        ================   ================
* Includes accumulated undistributed
  net investment income (loss)                          $    (12,164,255)  $       (127,882)
                                                        ================   ================

----------
# Commenced operation November 8, 2002
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

                                                             FOCUSED MULTI-CAP GROWTH                 FOCUSED 2000 GROWTH
                                                                     PORTFOLIO                             PORTFOLIO
                                                        -----------------------------------   -----------------------------------
                                                          FOR THE SIX                           FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR       MONTHS ENDED       FOR THE YEAR
                                                            APRIL 30,           ENDED            APRIL 30,            ENDED
                                                              2004            OCTOBER 31,          2004             OCTOBER 31,
                                                          (UNAUDITED)            2003           (UNAUDITED)            2003
                                                        -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                          $     (2,457,118)  $     (4,171,610)  $     (2,109,660)  $     (1,767,468)
  Net realized gain (loss) on investments                     30,682,056        (12,930,385)        13,915,770          2,618,307
  Net realized gain (loss) from capital gain
    distributions from underlying funds                               --                 --                 --                 --
  Net realized foreign exchange gain (loss)
    on other assets and liabilities                                   --                 --                  8                 --
  Net realized gain (loss) on futures
    contracts and options contracts                              (32,039)           244,661                 --                 --
  Change in unrealized appreciation
    (depreciation) on investments                            (27,806,164)        76,173,880        (13,564,229)        38,653,171
  Change in unrealized foreign exchange
    gain (loss) on other assets and liabilities                       --                 --                 --                 --
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                             --                 --                 --                 --
                                                        ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
  resulting from operations                                      386,735         59,316,546         (1,758,111)        39,504,010
                                                        ----------------   ----------------   ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                                     --                 --                 --                 --
  Net investment income (Class B)                                     --                 --                 --                 --
  Net investment income (Class C+)                                    --                 --                 --                 --
  Net investment income (Class I)                                     --                 --                 --                 --
  Net investment income (Class X)                                     --                 --                 --                 --
  Net investment income (Class Z)                                     --                 --                 --                 --
  Net realized gain on investments (Class A)                          --                 --                 --                 --
  Net realized gain on investments (Class B)                          --                 --                 --                 --
  Net realized gain on investments (Class C+)                         --                 --                 --                 --
  Net realized gain on investments (Class I)                          --                 --                 --                 --
  Net realized gain on investments (Class X)                          --                 --                 --                 --
  Net realized gain on investments (Class Z)                          --                 --                 --                 --
                                                        ----------------   ----------------   ----------------   ----------------
Total dividends and distributions to
  shareholders                                                        --                 --                 --                 --
                                                        ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                                    14,951,493          1,833,392         99,793,976         86,468,246
                                                        ----------------   ----------------   ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       15,338,228         61,149,938         98,035,865        125,972,256

NET ASSETS:
Beginning of period                                          304,871,504        243,721,566        178,086,467         52,114,211
                                                        ----------------   ----------------   ----------------   ----------------
End of period*                                          $    320,209,732   $    304,871,504   $    276,122,332   $    178,086,467
                                                        ================   ================   ================   ================
* Includes accumulated undistributed
  net investment income (loss)                          $     (2,493,327)  $        (36,209)  $     (2,112,211)  $         (2,551)
                                                        ================   ================   ================   ================

                                                              FOCUSED LARGE-CAP VALUE
                                                                     PORTFOLIO
                                                        -----------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR
                                                            APRIL 30,           ENDED
                                                              2004            OCTOBER 31,
                                                          (UNAUDITED)            2003
                                                        ----------------   ----------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                          $        380,290   $        134,738
  Net realized gain (loss) on investments                     11,001,896            550,997
  Net realized gain (loss) from capital gain
    distributions from underlying funds                               --                 --
  Net realized foreign exchange gain (loss)
    on other assets and liabilities                                   --                 --
  Net realized gain (loss) on futures
    contracts and options contracts                              810,954             94,610
  Change in unrealized appreciation
    (depreciation) on investments                               (563,462)        33,571,004
  Change in unrealized foreign exchange
    gain (loss) on other assets and liabilities                       --                 --
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                       (200,630)            83,517
                                                        ----------------   ----------------
Net increase (decrease) in net assets
  resulting from operations                                   11,429,048         34,434,866
                                                        ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                               (293,906)                --
  Net investment income (Class B)                                     --                 --
  Net investment income (Class C+)                                    --                 --
  Net investment income (Class I)                                     --                 --
  Net investment income (Class X)                                     --                 --
  Net investment income (Class Z)                                     --                 --
  Net realized gain on investments (Class A)                          --                 --
  Net realized gain on investments (Class B)                          --                 --
  Net realized gain on investments (Class C+)                         --                 --
  Net realized gain on investments (Class I)                          --                 --
  Net realized gain on investments (Class X)                          --                 --
  Net realized gain on investments (Class Z)                          --                 --
                                                        ----------------   ----------------
Total dividends and distributions to
  shareholders                                                  (293,906)                --
                                                        ----------------   ----------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                                   169,758,737        140,033,420
                                                        ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      180,893,879        174,468,286

NET ASSETS:

Beginning of period                                          267,068,179         92,599,893
                                                        ----------------   ----------------
End of period*                                          $    447,962,058   $    267,068,179
                                                        ================   ================
* Includes accumulated undistributed
  net investment income (loss)                          $        214,875   $        128,491
                                                        ================   ================

----------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

                                                                 FOCUSED MULTI-CAP VALUE                  FOCUSED 2000 VALUE
                                                                        PORTFOLIO                              PORTFOLIO
                                                           -----------------------------------   ----------------------------------
                                                              FOR THE SIX                           FOR THE SIX
                                                             MONTHS ENDED       FOR THE YEAR       MONTHS ENDED      FOR THE YEAR
                                                               APRIL 30,            ENDED            APRIL 30,           ENDED
                                                                 2004            OCTOBER 31,           2004           OCTOBER 31,
                                                              (UNAUDITED)           2003            (UNAUDITED)          2003
                                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                             $       (569,713)  $      2,812,508   $       (126,770) $     (1,013,159)
  Net realized gain (loss) on investments                        34,844,294        (35,798,528)        27,825,240        (2,014,768)
  Net realized gain (loss) from capital gain
    distributions from underlying funds                                  --                 --                 --                --
  Net realized foreign exchange gain (loss)
    on other assets and liabilities                                 677,175           (788,720)               111           (34,716)
  Net realized gain (loss) on futures
    contracts and options contracts                                      --          3,757,024                 --                --
  Change in unrealized appreciation
    (depreciation) on investments                                 7,396,857        155,097,530         11,438,917        66,911,227
  Change in unrealized foreign exchange
    gain (loss) on other assets and liabilities                    (453,241)           (16,862)                --               (93)
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                                --             (6,639)                --                --
                                                           ----------------   ----------------   ----------------  ----------------
Net increase (decrease) in net assets
  resulting from operations                                      41,895,372        125,056,313         39,137,498        63,848,491
                                                           ----------------   ----------------   ----------------  ----------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                                (1,329,223)                --                 --                --
  Net investment income (Class B)                                  (262,410)                --                 --                --
  Net investment income (Class C+)                                 (305,894)                --                 --                --
  Net investment income (Class I)                                  (145,227)                --                 --                --
  Net investment income (Class X)                                        --                 --                 --                --
  Net investment income (Class Z)                                        --                 --                 --                --
  Net realized gain on investments (Class A)                             --                 --                 --        (2,167,383)
  Net realized gain on investments (Class B)                             --                 --                 --        (2,237,601)
  Net realized gain on investments (Class C+)                            --                 --                 --        (2,595,342)
  Net realized gain on investments (Class I)                             --                 --                 --                --
  Net realized gain on investments (Class X)                             --                 --                 --                --
  Net realized gain on investments (Class Z)                             --                 --                 --           (71,751)
                                                           ----------------   ----------------   ----------------  ----------------
Total dividends and distributions to
  shareholders                                                   (2,042,754)                --                 --        (7,072,077)
                                                           ----------------   ----------------   ----------------  ----------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                                      (10,203,726)       (55,363,574)       131,008,257        80,354,987
                                                           ----------------   ----------------   ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          29,648,892         69,692,739        170,145,755       137,131,401

NET ASSETS:
Beginning of period                                             589,652,612        519,959,873        277,466,685       140,335,284
                                                           ----------------   ----------------   ----------------  ----------------
End of period*                                             $    619,301,504   $    589,652,612   $    447,612,440  $    277,466,685
                                                           ================   ================   ================  ================
* Includes accumulated undistributed
  net investment income (loss)                             $       (602,317)  $      2,010,150   $       (138,316) $        (11,546)
                                                           ================   ================   ================  ================

                                                                 FOCUSED GROWTH AND INCOME
                                                                         PORTFOLIO
                                                           ------------------------------------
                                                              FOR THE SIX
                                                             MONTHS ENDED        FOR THE YEAR
                                                               APRIL 30,             ENDED
                                                                 2004             OCTOBER 31,
                                                              (UNAUDITED)            2003
                                                           ------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                             $     (1,581,124)   $     (2,599,645)
  Net realized gain (loss) on investments                        10,257,596          (1,849,272)
  Net realized gain (loss) from capital gain
    distributions from underlying funds                                  --                  --
  Net realized foreign exchange gain (loss)
    on other assets and liabilities                                 (56,468)            197,683
  Net realized gain (loss) on futures
    contracts and options contracts                                      --                  --
  Change in unrealized appreciation
    (depreciation) on investments                                 5,449,067          63,325,553
  Change in unrealized foreign exchange
    gain (loss) on other assets and liabilities                      (4,576)              1,347
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                                --                  --
                                                           ----------------    ----------------
Net increase (decrease) in net assets
  resulting from operations                                      14,064,495          59,075,666
                                                           ----------------    ----------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                                        --                  --
  Net investment income (Class B)                                        --                  --
  Net investment income (Class C+)                                       --                  --
  Net investment income (Class I)                                        --                  --
  Net investment income (Class X)                                        --                  --
  Net investment income (Class Z)                                        --                  --
  Net realized gain on investments (Class A)                             --                  --
  Net realized gain on investments (Class B)                             --                  --
  Net realized gain on investments (Class C+)                            --                  --
  Net realized gain on investments (Class I)                             --                  --
  Net realized gain on investments (Class X)                             --                  --
  Net realized gain on investments (Class Z)                             --                  --
                                                           ----------------    ----------------
Total dividends and distributions to
  shareholders                                                           --                  --
                                                           ----------------    ----------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                                       56,674,412          90,884,940
                                                           ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          70,738,907         149,960,606

NET ASSETS:
Beginning of period                                             368,182,655         218,222,049
                                                           ----------------    ----------------
End of period*                                             $    438,921,562    $    368,182,655
                                                           ================    ================
* Includes accumulated undistributed
  net investment income (loss)                             $     (1,599,527)   $        (18,403)
                                                           ================    ================

----------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

                                                              FOCUSED INTERNATIONAL EQUITY               FOCUSED TECHNOLOGY
                                                                       PORTFOLIO                             PORTFOLIO
                                                          -----------------------------------   -----------------------------------
                                                             FOR THE SIX                           FOR THE SIX
                                                            MONTHS ENDED       FOR THE YEAR       MONTHS ENDED       FOR THE YEAR
                                                              APRIL 30,            ENDED            APRIL 30,            ENDED
                                                                2004            OCTOBER 31,           2004            OCTOBER 31,
                                                             (UNAUDITED)           2003            (UNAUDITED)           2003
                                                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                            $       (539,069)  $        (43,005)  $     (1,006,449)  $     (1,299,212)
  Net realized gain (loss) on investments                        7,627,355          1,065,768         18,043,606          2,999,300
  Net realized gain (loss) from capital gain
    distributions from underlying funds                                 --                 --                 --                 --
  Net realized foreign exchange gain (loss) on
    other assets and liabilities                                   (22,223)            11,415             61,047            206,511
  Net realized gain (loss) on futures contracts and
    options contracts                                                   --                 --             82,689             89,453
  Change in unrealized appreciation (depreciation) on
    investments                                                  1,375,837         11,111,181        (15,370,091)        33,379,541
  Change in unrealized foreign exchange gain
    (loss) on other assets and liabilities                          13,734            (26,238)                --                 --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                             --                 --                 --            148,855
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
  operations                                                     8,455,634         12,119,121          1,810,802         35,524,448
                                                          ----------------   ----------------   ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                                       --                 --                 --                 --
  Net investment income (Class B)                                       --                 --                 --                 --
  Net investment income (Class C+)                                      --                 --                 --                 --
  Net investment income (Class I)                                       --                 --                 --                 --
  Net investment income (Class X)                                       --                 --                 --                 --
  Net investment income (Class Z)                                       --                 --                 --                 --
  Net realized gain on investments (Class A)                      (426,979)                --                 --                 --
  Net realized gain on investments (Class B)                       (44,930)                --                 --                 --
  Net realized gain on investments (Class C+)                     (103,380)                --                 --                 --
  Net realized gain on investments (Class I)                            --                 --                 --                 --
  Net realized gain on investments (Class X)                            --                 --                 --                 --
  Net realized gain on investments (Class Z)                            --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
  Total dividends and distributions to shareholders               (575,289)                --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 9)                           77,159,951         43,834,368          3,434,376          1,574,035
                                                          ----------------   ----------------   ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         85,040,296         55,953,489          5,245,178         37,098,483
                                                          ----------------   ----------------   ----------------   ----------------

NET ASSETS:
Beginning of period                                             88,625,458         32,671,969         86,186,536         49,088,053
                                                          ----------------   ----------------   ----------------   ----------------
End of period*                                            $    173,665,754   $     88,625,458   $     91,431,714   $     86,186,536
                                                          ================   ================   ================   ================
* Includes accumulated undistributed net investment
  income (loss)                                           $       (565,247)  $        (26,178)  $     (1,013,401)  $         (6,952)
                                                          ================   ================   ================   ================

----------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

                                                                         FOCUSED DIVIDEND STRATEGY
                                                                                 PORTFOLIO#
                                                           ------------------------------------------------------
                                                              FOR THE SIX        FOR THE ONE
                                                             MONTHS ENDED        MONTH ENDED       FOR THE YEAR
                                                               APRIL 30,         OCTOBER 31,           ENDED
                                                                 2004               2003           SEPTEMBER 30,
                                                              (UNAUDITED)        (UNAUDITED)           2003
                                                           ------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)                             $      1,489,085   $        255,170   $      1,954,367
  Net realized gain (loss) on investments                         9,057,973                 --         (1,146,576)
  Net realized gain (loss) from capital gain
    distributions from underlying funds                                  --                 --                 --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                               --                 --                 --
  Net realized gain (loss) on futures contracts and
    options contracts.                                                   --                 --                 --
  Change in unrealized appreciation (depreciation) on
    investments                                                   9,862,590          8,226,258         10,231,551
  Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities                                         --                 --                 --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                              --                 --                 --
                                                           ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
  operations                                                     20,409,648          8,481,428         11,039,342
                                                           ----------------   ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                                  (548,860)                --           (801,768)
  Net investment income (Class B)                                  (367,249)                --           (800,184)
  Net investment income (Class C+).                                (589,216)                --           (926,034)
  Net investment income (Class I).                                       --                 --                 --
  Net investment income (Class X)                                        --                 --                 --
  Net investment income (Class Z)                                        --                 --                 --
  Net realized gain on investments (Class A)                             --                 --                 --
  Net realized gain on investments (Class B)                             --                 --                 --
  Net realized gain on investments (Class C+)                            --                 --                 --
  Net realized gain on investments (Class I).                            --                 --                 --
  Net realized gain on investments (Class X)                             --                 --                 --
  Net realized gain on investments (Class Z).                            --                 --                 --
                                                           ----------------   ----------------   ----------------
  Total dividends and distributions to shareholders              (1,505,325)                --         (2,527,986)
                                                           ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 9)                            26,082,015          5,435,977        103,943,412
                                                           ----------------   ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          44,986,338         13,917,405        112,454,768
                                                           ----------------   ----------------   ----------------

NET ASSETS:
Beginning of period                                             175,983,469        162,066,064         49,611,296
                                                           ----------------   ----------------   ----------------
End of period*                                             $    220,969,807   $    175,983,469   $    162,066,064
                                                           ================   ================   ================
* Includes accumulated undistributed net investment
  income (loss)                                            $        244,303   $        260,538   $          5,373
                                                           ================   ================   ================

----------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares
# See Note 2

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND         MENT            MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $   12.50     $   (0.03)     $    3.49    $     3.46     $    (0.02)
04/30/04(7)                                         15.94         (0.01)          0.80          0.79             --
                                                      CLASS B
11/08/02-10/31/03(5)                            $   12.50     $   (0.11)     $    3.46    $     3.35     $    (0.01)
04/30/04(7)                                         15.84         (0.07)          0.81          0.74             --
                                                      CLASS C+
11/08/02-10/31/03(5)                            $   12.50     $   (0.11)     $    3.45    $     3.34     $    (0.01)
04/30/04(7)                                         15.83         (0.06)          0.80          0.74             --
                                                      CLASS I
02/23/04-04/30/04(6)(7)                         $   17.20     $   (0.01)     $   (0.46)   $    (0.47)    $       --

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $   12.50     $    0.02      $    2.58    $     2.60     $    (0.03)
04/30/04(7)                                         15.07          0.04           0.60          0.64          (0.05)
                                                      CLASS B
11/08/02-10/31/03(5)                            $   12.50     $   (0.06)     $    2.57    $     2.51     $    (0.02)
04/30/04(7)                                         14.99         (0.01)          0.59          0.58             --
                                                      CLASS C+
11/08/02-10/31/03(5)                            $   12.50     $   (0.06)     $    2.57    $     2.51     $    (0.02)
04/30/04(7)                                         14.99         (0.01)          0.59          0.58             --

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                         NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF        TOTAL          END OF
                    ENDED                         GAINS        BUTIONS        PERIOD      RETURN(2)        PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $      --     $   (0.02)     $   15.94         27.72%    $   50,347
04/30/04(7)                                          0.00          0.00          16.73          4.97        135,242
                                                      CLASS B
11/08/02-10/31/03(5)                            $      --     $   (0.01)     $   15.84         26.81%    $   30,942
04/30/04(7)                                          0.00          0.00          16.58          4.69         80,674
                                                      CLASS C+
11/08/02-10/31/03(5)                            $      --     $   (0.01)     $   15.83         26.73%    $   96,094
04/30/04(7)                                          0.00          0.00          16.57          4.69        228,843
                                                      CLASS I
02/23/04-04/30/04(6)(7)                         $      --     $      --      $   16.73         (2.73)%   $    8,218

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $      --     $   (0.03)     $   15.07         20.82%    $   57,362
04/30/04(7)                                          0.00         (0.05)         15.66          4.28        124,703
                                                      CLASS B
11/08/02-10/31/03(5)                            $      --     $   (0.02)     $   14.99         20.07%    $   41,762
04/30/04(7)                                          0.00          0.00          15.57          3.88         77,230
                                                      CLASS C+
11/08/02-10/31/03(5)                            $      --     $   (0.02)     $   14.99         20.07%    $  113,247
04/30/04(7)                                          0.00          0.00          15.57          3.88        230,887

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                       NET ASSETS(3)(4)      ASSETS(3)(4)     TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                             CLASS A
11/08/02-10/31/03(5)                                  0.25%              (0.25)%           7%
04/30/04(7)                                           0.25               (0.19)            0
                                             CLASS B
11/08/02-10/31/03(5)                                  0.90%              (0.90)%           7%
04/30/04(7)                                           0.90               (0.84)            0
                                             CLASS C+
11/08/02-10/31/03(5)                                  0.90%              (0.90)%           7%
04/30/04(7)                                           0.88               (0.82)            0
                                             CLASS I
02/23/04-04/30/04(6)(7)                               0.15%              (0.35)%           0%

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                             CLASS A
11/08/02-10/31/03(5)                                  0.25%               0.16%            0%
04/30/04(7)                                           0.25                0.47             0
                                             CLASS B
11/08/02-10/31/03(5)                                  0.90%              (0.50)%           0%
04/30/04(7)                                           0.90               (0.16)            0
                                             CLASS C+
11/08/02-10/31/03(5)                                  0.90%              (0.48)%           0%
04/30/04(7)                                           0.89               (0.16)            0

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                                          10/31/03   04/30/04(3)
                                                          --------   -----------
     Focused Equity Strategy A                              0.36%       (0.07)%
     Focused Equity Strategy B                              0.42        (0.06)
     Focused Equity Strategy C+                             0.18        (0.04)
     Focused Equity Strategy I                                --         0.07
     Focused Multi-Asset Strategy A                         0.25        (0.06)
     Focused Multi-Asset Strategy B                         0.27        (0.07)
     Focused Multi-Asset Strategy C+                        0.12        (0.06)

(5)  Commencement of Operations
(6)  Inception date of class.
(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND         MENT            MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED BALANCED STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $   12.50     $    0.05      $    2.41    $     2.46     $    (0.06)(6)
04/30/04(8)                                         14.90          0.07           0.47          0.54          (0.12)
                                                      CLASS B
11/08/02-10/31/03(5)                            $   12.50     $   (0.02)     $    2.39    $     2.37     $    (0.03)(6)
04/30/04(8)                                         14.84          0.02           0.46          0.48          (0.02)
                                                      CLASS C+
11/08/02-10/31/03(5)                            $   12.50     $   (0.02)     $    2.40    $     2.38     $    (0.03)(6)
04/30/04(8)                                         14.85          0.02           0.47          0.49          (0.02)
                                                      CLASS I
02/23/04-04/30/04(7)(8)                         $   15.72     $   (0.01)     $   (0.36)   $    (0.37)    $    (0.03)

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $   12.50     $    0.20      $    1.23    $     1.43     $    (0.18)
04/30/04(8)                                         13.75          0.16           0.15          0.31          (0.19)
                                                      CLASS B
11/08/02-10/31/03(5)                            $   12.50     $    0.12      $    1.23    $     1.35     $    (0.11)
04/30/04(8)                                         13.74          0.12           0.14          0.26          (0.15)
                                                      CLASS C+
11/08/02-10/31/03(5)                            $   12.50     $    0.13      $    1.22    $     1.35     $    (0.11)
04/30/04(8)                                         13.74          0.11           0.15          0.26          (0.15)

FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $   12.50     $    0.30      $    0.46    $     0.76     $    (0.30)
04/30/04(8)                                         12.96          0.19          (0.21)        (0.02)         (0.07)
                                                      CLASS B
11/08/02-10/31/03(5)                            $   12.50     $    0.23      $    0.46    $     0.69     $    (0.23)
04/30/04(8)                                         12.96          0.16          (0.19)        (0.03)         (0.07)
                                                      CLASS C+
11/08/02-10/31/03(5)                            $   12.50     $    0.22      $    0.47    $     0.69     $    (0.23)
04/30/04(8)                                         12.96          0.14          (0.17)        (0.03)         (0.07)

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                         NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF        TOTAL          END OF
                    ENDED                         GAINS        BUTIONS        PERIOD      RETURN(2)        PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED BALANCED STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $      --     $   (0.06)(6)  $   14.90         19.75%    $   54,459
04/30/04(8)                                          0.00         (0.12)         15.32          3.60        114,154
                                                      CLASS B
11/08/02-10/31/03(5)                            $      --     $   (0.03)(6)  $   14.84         18.98%    $   48,183
04/30/04(8)                                          0.00         (0.02)         15.30          3.26        100,423
                                                      CLASS C+
11/08/02-10/31/03(5)                            $      --     $   (0.03)(6)  $   14.85         19.06%    $  102,550
04/30/04(8)                                          0.00         (0.02)         15.32          3.33        177,524
                                                      CLASS I
02/23/04-04/30/04(7)(8)                                --     $   (0.03)     $   15.32         (2.38)%   $   17,792

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $      --     $   (0.18)     $   13.75         11.57%    $   26,426
04/30/04(8)                                         (0.01)        (0.20)         13.86          2.25         36,119
                                                      CLASS B
11/08/02-10/31/03(5)                            $      --     $   (0.11)     $   13.74         10.88%    $   11,562
04/30/04(8)                                         (0.01)        (0.16)         13.84          1.87         15,176
                                                      CLASS C+
11/08/02-10/31/03(5)                            $      --     $   (0.11)     $   13.74         10.88%    $   21,880
04/30/04(8)                                         (0.01)        (0.16)         13.84          1.87         31,971

FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                      CLASS A
11/08/02-10/31/03(5)                            $      --     $   (0.30)     $   12.96          6.35%    $    8,400
04/30/04(8)                                         (0.11)        (0.18)         12.76          1.47          8,596
                                                      CLASS B
11/08/02-10/31/03(5)                            $      --     $   (0.23)     $   12.96          5.69%    $    6,033
04/30/04(8)                                         (0.11)        (0.18)         12.75          1.15          7,359
                                                      CLASS C+
11/08/02-10/31/03(5)                            $      --     $   (0.23)     $   12.96          5.69%    $   10,537
04/30/04(8)                                         (0.11)        (0.18)         12.75          1.15         13,642

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                       NET ASSETS(3)(4)      ASSETS(3)(4)     TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED BALANCED STRATEGY PORTFOLIO
                                             CLASS A
11/08/02-10/31/03(5)                                  0.25%               0.43%            2%
04/30/04(8)                                           0.25                0.91             4
                                             CLASS B
11/08/02-10/31/03(5)                                  0.90%              (0.20)%           2%
04/30/04(8)                                           0.90                0.24             4
                                             CLASS C+
11/08/02-10/31/03(5)                                  0.90%               0.19%            2%
04/30/04(8)                                           0.86                0.33             4
                                             CLASS I
02/23/04-04/30/04(7)(8)                               0.15%              (0.27)%           4%

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                             CLASS A
11/08/02-10/31/03(5)                                  0.25%               1.64%            6%
04/30/04(8)                                           0.25                2.32            12
                                             CLASS B
11/08/02-10/31/03(5)                                  0.90%               1.02%            6%
04/30/04(8)                                           0.90                1.68            12
                                             CLASS C+
11/08/02-10/31/03(5)                                  0.90%               1.08%            6%
04/30/04(8)                                           0.90                1.68            12

FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                             CLASS A
11/08/02-10/31/03(5)                                  0.25%               2.52%           66%
04/30/04(8)                                           0.25                3.01            44
                                             CLASS B
11/08/02-10/31/03(5)                                  0.90%               1.94%           66%
04/30/04(8)                                           0.90                2.43            44
                                             CLASS C+
11/08/02-10/31/03(5)                                  0.90%               1.89%           66%
04/30/04(8)                                           0.90                2.36            44

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                                          10/31/03   04/30/04(3)
                                                          --------   -----------
     Focused Balanced Strategy A                            0.21%       (0.05)%
     Focused Balanced Strategy B                            0.18        (0.06)
     Focused Balanced Strategy C+                           0.09        (0.01)
     Focused Balanced Strategy I                              --         0.00
     Focused Fixed Income and Equity Strategy A             0.53         0.06
     Focused Fixed Income and Equity Strategy B             0.71         0.14
     Focused Fixed Income and Equity Strategy C+            0.52         0.07
     Focused Fixed Income Strategy A                        0.90         0.53
     Focused Fixed Income Strategy B                        1.00         0.55
     Focused Fixed Income Strategy C+                       0.60         0.42

(5)  Commencement of Operations
(6)  Includes a tax return of capital of less than $.01 per share
(7)  Inception date of class.
(8)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND         MENT            MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                                      CLASS A
10/31/99                                        $   12.60     $   (0.12)     $    6.75    $     6.63     $       --
10/31/00                                            19.23         (0.19)          2.54          2.35             --
10/31/01                                            21.49         (0.11)         (6.16)        (6.27)            --
10/31/02                                            14.63         (0.11)         (1.71)        (1.82)            --
10/31/03                                            12.81         (0.12)          3.97          3.85             --
04/30/04(7)                                         16.66         (0.08)          0.38          0.30             --
                                                      CLASS B
10/31/99                                        $   12.56     $   (0.23)     $    6.72    $     6.49     $       --
10/31/00                                            19.05         (0.34)          2.52          2.18             --
10/31/01                                            21.14         (0.22)         (6.04)        (6.26)            --
10/31/02                                            14.29         (0.20)         (1.65)        (1.85)            --
10/31/03                                            12.44         (0.20)          3.83          3.63             --
04/30/04(7)                                         16.07         (0.14)          0.38          0.24             --
                                                      CLASS C+
10/31/99                                        $   12.56     $   (0.23)     $    6.72    $     6.49     $       --
10/31/00                                            19.05         (0.35)          2.53          2.18             --
10/31/01                                            21.14         (0.22)         (6.04)        (6.26)            --
10/31/02                                            14.29         (0.20)         (1.65)        (1.85)            --
10/31/03                                            12.44         (0.20)          3.83          3.63             --
04/30/04(7)                                         16.07         (0.14)          0.38          0.24             --
                                                      CLASS Z
7/07/99-10/31/99(6)                             $   18.18     $      --      $    1.09    $     1.09     $       --
10/31/00                                            19.27         (0.09)          2.53          2.44             --
10/31/01                                            21.62         (0.07)         (6.20)        (6.27)            --
10/31/02                                            14.76         (0.05)         (1.74)        (1.79)            --
10/31/03                                            12.97         (0.03)          4.01          3.98             --
04/30/04(7)                                         16.95         (0.04)          0.40          0.36             --

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                         NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF        TOTAL          END OF
                    ENDED                         GAINS        BUTIONS        PERIOD      RETURN(2)        PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                                      CLASS A
10/31/99                                        $      --     $      --      $   19.23         52.62%    $  169,734
10/31/00                                            (0.09)        (0.09)         21.49         12.23        401,754
10/31/01                                            (0.59)        (0.59)         14.63        (29.87)       284,538
10/31/02                                               --            --          12.81        (12.44)       273,034
10/31/03                                               --            --          16.66         30.05        514,908
04/30/04(7)                                            --            --          16.96          1.80        739,698
                                                      CLASS B
10/31/99                                        $      --     $      --      $   19.05         51.67%    $  271,531
10/31/00                                            (0.09)        (0.09)         21.14         11.45        641,205
10/31/01                                            (0.59)        (0.59)         14.29        (30.33)       475,315
10/31/02                                               --            --          12.44        (12.95)       414,904
10/31/03                                               --            --          16.07         29.18        502,311
04/30/04(7)                                            --            --          16.31          1.49        498,675
                                                      CLASS C+
10/31/99                                        $      --     $      --      $   19.05         51.67%    $  261,536
10/31/00                                            (0.09)        (0.09)         21.14         11.45        793,146
10/31/01                                            (0.59)        (0.59)         14.29        (30.33)       544,620
10/31/02                                               --            --          12.44        (12.95)       458,335
10/31/03                                               --            --          16.07         29.18        539,786
04/30/04(7)                                            --            --          16.31          1.49        561,473
                                                      CLASS Z
7/07/99-10/31/99(6)                             $      --     $      --      $   19.27          6.00%    $    2,522
10/31/00                                            (0.09)        (0.09)         21.62         12.67         12,523
10/31/01                                            (0.59)        (0.59)         14.76        (29.68)         9,321
10/31/02                                               --            --          12.97        (12.13)         8,785
10/31/03                                               --            --          16.95         30.69         72,196
04/30/04(7)                                            --            --          17.31          2.12         79,386

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                          NET ASSETS           ASSETS         TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                             CLASS A
10/31/99                                            1.45%(4)          (0.70)%(4)          161%
10/31/00                                            1.54(4)           (0.81)(4)           228
10/31/01                                            1.56              (0.66)              178
10/31/02                                            1.57(5)           (0.81)(5)           166
10/31/03                                            1.58(5)           (0.83)(5)            81
04/30/04(7)                                         1.59(3)(5)        (1.02)(3)(5)         42
                                             CLASS B
10/31/99                                            2.10%(4)          (1.34)%(4)          161%
10/31/00                                            2.19(4)           (1.46)(4)           228
10/31/01                                            2.21              (1.31)              178
10/31/02                                            2.21(5)           (1.45)(5)           166
10/31/03                                            2.22(5)           (1.47)(5)            81
04/30/04(7)                                         2.23(3)(5)        (1.67)(3)(5)         42
                                             CLASS C+
10/31/99                                            2.10(4)           (1.34)(4)           161%
10/31/00                                            2.20(4)           (1.46)(4)           228
10/31/01                                            2.21              (1.30)              178
10/31/02                                            2.21(5)           (1.45)(5)           166
10/31/03                                            2.21(5)           (1.45)(5)            81
04/30/04(7)                                         2.22(3)(5)        (1.66)(3)(5)         42
                                             CLASS Z
7/07/99-10/31/99(6)                                 0.93%(3)(4)       (0.09)%(3)(4)       161%
10/31/00                                            1.12(4)           (0.38)(4)           228
10/31/01                                            1.27              (0.38)              178
10/31/02                                            1.21(5)           (0.45)(5)           166
10/31/03                                            0.98(5)           (0.22)(5)            81
04/30/04(7)                                         1.02(3)(5)        (0.45)(3)(5)         42

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):
(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to

                                                          10/31/99    10/31/00
                                                          --------    --------
     Focused Large-Cap Growth A                            0.18%        0.05%
     Focused Large-Cap Growth B                            0.16         0.04
     Focused Large-Cap Growth C+                           0.17         0.04
     Focused Large-Cap Growth Z                            2.23(3)      0.13

     average net assets would have been lower by:
(6)  Inception date of class

                                                          10/31/02    10/31/03     04/30/04(3)
                                                          --------    --------     -----------
     Focused Large-Cap Growth A                             0.09%       0.03%          0.04%
     Focused Large-Cap Growth B                             0.09        0.03           0.05
     Focused Large-Cap Growth C+                            0.09        0.03           0.05
     Focused Large-Cap Growth Z                             0.09        0.03           0.05

(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND         MENT            MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                                      CLASS A
10/31/99                                        $   16.50     $   (0.23)     $    9.86    $     9.63     $       --
10/31/00                                            26.13         (0.35)          8.65          8.30             --
10/31/01                                            31.19         (0.15)        (11.07)       (11.22)            --
10/31/02                                            14.93         (0.16)         (1.42)        (1.58)            --
10/31/03                                            13.35         (0.18)          3.69          3.51             --
04/30/04(7)                                         16.86         (0.10)          0.18          0.08             --
                                                      CLASS B
10/31/99                                        $   16.29     $   (0.37)     $    9.69    $     9.32     $       --
10/31/00                                            25.61         (0.56)          8.50          7.94             --
10/31/01                                            30.31         (0.27)        (10.67)       (10.94)            --
10/31/02                                            14.33         (0.25)         (1.36)        (1.61)            --
10/31/03                                            12.72         (0.26)          3.50          3.24             --
04/30/04(7)                                         15.96         (0.16)          0.18          0.02             --
                                                      CLASS C+
10/31/99                                        $   16.30     $   (0.37)     $    9.67    $     9.30     $       --
10/31/00                                            25.60         (0.56)          8.51          7.95             --
10/31/01                                            30.31         (0.27)        (10.68)       (10.95)            --
10/31/02                                            14.32         (0.24)         (1.36)        (1.60)            --
10/31/03                                            12.72         (0.26)          3.50          3.24             --
04/30/04(7)                                         15.96         (0.15)          0.17          0.02             --
                                                      CLASS X
8/01/02-10/31/02(6)                             $   13.55     $   (0.10)     $   (0.10)   $    (0.20)    $       --
10/31/03                                        $   13.35         (0.15)          3.70          3.55             --
04/30/04(7)                                         16.90         (0.08)          0.17          0.09             --

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                         NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF        TOTAL          END OF
                    ENDED                         GAINS        BUTIONS        PERIOD      RETURN(2)        PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                                      CLASS A
10/31/99                                        $      --     $      --      $   26.13         58.36%    $  100,468
10/31/00                                            (3.24)        (3.24)         31.19         32.77        162,801
10/31/01                                            (5.04)        (5.04)         14.93        (41.40)        77,975
10/31/02                                               --            --          13.35        (10.58)        85,244
10/31/03                                               --            --          16.86         26.29        127,425
04/30/04(7)                                            --            --          16.94          0.47        159,908
                                                      CLASS B
10/31/99                                        $      --     $      --      $   25.61         57.21%    $  140,508
10/31/00                                            (3.24)        (3.24)         30.31         31.95        217,963
10/31/01                                            (5.04)        (5.04)         14.33        (41.73)       114,228
10/31/02                                               --            --          12.72        (11.24)       118,177
10/31/03                                               --            --          15.96         25.47        130,904
04/30/04(7)                                            --            --          15.98          0.13        112,773
                                                      CLASS C+
10/31/99                                        $      --     $      --      $   25.60         57.06%    $   25,331
10/31/00                                            (3.24)        (3.24)         30.31         32.01         71,127
10/31/01                                            (5.04)        (5.04)         14.32        (41.77)        34,567
10/31/02                                               --            --          12.72        (11.17)        38,884
10/31/03                                               --            --          15.96         25.47         45,985
04/30/04(7)                                            --            --          15.98          0.13         46,803
                                                      CLASS X
8/01/02-10/31/02(6)                             $      --     $      --      $   13.35         (1.48)%   $      169
10/31/03                                               --            --          16.90         26.59            557
04/30/04(7)                                            --            --          16.99          0.53            725

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                         NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                             CLASS A
10/31/99                                            1.76%             (1.00)%             126%
10/31/00                                            1.78              (1.07)              134
10/31/01                                            1.78              (0.77)              176
10/31/02                                            1.76(5)           (1.08)(5)           211
10/31/03                                            1.72(5)           (1.30)(5)           100
04/30/04(7)                                         1.72(3)(5)        (1.17)(3)(5)         70
                                             CLASS B
10/31/99                                            2.39%             (1.64)%             126%
10/31/00                                            2.43              (1.72)              134
10/31/01                                            2.43              (1.43)              176
10/31/02                                            2.41(5)           (1.74)(5)           211
10/31/03                                            2.37(5)           (1.94)(5)           100
04/30/04(7)                                         2.37(3)(5)        (1.86)(5)            70
                                             CLASS C+
10/31/99                                            2.41%             (1.65)%             126%
10/31/00                                            2.43              (1.70)              134
10/31/01                                            2.43              (1.43)              176
10/31/02                                            2.41(5)           (1.74)(5)           211
10/31/03                                            2.37(5)           (1.94)(5)           100
04/30/04(7)                                         2.37(3)(5)        (1.85)(3)(5)         70
                                             CLASS X
8/01/02-10/31/02(6)                                 1.47%(3)(5)       (0.80)%(3)(5)       211%
10/31/03                                            1.47(5)           (0.80)(5)           100
04/30/04(7)                                         1.47(3)(5)        (0.93)(3)(5)         70

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized

                                    10/31/99   10/31/00   10/31/01   10/31/02   10/31/03   04/30/04(3)
                                    --------   --------   --------   --------   --------   -----------
     Focused Multi-Cap Growth A       0.08%       --%       0.01%      0.05%      0.12%       0.11%
     Focused Multi-Cap Growth B       0.06        --          --       0.01       0.10        0.12
     Focused Multi-Cap Growth C+      0.10        --        0.02       0.05       0.12        0.13
     Focused Multi-Cap Growth X         --        --          --       6.36(3)   (0.02)       1.29

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):
(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:
(6)  Inception date of class

                                    10/31/02   10/31/03   04/30/04(3)
                                    --------   --------   -----------
     Focused Multi-Cap Growth A       0.03%       --%        0.02%
     Focused Multi-Cap Growth B       0.03        --         0.02
     Focused Multi-Cap Growth C+      0.03        --         0.02
     Focused Multi-Cap Growth X         --        --         0.01

(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND         MENT            MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED 2000 GROWTH PORTFOLIO
                                                      CLASS A
10/31/99                                        $    8.88     $   (0.15)     $    4.08    $     3.93     $       --
10/31/00                                            12.81         (0.12)          5.66          5.54             --
10/31/01                                            17.27         (0.14)         (5.65)        (5.79)            --
10/31/02                                            11.47         (0.15)         (1.11)        (1.26)            --
10/31/03                                            10.21         (0.18)          4.91          4.73             --
04/30/04(6)                                         14.94         (0.11)          0.23          0.12             --
                                                      CLASS B
10/31/99                                        $    8.83     $   (0.21)     $    3.95    $     3.74     $       --
10/31/00                                            12.57         (0.24)          5.55          5.31             --
10/31/01                                            16.80         (0.22)         (5.46)        (5.68)            --
10/31/02                                            11.11         (0.23)         (1.05)        (1.28)            --
10/31/03                                             9.83         (0.25)          4.72          4.47             --
04/30/04(6)                                         14.30         (0.16)          0.23          0.07             --
                                                      CLASS C+
10/31/99                                        $    8.84     $   (0.21)     $    3.94    $     3.73     $       --
10/31/00                                            12.57         (0.29)          5.59          5.30             --
10/31/01                                            16.79         (0.22)         (5.45)        (5.67)            --
10/31/02                                            11.11         (0.20)         (1.10)        (1.30)            --
10/31/03                                             9.81         (0.25)          4.70          4.45             --
04/30/04(6)                                         14.26         (0.16)          0.23          0.07             --
                                                      CLASS I
7/10/00-10/31/00(7)                             $   19.82     $   (0.07)     $   (1.42)   $    (1.49)    $       --
10/31/01                                            17.33         (0.13)         (5.64)        (5.77)            --
10/31/02                                            11.55         (0.16)         (1.09)        (1.25)            --
10/31/03                                            10.30         (0.17)          4.96          4.79             --
04/30/04(6)                                         15.09         (0.11)          0.24          0.13             --

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                         NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF        TOTAL          END OF
                    ENDED                         GAINS        BUTIONS        PERIOD      RETURN(2)        PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED 2000 GROWTH PORTFOLIO
                                                      CLASS A
10/31/99                                        $      --     $      --      $   12.81         44.26%    $      224
10/31/00                                            (1.08)        (1.08)         17.27         43.62          6,795
10/31/01                                            (0.01)        (0.01)         11.47        (33.56)         4,512
10/31/02                                               --            --          10.21        (10.99)        10,856
10/31/03                                               --            --          14.94         46.33         89,176
04/30/04(6)                                            --            --          15.06          0.80        169,526
                                                      CLASS B
10/31/99                                        $      --     $      --      $   12.57         42.36%    $      660
10/31/00                                            (1.08)        (1.08)         16.80         42.62         14,554
10/31/01                                            (0.01)        (0.01)         11.11        (33.84)        11,158
10/31/02                                               --            --           9.83        (11.52)        14,375
10/31/03                                               --            --          14.30         45.47         28,899
04/30/04(6)                                            --            --          14.37          0.49         33,509
                                                      CLASS C+
10/31/99                                        $      --     $      --      $   12.57         42.19%    $      440
10/31/00                                            (1.08)        (1.08)         16.79         42.54          3,337
10/31/01                                            (0.01)        (0.01)         11.11        (33.80)         2,119
10/31/02                                               --            --           9.81        (11.70)        22,029
10/31/03                                               --            --          14.26         45.36         51,886
04/30/04(6)                                            --            --          14.33          0.49         64,177
                                                      CLASS I
7/10/00-10/31/00(7)                             $   (1.00)    $   (1.00)     $   17.33         (7.34)%   $   14,154
10/31/01                                            (0.01)        (0.01)         11.55        (33.33)        11,581
10/31/02                                               --            --          10.30        (10.82)         4,854
10/31/03                                               --            --          15.09         46.50          8,126
04/30/04(6)                                            --            --          15.22          0.86          8,911

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                         NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED 2000 GROWTH PORTFOLIO
                                             CLASS A
10/31/99                                            1.70%             (1.43)%             129%
10/31/00                                            1.35              (0.66)              222
10/31/01                                            1.47              (1.04)               91
10/31/02                                            1.74(5)           (1.44)(5)           150
10/31/03                                            1.72(5)           (1.57)(5)            68
04/30/04(6)                                         1.72(3)(5)        (1.54)(3)(5)         50
                                             CLASS B
10/31/99                                            2.35%             (2.04)%             129%
10/31/00                                            2.00              (1.31)              222
10/31/01                                            2.11              (1.69)               91
10/31/02                                            2.40(5)           (2.10)(5)           150
10/31/03                                            2.37(5)           (2.21)(5)            68
04/30/04(6)                                         2.37(3)(5)        (2.20)(3)(5)         50
                                             CLASS C+
10/31/99                                            2.35%             (2.03)%             129%
10/31/00                                            2.21              (1.56)              222
10/31/01                                            2.11              (1.67)               91
10/31/02                                            2.39(5)           (2.08)(5)           150
10/31/03                                            2.37(5)            2.22(5)             68
04/30/04(6)                                         2.37(3)(5)        (2.19)(3)(5)         50
                                             CLASS I
7/10/00-10/31/00(7)                                 1.11%(3)          (0.37)%(3)          222%
10/31/01                                            1.37              (0.94)               91
10/31/02                                            1.64(5)           (1.35)(5)           150
10/31/03                                            1.62(5)            1.46(5)             68
04/30/04(6)                                         1.62(3)(5)        (1.44)(3)(5)         50

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                       10/31/99   10/31/00   10/31/01   10/31/02   10/31/03   04/30/04(3)
                                       --------   --------   --------   --------   --------   -----------
     Focused 2000 Growth A               5.26%     0.75%       1.34%      0.70%      0.18%       0.10%
     Focused 2000 Growth B               5.23      0.75        1.35       0.72       0.28        0.11
     Focused 2000 Growth C+              5.25      0.96        1.34       0.59       0.17        0.05
     Focused 2000 Growth I                 --      0.58(3)     1.34       0.67       0.30        0.01

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower by:

                                      10/31/02    10/31/03   04/30/04(3)
                                      --------    --------   -----------
     Focused 2000 Growth A              0.07%       0.02%       0.01%
     Focused 2000 Growth B              0.08        0.03        0.00
     Focused 2000 Growth C+             0.05        0.03        0.01
     Focused 2000 Growth I              0.07        0.03        0.00

(6)  Unaudited
(7)  Inception date of class.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND         MENT            MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                                      CLASS A
10/31/99                                        $   12.59     $    0.05      $    1.49    $     1.54     $       --
10/31/00                                            14.05          0.11           1.86          1.97             --
10/31/01                                            15.70         (0.03)         (1.92)        (1.95)         (0.12)
10/31/02                                            13.06          0.04          (1.99)        (1.95)            --
10/31/03                                            11.11          0.04           2.87          2.91             --
04/30/04(7)                                         14.02          0.03           0.70          0.73          (0.02)
                                                      CLASS B
10/31/99                                        $   12.51     $   (0.05)     $    1.49    $     1.44     $       --
10/31/00                                            13.87          0.02           1.81          1.83             --
10/31/01                                            15.38         (0.12)         (1.87)        (1.99)         (0.01)
10/31/02                                            12.81         (0.04)         (1.94)        (1.98)            --
10/31/03                                            10.83         (0.04)          2.79          2.75             --
04/30/04(7)                                         13.58         (0.02)          0.67          0.65             --
                                                      CLASS C+
10/31/99                                        $   12.51     $   (0.04)     $    1.48    $     1.44     $       --
10/31/00                                            13.87          0.02           1.82          1.84             --
10/31/01                                            15.39         (0.13)         (1.86)        (1.99)         (0.01)
10/31/02                                            12.82         (0.03)         (1.94)        (1.97)            --
10/31/03                                            10.85         (0.04)          2.79          2.75             --
04/30/04(7)                                         13.60         (0.02)          0.67          0.65             --

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                         NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF        TOTAL          END OF
                    ENDED                         GAINS        BUTIONS        PERIOD      RETURN(2)        PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                                      CLASS A
10/31/99                                        $   (0.08)    $   (0.08)     $   14.05         12.28%    $   15,996
10/31/00                                            (0.32)        (0.32)         15.70         14.36         19,500
10/31/01                                            (0.57)        (0.69)         13.06        (12.91)        23,418
10/31/02                                               --            --          11.11        (14.93)        26,269
10/31/03                                               --            --          14.02         26.19        168,245
04/30/04(7)                                            --         (0.02)         14.73          5.21(8)     326,556
                                                      CLASS B
10/31/99                                        $   (0.08)    $   (0.08)     $   13.87         11.55%    $   31,422
10/31/00                                            (0.32)        (0.32)         15.38         13.52         34,140
10/31/01                                            (0.57)        (0.58)         12.81        (13.42)        36,816
10/31/02                                               --            --          10.83        (15.46)        32,261
10/31/03                                               --            --          13.58         25.39         41,887
04/30/04(7)                                            --            --          14.23          4.79(8)      46,453
                                                      CLASS C+
10/31/99                                        $   (0.08)    $   (0.08)     $   13.87         11.55%    $   10,664
10/31/00                                            (0.32)        (0.32)         15.39         13.59         19,717
10/31/01                                            (0.57)        (0.58)         12.82        (13.41)        24,958
10/31/02                                               --            --          10.85        (15.37)        33,297
10/31/03                                               --            --          13.60         25.35         56,935
04/30/04(7)                                            --            --          14.25          4.78(8)      74,953

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                         NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                             CLASS A
10/31/99                                            1.78%                0.34%             42%
10/31/00                                            1.78(5)              0.76(5)           96
10/31/01                                            1.78                (0.21)             63
10/31/02                                            1.76(6)              0.12(6)          161
10/31/03                                            1.72(6)              0.30(6)           69
04/30/04(7)                                         1.72(3)              0.42(3)           27
                                             CLASS B
10/31/99                                            2.43%               (0.33)%            42%
10/31/00                                            2.43(5)              0.13(5)           96
10/31/01                                            2.43                (0.86)             63
10/31/02                                            2.41(6)             (0.57)(6)         161
10/31/03                                            2.37(6)             (0.35)(6)          69
04/30/04(7)                                         2.37(3)             (0.27)(3)          27
                                             CLASS C+
10/31/99                                            2.43%               (0.28)%            42%
10/31/00                                            2.43(5)              0.12(5)           96
10/31/01                                            2.43                (0.86)             63
10/31/02                                            2.40(6)             (0.50)(6)         161
10/31/03                                            2.37(6)             (0.35)(6)          69
04/30/04(7)                                         2.37(3)             (0.26)(3)          27

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                    10/31/99   10/31/00   10/31/01   10/31/02   10/31/03   04/30/04(3)
                                    --------   --------   --------   --------   --------   -----------
     Focused Large-Cap Value A        0.17%      0.20%      0.09%      0.16%      0.09%        0.02%
     Focused Large-Cap Value B        0.16       0.17       0.04       0.15       0.11         0.00
     Focused Large-Cap Value C+       0.22       0.25       0.09       0.15       0.08        (0.02)

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower by:

                                      10/31/02   10/31/03
                                      --------   --------
     Focused Large-Cap Value A          0.22%      0.11%
     Focused Large-Cap Value B          0.23       0.15
     Focused Large-Cap Value C+         0.21       0.14

(7)  Unaudited
(8) Total return for each class was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note
     4)
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND         MENT            MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                                      CLASS A
1/01/99-10/31/00(6)                             $   12.50     $    0.03      $    3.73    $     3.76     $       --
10/31/01                                            16.26          0.02           1.10          1.12             --
10/31/02                                            16.67         (0.01)         (2.73)        (2.74)            --
10/31/03                                            13.43          0.16           3.51          3.67             --
04/30/04(7)                                         17.10          0.02           1.21          1.23          (0.14)
                                                      CLASS B
1/01/99-10/31/00(6)                             $   12.50     $   (0.07)     $    3.73    $     3.66     $       --
10/31/01                                            16.16         (0.09)          1.11          1.02             --
10/31/02                                            16.47         (0.11)         (2.69)        (2.80)            --
10/31/03                                            13.17          0.05           3.45          3.50             --
04/30/04(7)                                         16.67         (0.03)          1.16          1.13          (0.02)
                                                      CLASS C+
1/01/99-10/31/00(6)                             $   12.50     $   (0.08)     $    3.74    $     3.66     $       --
10/31/01                                            16.16         (0.09)          1.10          1.01             --
10/31/02                                            16.46         (0.11)         (2.69)        (2.80)            --
10/31/03                                            13.16          0.04           3.46          3.50             --
04/30/04(7)                                         16.66         (0.03)          1.16          1.13          (0.02)

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                         NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF        TOTAL          END OF
                    ENDED                         GAINS        BUTIONS        PERIOD      RETURN(2)        PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                                      CLASS A
1/01/99-10/31/00(6)                             $      --     $      --      $   16.26         30.08%    $   40,755
10/31/01                                            (0.71)        (0.71)         16.67          6.95        136,063
10/31/02                                            (0.50)        (0.50)         13.43        (17.09)       128,255
10/31/03                                               --            --          17.10         27.33        162,492
04/30/04(7)                                            --         (0.14)         18.19          7.19        198,317
                                                      CLASS B
1/01/99-10/31/00(6)                             $      --     $      --      $   16.16         29.28%    $   33,418
10/31/01                                            (0.71)        (0.71)         16.47          6.35        190,304
10/31/02                                            (0.50)        (0.50)         13.17        (17.67)       169,875
10/31/03                                               --            --          16.67         26.58        189,432
04/30/04(7)                                            --         (0.02)         17.78          6.80        193,894
                                                      CLASS C+
1/01/99-10/31/00(6)                             $      --     $      --      $   16.16         29.28%    $   73,484
10/31/01                                            (0.71)        (0.71)         16.46          6.29        213,088
10/31/02                                            (0.50)        (0.50)         13.16        (17.68)       209,029
10/31/03                                               --            --          16.66         26.60        220,776
04/30/04(7)                                            --         (0.02)         17.77          6.81        227,091

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                         NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                             CLASS A
1/01/99-10/31/00(6)                                1.55%(3)(5)         0.19%(3)(5)        220%
10/31/01                                           1.56                0.13               245
10/31/02                                           1.62               (0.07)              127
10/31/03                                           1.72                1.08               184
04/30/04(7)                                        1.72(3)             0.26(3)             93
                                             CLASS B
1/01/99-10/31/00(6)                                2.20%(3)(5)        (0.52)%(3)(5)       220%
10/31/01                                           2.20               (0.51)              245
10/31/02                                           2.26               (0.72)              127
10/31/03                                           2.37                0.33               184
04/30/04(7)                                        2.37(3)            (0.39)(3)            93
                                             CLASS C+
1/01/99-10/31/00(6)                                2.20%(3)(5)        (0.53)%(3)(5)       220%
10/31/01                                           2.20               (0.52)              245
10/31/02                                           2.27               (0.72)              127
10/31/03                                           2.37                0.31               184
04/30/04(7)                                        2.37(3)            (0.39)(3)            93

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                    10/31/00   10/31/01   10/31/02   10/31/03   04/30/04(3)
                                    --------   --------   --------   --------   -----------
     Focused Multi-Cap Value A        0.50%      0.19%      0.11%      0.03%      0.04%
     Focused Multi-Cap Value B        0.59       0.20       0.11       0.02       0.03
     Focused Multi-Cap Value C+       0.59       0.18       0.11       0.01       0.03

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(6)  Commencement of operations
(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND         MENT            MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED 2000 VALUE PORTFOLIO
                                                      CLASS A
10/31/99                                        $   10.82     $    0.05      $    0.83    $     0.88     $       --
10/31/00                                            11.70          0.07           2.15          2.22             --
10/31/01                                            13.92         (0.03)          1.66          1.63             --
10/31/02                                            15.55         (0.06)         (1.16)        (1.22)            --
10/31/03                                            13.21         (0.03)          5.15          5.12             --
04/30/04(7)                                         17.70          0.01           2.38          2.39             --
                                                      CLASS B
10/31/99                                        $   10.74     $   (0.03)     $    0.83    $     0.80     $       --
10/31/00                                            11.54         (0.02)          2.13          2.11             --
10/31/01                                            13.65         (0.13)          1.63          1.50             --
10/31/02                                            15.15         (0.16)         (1.12)        (1.28)            --
10/31/03                                            12.75         (0.12)          4.96          4.84             --
04/30/04(7)                                         16.96         (0.04)          2.26          2.22             --
                                                      CLASS C+
10/31/99                                        $   10.74     $   (0.03)     $    0.84    $     0.81     $       --
10/31/00                                            11.55         (0.02)          2.13          2.11             --
10/31/01                                            13.66         (0.13)          1.63          1.50             --
10/31/02                                            15.16         (0.14)         (1.14)        (1.28)            --
10/31/03                                            12.76         (0.12)          4.98          4.86             --
04/30/04(7)                                         16.99         (0.04)          2.27          2.23             --

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                         NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF        TOTAL          END OF
                    ENDED                         GAINS        BUTIONS        PERIOD      RETURN(2)        PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED 2000 VALUE PORTFOLIO
                                                      CLASS A
10/31/99                                        $      --     $      --      $   11.70          8.13%    $   15,473
10/31/00                                               --            --          13.92         18.97         17,188
10/31/01                                               --            --          15.55         11.71         29,772
10/31/02                                            (1.12)        (1.12)         13.21         (9.13)        43,322
10/31/03                                            (0.63)(6)     (0.63)         17.70         40.24        140,181
04/30/04(7)                                            --            --          20.09         13.50        275,818
                                                      CLASS B
10/31/99                                        $      --     $      --      $   11.54          7.45%    $   22,601
10/31/00                                               --            --          13.65         18.28         22,593
10/31/01                                               --            --          15.15         10.99         37,205
10/31/02                                            (1.12)        (1.12)         12.75         (9.80)        44,538
10/31/03                                            (0.63)(6)     (0.63)         16.96         39.46         60,293
04/30/04(7)                                            --            --          19.18         13.09         71,304
                                                      CLASS C+
10/31/99                                        $      --     $      --      $   11.55          7.54%    $    7,230
10/31/00                                               --            --          13.66         18.27         12,195
10/31/01                                               --            --          15.16         10.98         25,676
10/31/02                                            (1.12)        (1.12)         12.76         (9.79)        50,881
10/31/03                                            (0.63)(6)     (0.63)         16.99         39.59         76,993
04/30/04(7)                                            --            --          19.22         13.13        100,490

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                         NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED 2000 VALUE PORTFOLIO
                                             CLASS A
10/31/99                                           1.78%               0.39%              102%
10/31/00                                           1.78                0.52                67
10/31/01                                           1.78               (0.19)               66
10/31/02                                           1.75(5)            (0.49)(5)           123
10/31/03                                           1.72(5)            (0.20)(5)           101
04/30/04(7)                                        1.72(3)(5)          0.16(3)(5)          42
                                             CLASS B
10/31/99                                           2.43%              (0.26)%             102%
10/31/00                                           2.43               (0.12)               67
10/31/01                                           2.43               (0.83)               66
10/31/02                                           2.40(5)            (1.15)(5)           123
10/31/03                                           2.37(5)             0.84(5)            101
04/30/04(7)                                        2.37(3)(5)         (0.42)(3)(5)         42
                                            CLASS C+
10/31/99                                           2.43%              (0.26)%             102%
10/31/00                                           2.43               (0.16)               67
10/31/01                                           2.43               (0.84)               66
10/31/02                                           2.40(5)            (1.09)(5)           123
10/31/03                                           2.37(5)            (0.84)(5)           101
04/30/04(7)                                        2.37(3)(5)         (0.43)(3)(5)         42

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/99   10/31/00   10/31/01   10/31/02   10/31/03   04/30/04(3)
                                        --------   --------   --------   --------   --------   -----------
     Focused 2000 Value A                 0.29%      0.25%      0.11%      0.08%      0.09%       0.04%
     Focused 2000 Value B                 0.31       0.25       0.07       0.07       0.09        0.03
     Focused 2000 Value C+                0.36       0.31       0.15       0.09       0.07        0.02

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:

                                        10/31/02    10/31/03    04/30/04(3)
                                        --------    --------    -----------
     Focused 2000 Value A                 0.08%       0.03%        0.03%
     Focused 2000 Value B                 0.08        0.03         0.03
     Focused 2000 Value C+                0.08        0.03         0.03

(6)  Includes a tax return of capital of less than $0.01 per share.
(7)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND         MENT            MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                                      CLASS A
10/31/99                                        $   13.04     $   (0.04)     $    4.30    $     4.26     $       --
10/31/00                                            17.12         (0.13)          3.51          3.38             --
10/31/01                                            19.52         (0.05)         (6.18)        (6.23)            --
10/31/02                                            12.85         (0.07)         (0.74)        (0.81)            --
10/31/03                                            12.04         (0.08)          2.97          2.89             --
04/30/04(8)                                         14.93         (0.04)          0.65          0.61             --
                                                      CLASS B
10/31/99                                        $   12.96     $   (0.13)     $    4.25    $     4.12     $       --
10/31/00                                            16.90         (0.26)          3.46          3.20             --
10/31/01                                            19.12         (0.15)         (6.03)        (6.18)            --
10/31/02                                            12.50         (0.16)         (0.70)        (0.86)            --
10/31/03                                            11.64         (0.16)          2.85          2.69             --
04/30/04(8)                                         14.33         (0.08)          0.62          0.54             --
                                                      CLASS C+
10/31/99                                        $   12.95     $   (0.14)     $    4.26    $     4.12     $       --
10/31/00                                            16.89         (0.26)          3.46          3.20             --
10/31/01                                            19.11         (0.15)         (6.03)        (6.18)            --
10/31/02                                            12.49         (0.15)         (0.71)        (0.86)            --
10/31/03                                            11.63         (0.15)          2.84          2.69             --
04/30/04(8)                                         14.32         (0.08)          0.62          0.54             --
                                                      CLASS X
3/19/02-10/31/02(7)                             $   14.55     $   (0.03)     $   (2.46)   $    (2.49)    $       --
10/31/03                                            12.06         (0.03)          2.96          2.93             --
04/30/04(8)                                         14.99          0.01           0.66          0.65             --

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                        NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF         TOTAL         END OF
                    ENDED                         GAINS        BUTIONS        PERIOD       RETURN(2)       PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                                      CLASS A
10/31/99                                        $   (0.18)    $   (0.18)     $   17.12         33.10%    $   29,281
10/31/00                                            (0.98)        (0.98)         19.52         19.88         62,164
10/31/01                                            (0.44)        (0.44)         12.85        (32.51)        39,280
10/31/02                                               --            --          12.04         (6.30)        59,186
10/31/03                                               --            --          14.93         24.00        119,353
04/30/04(8)                                            --            --          15.54          4.09        158,143
                                                      CLASS B
10/31/99                                        $   (0.18)    $   (0.18)     $   16.90         32.21%    $   39,636
10/31/00                                            (0.98)        (0.98)         19.12         19.03         83,480
10/31/01                                            (0.44)        (0.44)         12.50        (32.94)        59,653
10/31/02                                               --            --          11.64         (6.88)        65,825
10/31/03                                               --            --          14.33         23.11         88,038
04/30/04(8)                                            --            --          14.87          3.77         95,501
                                                     CLASS C+
10/31/99                                        $   (0.18)    $   (0.18)     $   16.89         32.24%    $   15,619
10/31/00                                            (0.98)        (0.98)         19.11         19.04         69,826
10/31/01                                            (0.44)        (0.44)         12.49        (32.96)        50,468
10/31/02                                               --            --          11.63         (6.89)        85,094
10/31/03                                               --            --          14.32         23.13        137,348
04/30/04(8)                                            --            --          14.86          3.77        153,277
                                                      CLASS X
3/19/02-10/31/02(7)                             $      --     $      --      $   12.06        (17.11)%   $    7,782
10/31/03                                               --            --          14.99         24.30         23,443
04/30/04(8)                                            --            --          15.64          4.34         32,001

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                         NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                             CLASS A
10/31/99                                           1.54%(5)          (0.26)%(5)          165%
10/31/00                                           1.45              (0.62)              121
10/31/01                                           1.45              (0.33)              203
10/31/02                                           1.57(6)           (0.61)(6)           170
10/31/03                                           1.72(6)           (0.58)(6)           103
04/30/04(8)                                        1.72(3)(6)        (0.47)(3)(6)         37
                                             CLASS B
10/31/99                                           2.20%(5)          (0.87)%(5)          165
10/31/00                                           2.10              (1.27)              121
10/31/01                                           2.10              (0.99)              203
10/31/02                                           2.21(6)           (1.27)(6)           170
10/31/03                                           2.21(6)           (1.24)(6)           103
04/30/04(8)                                        2.37(3)(6)        (1.14)(3)(6)         37
                                             CLASS C+
10/31/99                                           2.16%(5)          (0.97)%(5)          165%
10/31/00                                           2.10              (1.26)              121
10/31/01                                           2.10              (0.98)              203
10/31/02                                           2.23(6)           (1.27)(6)           170
10/31/03                                           2.37(6)           (1.24)(6)           103
04/30/04(8)                                        2.37(3)(6)        (1.14)(3)(6)         37
                                             CLASS X
3/19/02-10/31/02(7)                                1.44%(3)(6)       (0.29)%(3)(6)       170
10/31/03                                           1.40(6)           (0.23)(6)           103
04/30/04(8)                                        1.33(3)(6)        (0.07)(3)(6)         37

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/99   10/31/00    10/31/01   10/31/02   10/31/03   04/30/04(3)
                                        --------   --------    --------   --------   --------   -----------
     Focused Growth and Income A          0.37%      0.34%       0.30%     0.23%       0.04%       0.03%
     Focused Growth and Income B          0.44       0.32        0.30      0.22        0.04        0.02
     Focused Growth and Income C+         0.60       0.35        0.30      0.20        0.03       (0.01)
     Focused Growth and Income X            --         --          --      0.18(3)    (0.02)         --

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:

                                        10/31/02   10/31/03   04/30/04(3)
                                        --------   --------   -----------
     Focused Growth and Income A          0.04%      0.03%       0.06%
     Focused Growth and Income B          0.05       0.04        0.08
     Focused Growth and Income C+         0.04       0.03        0.07
     Focused Growth and Income X          0.01       0.03        0.06

(7)  Inception date of class
(8)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND          MENT           MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                                      CLASS A
11/01/01-10/31/02(8)                            $   12.50     $   (0.02)     $   (0.47)   $    (0.49)    $       --
10/31/03                                            12.01          0.01           2.80          2.81             --
04/30/04(7)                                         14.82         (0.05)          1.49          1.44             --
                                                      CLASS B
11/01/01-10/31/02(8)                            $   12.50     $   (0.10)     $   (0.46)   $    (0.56)    $       --
10/31/03                                            11.94         (0.05)          2.75          2.70             --
04/30/04(7)                                         14.64         (0.11)          1.48          1.37             --
                                                      CLASS C+
11/01/01-10/31/02(8)                            $   12.50     $   (0.11)     $   (0.46)   $    (0.57)    $       --
10/31/03                                            11.93         (0.05)          2.75          2.70             --
04/30/04(7)                                         14.63         (0.10)          1.46          1.36             --

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                        NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF         TOTAL         END OF
                    ENDED                         GAINS        BUTIONS        PERIOD       RETURN(2)       PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                                      CLASS A
11/01/01-10/31/02(8)                            $      --     $      --      $   12.01         (3.92)%   $   17,225
10/31/03                                               --            --          14.82         23.40         63,803
04/30/04(7)                                         (0.08)        (0.08)         16.18          9.73        137,248
                                                      CLASS B
11/01/01-10/31/02(8)                            $      --     $      --      $   11.94         (4.48)%   $    5,097
10/31/03                                               --            --          14.64         22.61          7,682
04/30/04(7)                                         (0.08)        (0.08)         15.93          9.37         10,321
                                                      CLASS C+
11/01/01-10/31/02(8)                            $      --     $      --      $   11.93         (4.56)%   $   10,350
10/31/03                                               --            --          14.63         22.63         17,141
04/30/04(7)                                         (0.08)        (0.08)         15.91          9.31         26,097

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                         NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                             CLASS A
11/01/01-10/31/02(8)                             1.95%(3)(5)(6)      (0.13)%(3)(5)       117%
10/31/03                                         1.95(6)              0.10(6)            103
04/30/04(7)                                      1.95(3)(6)          (0.63)(3)(6)         74
                                             CLASS B
11/01/01-10/31/02(8)                             2.60%(3)(5)(6)      (0.79)%(3)(5)       117%
10/31/03                                         2.60(6)             (0.41)(6)           103
04/30/04(7)                                      2.60(3)(6)          (1.38)(3)(6)         74
                                             CLASS C+
11/01/01-10/31/02(8)                             2.60%(3)(5)(6)      (0.91)%(3)(5)       117%
10/31/03                                         2.60(6)             (0.40)(6)           103
04/30/04(7)                                      2.60(3)(6)          (1.35)(3)(6)         74

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                        10/31/02(3)   10/31/03   04/30/04(3)
                                        -----------   --------   -----------
     Focused International Equity A        0.62%        0.50%       0.23%
     Focused International Equity B        1.19         0.69        0.29
     Focused International Equity C+       0.83         0.57        0.18

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:

                                         10/31/02     10/31/03   04/30/04(3)
                                         --------     --------   -----------
     Focused International Equity A        0.01%        0.01%       0.01%
     Focused International Equity B        0.01         0.01        0.01
     Focused International Equity C+       0.01         0.01        0.01

(7)  Unaudited
(8)  Commencement of operations
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND          MENT           MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED TECHNOLOGY PORTFOLIO
                                                      CLASS A
5/22/00-10/31/00(7)                             $   12.50     $   (0.11)     $    3.13    $     3.02     $       --
10/31/01                                            15.52         (0.08)        (11.49)       (11.57)            --
10/31/02                                             3.95         (0.07)         (1.09)        (1.16)            --
10/31/03                                             2.79         (0.07)          2.19          2.12             --
04/30/04(8)                                          4.91         (0.05)          0.17          0.12             --
                                                      CLASS B
5/22/00-10/31/00(7)                             $   12.50     $   (0.17)     $    3.14    $     2.97     $       --
10/31/01                                            15.47         (0.13)        (11.41)       (11.54)            --
10/31/02                                             3.93         (0.09)         (1.09)        (1.18)            --
10/31/03                                             2.75         (0.09)          2.15          2.06             --
04/30/04(8)                                          4.81         (0.06)          0.17          0.11             --
                                                      CLASS C+
5/22/00-10/31/00(7)                             $   12.50     $   (0.17)     $    3.14    $     2.97     $       --
10/31/01                                            15.47         (0.13)        (11.42)       (11.55)            --
10/31/02                                             3.92         (0.09)         (1.08)        (1.17)            --
10/31/03                                             2.75         (0.09)          2.15          2.06             --
04/30/04(8)                                          4.81         (0.06)          0.17          0.11             --

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                        NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF         TOTAL         END OF
                    ENDED                         GAINS        BUTIONS        PERIOD       RETURN(2)       PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED TECHNOLOGY PORTFOLIO
                                                      CLASS A
5/22/00-10/31/00(7)                             $      --     $      --      $   15.52         24.16%    $   89,371
10/31/01                                               --            --           3.95        (74.55)        28,327
10/31/02                                               --            --           2.79        (29.37)        18,034
10/31/03                                               --            --           4.91         75.99         34,846
04/30/04(8)                                            --            --           5.03          2.44         36,741
                                                      CLASS B
5/22/00-10/31/00(7)                             $      --     $      --      $   15.47         23.76%    $   70,073
10/31/01                                               --            --           3.93        (74.60)        20,658
10/31/02                                               --            --           2.75        (30.03)        13,368
10/31/03                                               --            --           4.81         74.91         22,851
04/30/04(8)                                            --            --           4.92          2.29         25,927
                                                      CLASS C+
5/22/00-10/31/00(7)                             $      --     $      --      $   15.47         23.76%    $   86,105
10/31/01                                               --            --           3.92        (74.66)        26,869
10/31/02                                               --            --           2.75        (29.85)        17,137
10/31/03                                               --            --           4.81         74.91         28,490
04/30/04(8)                                            --            --           4.92          2.29         28,763

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                         NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED TECHNOLOGY PORTFOLIO
                                             CLASS A
5/22/00-10/31/00(7)                                1.97%(3)(5)       (1.30)%(3)(5)       176%
10/31/01                                           1.97              (1.12)              449
10/31/02                                           1.97(6)           (1.77)(6)           262
10/31/03                                           1.97(6)           (1.83)(6)           157
04/30/04(8)                                        1.97(3)(6)        (1.87)(3)(6)         87
                                             CLASS B
5/22/00-10/31/00(7)                                2.62%(3)(5)       (1.97)%(3)(5)       176%
10/31/01                                           2.62              (1.77)              449
10/31/02                                           2.62(6)           (2.42)(6)           262
10/31/03                                           2.62(6)           (2.48)(6)           157
04/30/04(8)                                        2.62(3)(6)        (2.52)(3)(6)         87
                                             CLASS C+
5/22/00-10/31/00(7)                                2.62%(3)(5)       (1.97)%(3)(5)       176%
10/31/01                                           2.62              (1.77)              449
10/31/02                                           2.62(6)           (2.42)(6)           262
10/31/03                                           2.62(6)           (2.48)(6)           157
04/30/04(8)                                        2.62(3)(6)        (2.53)(3)(6)         87

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                                        10/31/00   10/31/01    10/31/02   10/31/03   04/30/04(3)
                                        --------   --------    --------   --------   -----------
     Focused Technology A                 0.30%      0.18%       0.39%      0.48%       0.43%
     Focused Technology B                 0.31       0.16        0.43       0.52        0.46
     Focused Technology C+                0.31       0.13        0.40       0.47        0.42

(5) The ratio reflects an expense cap which is net of custody credits of 0.02% or waiver/reimbursements is applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:

                                                               10/31/02   10/31/03   04/30/04(3)
                                                               --------   --------   -----------
     Focused Technology A                                         --%       0.08%       0.06%
     Focused Technology B                                         --        0.08        0.06
     Focused Technology C+                                        --        0.08        0.07

(7)  Commencement of operations
(8)  Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
See Notes to Financial Statements

                                                                             NET GAIN
                                                                              (LOSS)
                                                                             ON INVEST-                  DIVIDENDS
                                                                 NET           MENTS        TOTAL          FROM
                                                NET ASSET      INVEST-         (BOTH        FROM            NET
                                                  VALUE         MENT          REALIZED     INVEST-        INVEST-
                   PERIOD                       BEGINNING      INCOME           AND          MENT           MENT
                    ENDED                       OF PERIOD     (LOSS)(1)     UNREALIZED)   OPERATIONS       INCOME
--------------------------------------------    ---------     ---------     -----------   ----------     ----------
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                                      CLASS A
9/30/99                                         $   11.06     $    0.21      $    0.73    $     0.94     $    (0.13)
9/30/00                                             11.87          0.23          (1.85)        (1.62)         (0.23)
9/30/01                                              9.67          0.23           0.73          0.96          (0.22)
9/30/02                                             10.41          0.22          (0.72)        (0.50)         (0.20)
9/30/03                                              9.71          0.24           1.17          1.41          (0.37)
10/01/03-10/31/03(4)                                10.75          0.04           0.52          0.56             --
11/01/03-04/30/04(4)*                               11.31          0.10           1.13          1.23          (0.06)
                                                      CLASS B
9/30/99                                         $   11.03     $    0.14      $    0.72    $     0.86     $    (0.08)
9/30/00                                             11.81          0.16          (1.84)        (1.68)         (0.16)
9/30/01                                              9.62          0.16           0.73          0.89          (0.16)
9/30/02                                             10.35          0.15          (0.74)        (0.59)         (0.13)
9/30/03                                              9.63          0.18           1.17          1.35          (0.26)
10/01/03-10/31/03(4)                                10.72          0.03           0.52          0.55             --
11/01/03-04/30/04(4)*                               11.27          0.06           1.16          1.22          (0.05)
                                                      CLASS C+
9/30/99                                         $   11.03     $    0.14      $    0.72    $     0.86     $    (0.08)
9/30/00                                             11.81          0.16          (1.84)        (1.68)         (0.16)
9/30/01                                              9.62          0.15           0.74          0.89          (0.16)
9/30/02                                             10.35          0.15          (0.74)        (0.59)         (0.13)
9/30/03                                              9.63          0.18           1.16          1.34          (0.26)
10/01/03-10/31/03(4)                                10.71          0.03           0.53          0.56             --
11/01/03-04/30/04(4)*                               11.27          0.06           1.16          1.22          (0.05)

                                                 DISTRI-                        NET
                                                 BUTION                        ASSET                         NET
                                                  FROM          TOTAL          VALUE                       ASSETS
                   PERIOD                        CAPITAL       DISTRI-        END OF         TOTAL         END OF
                    ENDED                         GAINS        BUTIONS        PERIOD       RETURN(2)       PERIOD
--------------------------------------------    ---------     ---------      ---------    ----------     ----------
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                                      CLASS A
9/30/99                                         $      --     $   (0.13)     $   11.87          8.47%    $   26,403
9/30/00                                             (0.35)        (0.58)          9.67        (14.09)         8,732
9/30/01                                                --         (0.22)         10.41         10.04          7,983
9/30/02                                                --         (0.20)          9.71         (5.07)         9,372
9/30/03                                                --         (0.37)         10.75         14.69         45,639
10/01/03-10/31/03(4)                                   --            --          11.31          5.21         50,263
11/01/03-04/30/04(4)*                                  --         (0.06)         12.48         11.42         63,324
                                                      CLASS B
9/30/99                                         $      --     $   (0.08)     $   11.81          7.82%    $   55,526
9/30/00                                             (0.35)        (0.51)          9.62        (14.62)        21,221
9/30/01                                                --         (0.16)         10.35          9.30         21,674
9/30/02                                                --         (0.13)          9.63         (5.86)        20,670
9/30/03                                                --         (0.26)         10.72         14.07         47,369
10/01/03-10/31/03(4)                                   --            --          11.27          5.13         53,628
11/01/03-04/30/04(4)*                                  --         (0.05)         12.44         11.12         57,980
                                                      CLASS C+
9/30/99                                         $      --     $   (0.08)     $   11.81          7.82%    $   94,065
9/30/00                                             (0.35)        (0.51)          9.62        (14.62)        24,110
9/30/01                                                --         (0.16)         10.35          9.30         21,793
9/30/02                                                --         (0.13)          9.63         (5.86)        19,568
9/30/03                                                --         (0.26)         10.71         13.96         69,059
10/01/03-10/31/03(4)                                   --            --          11.27          5.23         79,071
11/01/03-04/30/04(4)*                                  --         (0.05)         12.44         11.12         99,666

                                                                        RATIO OF
                                                    RATIO OF        NET INVESTMENT
                                                    EXPENSES         INCOME (LOSS)
                   PERIOD                          TO AVERAGE       TO AVERAGE NET     PORTFOLIO
                    ENDED                         NET ASSETS(3)        ASSETS(3)       TURNOVER
--------------------------------------------    ----------------    ---------------    ---------
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                             CLASS A
9/30/99                                              0.95%               1.69%            35%
9/30/00                                              0.95                2.20             57
9/30/01                                              0.95                2.10             59
9/30/02                                              0.95                1.96             37
9/30/03                                              0.95                2.41             20
10/01/03-10/31/03(4)                                 0.95(5)             2.24(5)           0
11/01/03-04/30/04(4)*                                0.95(5)             1.97(5)          45
                                             CLASS B
9/30/99                                              1.60%               1.08%            35%
9/30/00                                              1.60                1.56             57
9/30/01                                              1.60                1.45             59
9/30/02                                              1.60                1.31             37
9/30/03                                              1.60                1.79             20
10/01/03-10/31/03(4)                                 1.60(5)             1.59(5)           0
11/01/03-04/30/04(4)*                                1.60(5)             1.33(5)          45
                                             CLASS C+
9/30/99                                              1.60%               1.11%            35%
9/30/00                                              1.60                1.50             57
9/30/01                                              1.60                1.45             59
9/30/02                                              1.60                1.30             37
9/30/03                                              1.60                1.77             20
10/01/03-10/31/03(4)                                 1.60(5)             1.59(5)           0
11/01/03-04/30/04(4)*                                1.60(5)             1.32(5)          45

*    The Portfolio changed its fiscal year end from September 30 to October 31.
(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does not include expense reimbursements.
(3)  Net of the following expense reimbursements (based on average net assets):

                                                  9/30/99   9/30/00   9/30/01   9/30/02   9/30/03   04/30/04(5)
                                                  -------   -------   -------   -------   -------   -----------
     Focused Dividend Strategy Class A             0.23%     0.34%     0.36%     0.29%     0.16%       0.13%
     Focused Dividend Strategy Class B             0.22      0.30      0.25      0.24      0.16        0.15
     Focused Dividend Strategy Class C+            0.19      0.27      0.27      0.23      0.14        0.12

(4)  Unaudited
(5)  Annualized
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FOCUSED EQUITY STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                              VALUE
                 SECURITY DESCRIPTION                          SHARES        (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--99.1%
INTERNATIONAL EQUITY SECURITIES--9.9%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $41,498,418)                                        2,756,005   $   44,592,157
                                                                          --------------
DOMESTIC EQUITY SECURITIES--89.2%
  SunAmerica Focused Series, Inc.
    Focused 2000 Growth
    Portfolio, Class A+                                       3,438,216       51,779,533
  SunAmerica Focused Series, Inc.
    Focused 2000 Value Portfolio,
    Class A+                                                  3,853,283       77,412,446
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                       8,388,413      142,267,484
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                        9,015,485      132,707,947
                                                                          --------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $384,826,395)                                                        404,167,410
                                                                          --------------
TOTAL INVESTMENTS
  (cost $426,324,813) (Note 7)                                     99.1%     448,759,567
Other assets less liabilities                                       0.9        4,216,902
                                                                  -----   --------------
NET ASSETS                                                        100.0%  $  452,976,469
                                                                  =====   ==============

----------
+ Non-income producing securities
# Note 6

See Notes to Financial Statements

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                              VALUE
                 SECURITY DESCRIPTION                          SHARES        (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--98.8%
INTERNATIONAL EQUITY SECURITIES--10.3%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $40,182,165)                                        2,747,566   $   44,455,617
                                                                          --------------
DOMESTIC EQUITY SECURITIES--70.0%
  SunAmerica Focused Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                                  2,870,665       43,232,214
  SunAmerica Focused Series, Inc.
    Focused 2000 Value Portfolio,
    Class A+                                                  2,306,096       46,329,474
  SunAmerica Focused Series, Inc.
    Focused Growth and Income
    Portfolio, Class A+                                       2,738,081       42,549,782
  SunAmerica Focused Series, Inc.
  Focused Large-Cap Growth
    Portfolio, Class A+                                       2,515,573       42,664,110
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                        2,895,071       42,615,443
  SunAmerica Focused Series, Inc.
    Focused Multi-Cap Growth
    Portfolio, Class A+                                       2,502,037       42,384,502
  SunAmerica Focused Series, Inc.
    Focused Multi-Cap Value
    Portfolio, Class A                                        2,382,345       43,334,864
                                                                          --------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $280,550,644)                                                        303,110,389
                                                                          --------------
FIXED INCOME SECURITIES--18.5%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                   3,929,709       40,043,732
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                   3,618,216       39,981,293
                                                                          --------------
TOTAL FIXED INCOME SECURITIES
  (cost $81,752,996)                                                          80,025,025
                                                                          --------------
TOTAL INVESTMENTS
  (cost $402,485,805) (Note 7)                                     98.8%     427,591,031
Other assets less liabilities                                       1.2        5,229,372
                                                                  -----   --------------
NET ASSETS                                                        100.0%  $  432,820,403
                                                                  =====   ==============

----------
+ Non-income producing securities
# Note 6

See Notes to Financial Statements

FOCUSED BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                              VALUE
                 SECURITY DESCRIPTION                          SHARES        (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--99.3%
INTERNATIONAL EQUITY SECURITIES--5.9%
  SunAmerica Focused Series, Inc.
  Focused International Equity
  Portfolio, Class A+
  (cost $21,964,183)                                          1,488,676   $   24,086,783
                                                                          --------------
DOMESTIC EQUITY SECURITIES--58.6%
  SunAmerica Focused Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                                  2,075,978       31,264,240
  SunAmerica Focused Series, Inc.
    Focused 2000 Value Portfolio,
    Class A+                                                  2,215,494       44,509,282
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                       5,168,616       87,659,736
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                        5,219,348       76,828,805
                                                                          --------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $224,067,429)                                                        240,262,063
                                                                          --------------
FIXED INCOME SECURITIES--34.8%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                   7,214,548       73,516,244
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                   6,274,267       69,330,649
                                                                          --------------
TOTAL FIXED INCOME SECURITIES
  (cost $145,872,925)                                                        142,846,893
                                                                          --------------
TOTAL INVESTMENTS
  (cost $391,904,537) (Note 7)                                     99.3%     407,195,739
Other assets less liabilities                                       0.7        2,696,394
                                                                  -----   --------------
NET ASSETS                                                        100.0%  $  409,892,133
                                                                  =====   ==============

----------
+ Non-income producing securities
# Note 6

See Notes to Financial Statements

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                              VALUE
                 SECURITY DESCRIPTION                          SHARES        (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.0%
INTERNATIONAL EQUITY SECURITIES--4.0%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $2,961,658)                                           206,882   $    3,347,351
                                                                          --------------
DOMESTIC EQUITY SECURITIES--29.5%
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                         769,810       13,055,983
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                          780,852       11,494,139
                                                                          --------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $22,738,372)                                                          24,550,122
                                                                          --------------
FIXED INCOME SECURITIES--66.5%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                   1,317,875       13,429,141
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                   2,048,637       22,637,442
  SunAmerica Income Funds
    SunAmerica High Yield
    Bond Fund, Class A                                        1,403,231        5,907,600
  SunAmerica Income Funds
    SunAmerica U.S. Government
    Securities Fund, Class A                                  1,441,332       13,404,391
                                                                          --------------
TOTAL FIXED INCOME SECURITIES
  (cost $56,486,900)                                                          55,378,574
                                                                          --------------
TOTAL INVESTMENTS
  (cost $82,186,930) (Note 7)                                     100.0%      83,276,047
Liabilities in excess of other assets                              (0.0)          (9,473)
                                                                  -----   --------------
NET ASSETS                                                        100.0%  $   83,266,574
                                                                  =====   ==============

----------
+ Non-income producing securities
# Note 6

See Notes to Financial Statements

FOCUSED FIXED INCOME STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                              VALUE
                 SECURITY DESCRIPTION                          SHARES        (NOTE 3)
----------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.4%
DOMESTIC EQUITY SECURITIES--10.1%
  SunAmerica Focused Series, Inc.
    Focused Growth and Income
    Portfolio, Class A+
    (cost $2,867,252)                                           191,320   $    2,973,117
                                                                          --------------
FIXED INCOME SECURITIES--90.3%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                     582,987        5,940,636
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                   1,074,263       11,870,613
  SunAmerica Income Funds
    SunAmerica High Yield
    Bond Fund, Class A                                          713,321        3,003,080
  SunAmerica Income Funds
    SunAmerica U.S. Government
    Securities Fund, Class A                                    636,693        5,921,246
                                                                          --------------
TOTAL FIXED INCOME SECURITIES
  (cost $27,396,566)                                                          26,735,575
                                                                          --------------
TOTAL INVESTMENTS
  (cost $30,263,818) (Note 7)                                     100.4%      29,708,692
Liabilities in excess of other assets                              (0.4)        (111,978)
                                                                  -----   --------------
NET ASSETS                                                        100.0%  $   29,596,714
                                                                  =====   ==============

----------
+ Non-income producing securities
# Note 6

See Notes to Financial Statements

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                              VALUE
                 SECURITY DESCRIPTION                          SHARES        (NOTE 3)
----------------------------------------------------------------------------------------
COMMON STOCK--94.3%
BROADCASTING & MEDIA--5.5%
  Time Warner, Inc.+                                          3,684,800   $   61,978,336
  XM Satellite Radio
    Holdings, Inc., Class A+                                  1,752,000       41,977,920
                                                                          --------------
                                                                             103,956,256
                                                                          --------------
COMMUNICATION EQUIPMENT--3.8%
  QUALCOMM, Inc.                                              1,137,987       71,078,668
                                                                          --------------
COMPUTER SOFTWARE--13.5%
  Electronic Arts, Inc.+                                      1,548,105       78,365,075
  Microsoft Corp.                                             4,924,500      127,889,265
  PeopleSoft, Inc.+                                           2,859,800       48,273,424
                                                                          --------------
                                                                             254,527,764
                                                                          --------------
ELECTRONICS--9.9%
  Intel Corp.                                                 2,349,600       60,455,208
  Sharp Corp.(1)                                              3,478,000       62,028,812
  Texas Instruments, Inc.                                     2,510,000       63,001,000
                                                                          --------------
                                                                             185,485,020
                                                                          --------------
FINANCIAL SERVICES--9.4%
  Lehman Brothers
    Holdings, Inc.                                              583,600       42,836,240
  Merrill Lynch & Co., Inc.                                     941,600       51,062,968
  SLM Corp.                                                   2,184,197       83,676,587
                                                                          --------------
                                                                             177,575,795
                                                                          --------------
FOOD, BEVERAGE & TOBACCO--3.1%
  Coca-Cola Co.                                               1,161,500       58,737,055
                                                                          --------------
HEALTH SERVICES--4.3%
  UnitedHealth Group, Inc.                                    1,311,484       80,630,036
                                                                          --------------
HOUSING & HOUSEHOLD DURABLES--3.8%
  Lennar Corp., Class A                                       1,521,336       71,274,592
                                                                          --------------
INSURANCE--3.5%
  Berkshire Hathaway, Inc.,
    Class A+                                                        705       65,839,950
                                                                          --------------
INTERNET CONTENT--10.2%
  Amazon.com, Inc.+                                             706,000       30,682,760
  eBay, Inc.+                                                   761,900       60,814,858
  InterActiveCorp+                                            1,970,000       62,783,900
  NetFlix, Inc.+                                              1,453,200       36,751,428
                                                                          --------------
                                                                             191,032,946
                                                                          --------------
MACHINERY--3.6%
  Caterpillar, Inc.                                             869,293       67,570,145
                                                                          --------------
MEDICAL PRODUCTS--9.1%
  Boston Scientific Corp.+                                    2,757,144      113,566,761
  Medtronic, Inc.                                             1,127,450       56,891,127
                                                                          --------------
                                                                             170,457,888
                                                                          --------------
MULTI-INDUSTRY--2.9%
  Tyco International, Ltd.                                    1,988,850       54,593,932
                                                                          --------------
PHARMACEUTICALS--11.7%
  Amgen, Inc.+                                                  911,400       51,284,478
  Eli Lilly & Co.                                               812,500       59,970,625
  Genentech, Inc.+                                              886,225      108,828,430
                                                                          --------------
                                                                             220,083,533
                                                                          --------------
TOTAL INVESTMENT SECURITIES--94.3%
  (cost $1,419,862,994)                                                    1,772,843,580
                                                                          --------------

                                                            PRINCIPAL
                                                             AMOUNT           VALUE
                 SECURITY DESCRIPTION                     (IN THOUSANDS)     (NOTE 3)
----------------------------------------------------------------------------------------
SHORT-TERM SECURITIES--3.1%
  Federal Agricultural Mtg.
    Corp. Disc. Notes
    0.93% due 07/20/04                                     $      2,000     $  1,995,710
  Federal Agricultural Mtg.
    Corp. Disc. Notes
     1.05% due 07/27/04                                             200          199,533
  Federal Home Loan Bank
    Consolidated Disc. Notes
    0.90% due 06/02/04                                              400          399,680
  Federal Home Loan Bank
    Consolidated Disc. Notes
    0.95% due 06/18/04                                              100           99,873
  Federal Home Loan Bank
    Consolidated Disc. Notes
     0.98% due 06/04/04                                             100           99,907
  Federal National Mtg.
    Assoc. Disc. Notes
    0.94% due 06/02/04                                            1,000          998,557
  Federal National Mtg.
    Assoc. Disc. Notes
    0.98% due 06/23/04                                            1,000          999,164
  Federal National Mtg.
    Assoc. Disc. Notes
    0.99% due 06/02/04                                              200          199,527
  Federal National Mtg.
    Assoc. Disc. Notes
    1.00% due 06/23/04                                              500          499,264
  Federal National Mtg.
    Assoc. Disc. Notes
    1.01% due 06/15/04                                              870          868,902
  Federal National Mtg.
    Assoc. Disc. Notes
    1.04% due 07/21/04                                            7,000        6,984,796
  Federal National Mtg.
    Assoc. Disc. Notes
    1.04% due 07/28/04                                              200          199,824
  Federal Home Loan
    Mtg. Disc. Notes
    0.93% due 06/21/04                                           42,000       41,944,665
  Federal Home Loan
    Mtg. Disc. Notes
    1.00% due 06/29/04                                              300          299,509
  Federal Home Loan
    Mtg. Disc. Notes
    1.00% due 07/22/04                                            1,700        1,696,260
  Federal Home Loan
    Mtg. Disc. Notes
    1.01% due 07/15/04                                              100           99,799
  Federal Home Loan
    Mtg. Disc. Notes
    1.04% due 07/27/04                                            1,250        1,247,079
                                                                          --------------
TOTAL SHORT-TERM SECURITIES
  (cost $58,830,369)                                                          58,832,049
                                                                          --------------

                                                           PRINCIPAL
                                                             AMOUNT           VALUE
                 SECURITY DESCRIPTION                    (IN THOUSANDS)      (NOTE 3)
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.7%
  Agreement with State Street Bank & Trust Co.,
    bearing interest at 0.35%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount of $42,493,239
    and collateralized by $43,080,000 of United States
    Treasury Notes, bearing interest at 2.00%, due
    03/15/05 and having an approximate value of
    $43,344,080                                          $       42,492   $    42,492,000
  Agreement with State Street Bank & Trust Co.,
    bearing interest at 0.35%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount of $7,354,214
    and collateralized by $6,010,000 of United States
    Treasury Bonds, bearing interest at 7.25%, due
    05/15/16 and having an approximate value of
    $7,504,988                                                    7,354         7,354,000
                                                                          ---------------
TOTAL REPURCHASE AGREEMENTS
    (cost $49,846,000)                                                         49,846,000
                                                                          ---------------
TOTAL INVESTMENTS
  (cost $1,528,539,363) (Note 7)                                  100.1%    1,881,521,629
Liabilities in excess of
  other assets                                                     (0.1)       (2,290,408)
                                                                  -----   ---------------
NET ASSETS                                                        100.0%  $ 1,879,231,221
                                                                  =====   ===============

----------
+ Non-income producing securities
(1) Fair valued security (Note 3)

See Notes to Financial Statements

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                              VALUE
                 SECURITY DESCRIPTION                          SHARES        (NOTE 3)
-----------------------------------------------------------------------------------------
COMMON STOCK--89.9%
AEROSPACE & MILITARY TECHNOLOGY--3.0%
  United Technologies Corp.                                     110,000   $    9,488,600
                                                                          --------------
AUTOMOTIVE--4.7%
  Advanced Auto Parts, Inc.+                                    350,000       15,102,500
                                                                          --------------
BANKS--2.4%
  Bank of America Corp.                                          95,000        7,646,550
                                                                          --------------
BROADCASTING & MEDIA--5.3%
  Fox Entertainment Group, Inc.,
  Class A+                                                      330,000        9,190,500
  Radio One, Inc.+                                              409,800        7,818,984
                                                                          --------------
                                                                              17,009,484
                                                                          --------------
BUSINESS SERVICES--0.0%
  FutureLink Corp.+(1)                                            1,785                0
                                                                          --------------
CABLE--3.0%
  Echostar Communications
    Corp., Class A+                                             285,000        9,459,150
                                                                          --------------
COMMUNICATION EQUIPMENT--2.4%
  Avaya, Inc.+                                                  570,000        7,797,600
                                                                          --------------
COMPUTERS & BUSINESS EQUIPMENT--4.2%
  Apple Computer, Inc.+                                         528,000       13,585,440
                                                                          --------------
COMPUTER SOFTWARE--6.2%
  Cognos, Inc.+                                                 300,000        9,459,000
  JDA Software Group, Inc.+                                     787,700       10,342,501
                                                                          --------------
                                                                              19,801,501
                                                                          --------------
ELECTRONICS--4.3%
  Integrated Circuit
    Systems, Inc.+                                              253,800        6,012,522
  Lam Research Corp.+                                           350,000        7,749,000
                                                                          --------------
                                                                              13,761,522
                                                                          --------------
FINANCIAL SERVICES--3.9%
  E*TRADE Financial Corp.+                                      793,800        9,017,568
  SLM Corp.                                                      90,250        3,457,478
                                                                          --------------
                                                                              12,475,046
                                                                          --------------
FOREST PRODUCTS--3.2%
  Aracruz Celulose
    Sponsored ADR                                               325,000       10,120,500
                                                                          --------------
HEALTH SERVICES--12.3%
  Pediatrix Medical Group, Inc.+                                184,100       13,163,150
  Triad Hospitals, Inc.+                                        397,000       13,501,970
  UnitedHealth Group, Inc.                                      204,680       12,583,726
                                                                          --------------
                                                                              39,248,846
                                                                          --------------
HOUSEHOLD PRODUCTS--3.2%
  Estee Lauder Cos., Class A                                    225,000       10,284,750
                                                                          --------------
INTERNET CONTENT--6.1%
  NetFlix, Inc.+                                                404,700       10,234,863
  Yahoo!, Inc.+                                                 185,200        9,345,192
                                                                          --------------
                                                                              19,580,055
                                                                          --------------
MEDICAL PRODUCTS--2.8%
  Guidant Corp.                                                 140,000        8,821,400
                                                                          --------------

                                                             SHARES/
                                                           PRINCIPAL
                                                             AMOUNT           VALUE
                 SECURITY DESCRIPTION                    (IN THOUSANDS)      (NOTE 3)
----------------------------------------------------------------------------------------
PHARMACEUTICALS--6.3%
  Celgene Corp.+                                                204,120   $   10,550,963
  Pfizer, Inc.                                                  270,000        9,655,200
                                                                          --------------
                                                                              20,206,163
                                                                          --------------
RETAIL--8.8%
  Aeropostale, Inc.+                                            668,250       14,694,817
  Kohl's Corp.+                                                 100,000        4,179,000
  Wild Oats Markets, Inc.+                                      685,300        9,457,140
                                                                          --------------
                                                                              28,330,957
                                                                          --------------
TELECOMMUNICATIONS--7.8%
  Amdocs, Ltd.+                                                 510,000       13,540,500
  Nextel Communications, Inc.,
    Class A+                                                    485,730       11,589,518
                                                                          --------------
                                                                              25,130,018
                                                                          --------------
TOTAL INVESTMENT SECURITIES--89.9%
  (cost $243,411,087)                                                        287,850,082
                                                                          --------------
SHORT-TERM SECURITIES--3.5%
  Federal Home Loan Bank
    Cons. Disc. Notes
    0.85% due 05/03/04                                   $        8,000        7,999,622
  Student Loan Marketing
    Disc. Notes
    0.90% due 05/03/04                                            3,100        3,099,845
                                                                          --------------
TOTAL SHORT-TERM SECURITIES
  (cost $11,099,467)                                                          11,099,467
                                                                          --------------
REPURCHASE AGREEMENTS--5.2%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement
    (Note 3)                                                        863          863,000
  Agreement with State Street Bank & Trust Co.,
    bearing interest at 0.25%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount of $15,797,329
    and collateralized by $13,380,000 of United States
    Treasury Bonds, bearing interest at 6.88%, due
    08/15/25 and having an approximate value of
    $16,118,003                                                  15,797       15,797,000
                                                                          --------------
TOTAL REPURCHASE AGREEMENTS
  (cost $16,660,000)                                                          16,660,000
                                                                          --------------
TOTAL INVESTMENTS
  (cost $271,170,554) (Note 7)                                     98.6%     315,609,549
Other assets less liabilities                                       1.4        4,600,183
                                                                  -----   --------------
NET ASSETS                                                        100.0%  $  320,209,732
                                                                  =====   ==============

----------
+ Non-income producing securities
ADR--American Depository Receipt
(1) Security obtained prior to Portfolio merger and change in investment technique.

See Notes to Financial Statements

FOCUSED 2000 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                              VALUE
                 SECURITY DESCRIPTION                          SHARES        (NOTE 3)
-----------------------------------------------------------------------------------------
COMMON STOCK--95.2%
AUTOMOTIVE--1.7%
  CarMax, Inc.+                                                 180,000   $    4,665,600
                                                                          --------------
BANKS--1.9%
  Fidelity Bankshares, Inc.                                      80,200        2,666,650
  Wintrust Financial Corp.                                       56,600        2,687,934
                                                                          --------------
                                                                               5,354,584
                                                                          --------------
BROADCASTING & MEDIA--0.8%
  Lin TV Corp., Class A+                                        100,000        2,249,000
                                                                          --------------
BUSINESS SERVICES--4.2%
  Central European
    Distribution Corp.+                                         145,000        4,444,569
  ChoicePoint, Inc.+                                            160,000        7,027,200
                                                                          --------------
                                                                              11,471,769
                                                                          --------------
EDUCATION--3.6%
  Universal Technical
    Institute, Inc.+                                            223,600        9,947,964
                                                                          --------------
ELECTRICAL EQUIPMENT--1.8%
  General Cable Corp.+                                          635,200        4,891,040
                                                                          --------------
ELECTRONICS--6.7%
  Cyberoptics Corp.                                              31,665          617,816
  LTX Corp.+                                                    326,100        3,564,273
  Omnivision Technologies, Inc.+                                178,000        3,969,756
  Pixelworks, Inc.+                                             295,210        5,278,355
  Ultralife Batteries, Inc.+                                    240,000        4,905,600
                                                                          --------------
                                                                              18,335,800
                                                                          --------------
ENERGY SOURCES--5.3%
  Pogo Producing Co.                                            100,000        4,932,000
  Southwestern Energy Co.+                                      194,500        4,891,675
  Ultra Petroleum Corp.+                                        147,700        4,850,468
                                                                          --------------
                                                                              14,674,143
                                                                          --------------
FINANCIAL SERVICES--6.3%
  Chicago Mercantile Exchange                                    60,000        7,038,000
  Euronet Worldwide, Inc.+                                      272,655        5,297,687
  First Marblehead Corp.+                                        99,500        2,951,170
  Jeffries Group, Inc.                                           60,000        2,046,000
                                                                          --------------
                                                                              17,332,857
                                                                          --------------
FOREST PRODUCTS--1.6%
  Packaging Corp of America                                     200,500        4,406,990
                                                                          --------------
HEALTH SERVICES--7.0%
  AMERIGROUP Corp.+                                             150,000        6,226,500
  Connetics Corp.+                                              253,200        4,924,740
  LCA Vision, Inc.+                                             225,320        5,675,811
  Manor Care, Inc.                                               80,000        2,595,200
                                                                          --------------
                                                                              19,422,251
                                                                          --------------
HOUSING & HOUSEHOLD DURABLES--1.5%
  Furniture Brands
    International, Inc.                                         144,100        4,054,974
                                                                          --------------
INSURANCE--4.7%
  Arch Capital Group, Ltd.+                                     150,000        6,027,000
  Axis Capital Holdings, Ltd.                                   250,000        6,812,500
                                                                          --------------
                                                                              12,839,500
                                                                          --------------
INTERNET CONTENT--10.4%
  aQuantive, Inc.+                                              466,173   $    4,685,039
  Digitas, Inc.+                                                463,100        4,589,321
  Equinix, Inc.+                                                150,400        4,420,256
  Harris Interactive, Inc.+                                     279,300        2,036,097
  Modem Media, Inc.+                                            763,300        3,953,894
  NetFlix, Inc.+                                                180,000        4,552,200
  ValueClick, Inc.+                                             428,400        4,438,224
                                                                          --------------
                                                                              28,675,031
                                                                          --------------
INTERNET SOFTWARE--5.1%
  eResearch Technology, Inc.+                                   150,000        4,722,000
  RSA Security, Inc.+                                           305,800        4,898,916
  WebEx Communications, Inc.+                                   201,387        4,519,124
                                                                          --------------
                                                                              14,140,040
                                                                          --------------
LEISURE & TOURISM--8.8%
  Cheesecake Factory, Inc.+                                      40,000        1,694,000
  JetBlue Airways Corp.+                                        125,000        3,460,000
  Kerzner International, Ltd.+                                  115,000        4,916,250
  Krispy Kreme Doughnuts, Inc.+                                 120,000        3,901,200
  Skywest, Inc.                                                 216,500        3,940,300
  Wynn Resorts, Ltd.+                                           160,000        6,388,800
                                                                          --------------
                                                                              24,300,550
                                                                          --------------
MACHINERY--1.9%
  Ceradyne, Inc.+                                               184,500        5,265,630
                                                                          --------------
MEDICAL PRODUCTS--5.9%
  Cooper Cos., Inc.                                              95,500        5,157,000
  Edwards Lifesciences Corp.+                                   150,000        5,169,000
  Kensey Nash Corp.+                                            188,300        6,100,920
                                                                          --------------
                                                                              16,426,920
                                                                          --------------
METALS & MINING--3.5%
  NS Group, Inc.+                                               372,800        4,805,392
  Steel Dynamics, Inc.+                                         202,200        4,866,954
                                                                          --------------
                                                                               9,672,346
                                                                          --------------
PHARMACEUTICALS--3.3%
  Kos Pharmaceuticals, Inc.+                                    111,482        4,588,599
  Martek Biosciences Corp.+                                      72,758        4,619,405
                                                                          --------------
                                                                               9,208,004
                                                                          --------------
RETAIL--2.9%
  Select Comfort Corp.+                                         100,000        2,424,000
  Urban Outfitters, Inc.+                                       120,000        5,540,400
                                                                          --------------
                                                                               7,964,400
                                                                          --------------
TELECOMMUNICATIONS--5.3%
  California Amplifier, Inc.+                                   347,038        2,793,656
  Carrier Access Corp.+                                         413,224        4,396,703
  Novatel Wireless, Inc.+                                       282,658        4,166,379
  UTStarcom, Inc.+                                              120,000        3,162,000
                                                                          --------------
                                                                              14,518,738
                                                                          --------------
TRANSPORTATION--1.0%
  C.H. Robinson Worldwide, Inc.                                  70,000        2,872,800
                                                                          --------------
TOTAL INVESTMENT SECURITIES--95.2%
  (cost $238,697,448)                                                        262,690,931
                                                                          --------------

                                                            PRINCIPAL
                                                              AMOUNT          VALUE
                            SECURITY DESCRIPTION          (IN THOUSANDS)     (NOTE 3)
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.4%

  Agreement with State Street Bank &
    Trust Co., bearing interest at
    0.35%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount
    of $8,950,261 and collateralized by
    $6,630,000 of United States Treasury
    Bonds, bearing interest at 8.50%,
    due 02/15/20 and having an
    approximate value of $9,131,877                        $      8,950   $    8,950,000
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    0.35%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount
    of $2,674,078 and collateralized by
    $2,195,000 of United States Treasury
    Bonds, bearing interest at 7.25%,
    due 08/15/22 and having an
    approximate value of $2,729,210                               2,674        2,674,000
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    0.92%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount
    of $3,378,259 and collateralized by
    $2,410,000 of United States Treasury
    Bonds, bearing interest at 8.75%,
    due 05/15/20 and having an
    approximate value of $3,447,777                               3,378        3,378,000
                                                                          --------------
TOTAL REPURCHASE AGREEMENTS
  (cost $15,002,000)                                                          15,002,000
                                                                          --------------
TOTAL INVESTMENTS
  (cost $253,699,448) (Note 7)                                    100.6%     277,692,931
Liabilities in excess of
  other assets                                                     (0.6)      (1,570,599)
                                                                  -----   --------------
NET ASSETS                                                        100.0%  $  276,122,332
                                                                  =====   ==============

----------
+ Non-income producing securities

See Notes to Financial Statements

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                                            VALUE
                      SECURITY DESCRIPTION                            SHARES               (NOTE 3)
-------------------------------------------------------------------------------------------------------
COMMON STOCK--92.9%
BANKS--12.1%
  Bank of America Corp.                                                  392,900       $     31,624,521
  Washington Mutual, Inc.                                                571,500             22,511,385
                                                                                       ----------------
                                                                                             54,135,906
                                                                                       ----------------
BROADCASTING & MEDIA--7.9%
  Liberty Media Corp., Class A+                                        1,262,000             13,806,280
  Time Warner, Inc.+                                                   1,289,200             21,684,344
                                                                                       ----------------
                                                                                             35,490,624
                                                                                       ----------------
CABLE--3.6%
  Comcast Corp., Class A+                                                563,600             16,338,764
                                                                                       ----------------
COMPUTERS & BUSINESS EQUIPMENT--1.6%
  Hewlett-Packard Co.                                                    356,300              7,019,110
                                                                                       ----------------
COMPUTER SOFTWARE--3.2%
  First Data Corp.                                                       320,000             14,524,800
                                                                                       ----------------
ELECTRONICS--5.5%
  Applied Materials, Inc.+                                             1,342,400             24,471,952
                                                                                       ----------------
ENERGY SOURCES--7.1%
  ConocoPhillips                                                         204,800             14,602,240
  Shell Transport & Trading Co.,
    PLC Sponsored ADR                                                    413,900             17,412,773
                                                                                       ----------------
                                                                                             32,015,013
                                                                                       ----------------
FINANCIAL SERVICES--11.7%
  Fannie Mae                                                             469,600             32,270,912
  Freddie Mac                                                            343,200             20,042,880
                                                                                       ----------------
                                                                                             52,313,792
                                                                                       ----------------
FOOD, BEVERAGE & TOBACCO--7.5%
  Altria Group, Inc.                                                     358,100             19,831,578
  Anheuser-Busch Cos., Inc.                                              119,000              6,097,560
  UST, Inc.                                                              211,000              7,851,310
                                                                                       ----------------
                                                                                             33,780,448
                                                                                       ----------------
HEALTH SERVICES--2.6%
  Quest Diagnostics, Inc.                                                138,020             11,641,987
                                                                                       ----------------
MEDICAL PRODUCTS--2.9%
  Baxter International, Inc.                                             414,700             13,125,255
                                                                                       ----------------
MULTI-INDUSTRY--2.7%
  Tyco International, Ltd.                                               433,400             11,896,830
                                                                                       ----------------
PHARMACEUTICALS--15.0%
  Bristol-Myers Squibb Co.                                               572,300             14,364,730
  Medco Health Solutions Inc.+                                           212,300              7,515,420
  Merck & Co., Inc.                                                      298,600             14,034,200
  Pfizer, Inc.                                                           877,000             31,361,520
                                                                                       ----------------
                                                                                             67,275,870
                                                                                       ----------------

                                                                     SHARES/
                                                                    PRINCIPAL
                                                                      AMOUNT                VALUE
                   SECURITY DESCRIPTION                           (IN THOUSANDS)           (NOTE 3)
-------------------------------------------------------------------------------------------------------
RETAIL--5.7%
  Gap, Inc.                                                              620,300       $     13,652,803
  Home Depot, Inc.                                                       334,000             11,753,460
                                                                                       ----------------
                                                                                             25,406,263
                                                                                       ----------------
TELECOMMUNICATIONS--3.8%
  SBC Communications, Inc.                                               678,800             16,902,120
                                                                                       ----------------
TOTAL INVESTMENT SECURITIES--92.9%
  (cost $394,229,769)                                                                       416,338,734
                                                                                       ----------------
SHORT-TERM SECURITIES--5.0%
  Cayman Island Time Deposit with State Street Bank and
  Trust Co. 0.50% due 05/03/04
  (cost $22,198,000)@                                                 $   22,198             22,198,000
                                                                                       ----------------
REPURCHASE AGREEMENTS--6.1%
  UBS Warburg, LLC
    Joint Repurchase Agreement
    (See Note 3)                                                           5,595              5,595,000
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.35%, dated 04/30/04, to be repurchased
    05/03/04 in the amount of $21,589,630 and
    collateralized by $15,395,000 of United States
    Treasury Bonds, bearing interest at 8.75%, due
    05/15/20 and having an approximate value of $22,024,287               21,589             21,589,000
                                                                                       ----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $27,184,000)                                                                         27,184,000
                                                                                       ----------------
TOTAL INVESTMENTS
  (cost $443,611,769) (Note 7)                                             104.0%           465,720,734
Liabilities in excess of
  other assets                                                              (4.0)           (17,758,676)
                                                                           -----       ----------------
NET ASSETS                                                                 100.0%      $    447,962,058
                                                                           =====       ================

----------
+ Non-income producing securities
ADR--American Depository Receipt
@ The security or a portion thereof represents collateral for the following open futures contracts:

                             OPEN FUTURES CONTRACTS

                                                                                                    UNREALIZED
   NUMBER                                                                       VALUE AS OF        APPRECIATION
OF CONTRACTS    DESCRIPTION    EXPIRATION DATE    VALUE AT TRADE DATE          APRIL 30, 2004     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
  17 Long         S&P 500         June 2004          $  4,818,038               $ 4,700,925        $  (117,113)
                                                                                                   ===========

See Notes to Financial Statements

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                                            VALUE
                      SECURITY DESCRIPTION                            SHARES               (NOTE 3)
-------------------------------------------------------------------------------------------------------
COMMON STOCK--96.5%
APPAREL & TEXTILES--3.4%
  V. F. Corp                                                             460,900       $     21,275,144
                                                                                       ----------------
AUTOMOTIVE--3.2%
  AutoZone, Inc.+                                                        228,700             20,027,259
                                                                                       ----------------
BANKS--8.2%
  Golden West Financial Corp.                                            135,700             14,263,427
  North Fork Bancorp., Inc.                                              305,300             11,332,736
  SunTrust Banks, Inc.                                                   366,200             24,919,910
                                                                                       ----------------
                                                                                             50,516,073
                                                                                       ----------------
BROADCASTING & MEDIA--6.0%
  New York Times Co., Class A                                            547,600             25,085,556
  Time Warner, Inc.+                                                     722,400             12,150,768
                                                                                       ----------------
                                                                                             37,236,324
                                                                                       ----------------
COMMUNICATION EQUIPMENT--2.9%
  Nokia Oyj Sponsored ADR                                              1,287,500             18,037,875
                                                                                       ----------------
ELECTRONICS--7.9%
  AVX Corp.                                                            1,502,800             21,324,732
  Emerson Electric Co.                                                   453,500             27,309,770
                                                                                       ----------------
                                                                                             48,634,502
                                                                                       ----------------
ENERGY SOURCES--9.2%
  Devon Energy Corp.                                                     288,900             17,680,680
  Encana Corp.                                                           428,400             16,801,848
  Royal Dutch Petroleum Co.                                              459,900             22,378,734
                                                                                       ----------------
                                                                                             56,861,262
                                                                                       ----------------
FINANCIAL SERVICES--3.5%
  CIT Group, Inc.                                                        437,400             15,033,438
  Instinet Group, Inc.+                                                1,000,000              6,530,000
                                                                                       ----------------
                                                                                             21,563,438
                                                                                       ----------------
FOOD, BEVERAGE & TOBACCO--4.0%
  Kraft Foods, Inc., Class A                                             753,700             24,804,267
                                                                                       ----------------
INSURANCE--8.8%
  Assurant, Inc.+                                                        500,000             12,180,000
  Marsh & McLennan Cos., Inc.                                            646,300             29,148,130
  MGIC Investment Corp.                                                  175,900             12,949,758
                                                                                       ----------------
                                                                                             54,277,888
                                                                                       ----------------
LEISURE & TOURISM--2.2%
  Outback Steakhouse, Inc.                                               312,100             13,710,553
                                                                                       ----------------
MACHINERY--2.4%
  Alamo Group, Inc.                                                      897,509             14,871,724
                                                                                       ----------------
METALS & MINING--4.6%
  Martin Marietta Materials, Inc.                                        660,235             28,555,164
                                                                                       ----------------
MULTI-INDUSTRY--4.7%
  Hutchison Whampoa, Ltd.(1)                                           4,392,000             29,255,884
                                                                                       ----------------
PHARMACEUTICALS--5.8%
  Bristol-Myers Squibb Co.                                               830,600             20,848,060
  Sankyo Co., Ltd.(1)                                                    824,100             15,141,574
                                                                                       ----------------
                                                                                             35,989,634
                                                                                       ----------------
REAL ESTATE COMPANIES--8.9%
  Forest City Enterprises, Inc.,
    Class A                                                              653,950             34,293,138
  St. Joe Co.                                                            531,600             20,838,720
                                                                                       ----------------
                                                                                             55,131,858
                                                                                       ----------------

                                                                     SHARES/
                                                                    PRINCIPAL
                                                                      AMOUNT                VALUE
                   SECURITY DESCRIPTION                           (IN THOUSANDS)           (NOTE 3)
-------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--4.3%
  Catellus Development Corp.                                           1,248,966       $     26,915,217
                                                                                       ----------------
TELECOMMUNICATIONS--2.5%
  ALLTEL Corp.                                                           303,400             15,273,156
                                                                                       ----------------
TRANSPORTATION--4.0%
  Union Pacific Corp.                                                    418,800             24,679,884
                                                                                       ----------------
TOTAL INVESTMENT SECURITIES--96.5%
  (cost $551,626,549)                                                                       597,617,106
                                                                                       ----------------

REPURCHASE AGREEMENTS--4.3%
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.40%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount of $3,405,114
    and collateralized by $3,400,000 of United States
    Treasury Bonds, bearing interest at 5.38%, due
    02/15/31 and having an approximate value of
    $ 3,474,310                                                   $        3,405              3,405,000
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.40%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount of $415,014 and
    collateralized by $390,000 of United States
    Treasury Bonds, bearing interest at 6.00%, due
    02/15/26 and having an approximate value of
    $425,595                                                                 415                415,000
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.40%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount of $14,597,487
    and collateralized by $13,890,000 of United States
    Treasury Notes, bearing interest at 6.50%, due
    08/15/05 and having an approximate value of
    $14,892,066                                                           14,597             14,597,000

                                                                    PRINCIPAL
                                                                      AMOUNT                VALUE
                   SECURITY DESCRIPTION                           (IN THOUSANDS)           (NOTE 3)
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.40%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount of $8,460,282
    and collateralized by $7,960,000 of United States
    Treasury Notes, bearing interest at 5.88%, due
    11/15/05 and having an approximate value of $8,632,254            $    8,460       $      8,460,000
                                                                                       ----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $26,877,000)                                                                         26,877,000
                                                                                       ----------------
TOTAL INVESTMENTS
  (cost $578,503,549)(Note 7)                                              100.8%           624,494,106
Liabilities in excess of other assets                                       (0.8)            (5,192,602)
                                                                           -----       ----------------
NET ASSETS                                                                 100.0%      $    619,301,504
                                                                           =====       ================

----------
+ Non-income producing securities
(1) Fair valued security (Note 3)
ADR--American Depository Receipt

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                      GROSS
      CONTRACT           IN EXCHANGE           DELIVERY            UNREALIZED
     TO DELIVER              FOR                 DATE            (DEPRECIATION)
  ------------------------------------------------------------------------------
  USD 9,147,872        EUR 7,726,471          05/28/2004         $     (101,705)
  USD 12,136,809       EUR 10,255,360         05/28/2004               (140,173)
  USD 18,578,704       EUR 15,691,937         05/28/2004               (206,556)
                                                                 --------------
                                                                 $     (448,434)
                                                                 ==============

----------
EUR--Euro
USD--United States Dollar

See Notes to Financial Statements

FOCUSED 2000 VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                                            VALUE
                      SECURITY DESCRIPTION                              SHARES             (NOTE 3)
-------------------------------------------------------------------------------------------------------
COMMON STOCK--91.9%
APPAREL & TEXTILES--1.8%
  Jones Apparel Group, Inc.                                              218,300       $      7,989,780
                                                                                       ----------------
AUTOMOTIVE--3.2%
  Delphi Corp.                                                           555,300              5,664,060
  Superior Industries
    International, Inc.                                                  250,000              8,520,000
                                                                                       ----------------
                                                                                             14,184,060
                                                                                       ----------------
BANKS--3.2%
  Brookline Bancorp, Inc.                                                450,000              6,372,000
  Washington Federal, Inc.                                               350,000              8,176,000
                                                                                       ----------------
                                                                                             14,548,000
                                                                                       ----------------
BROADCASTING & MEDIA--3.3%
  R.H. Donnelley Corp.+                                                  158,100              7,160,349
  Valassis Communications,
    Inc.+                                                                249,900              7,721,910
                                                                                       ----------------
                                                                                             14,882,259
                                                                                       ----------------
BUSINESS SERVICES--5.2%
  BearingPoint, Inc.+                                                    707,900              7,093,158
  Genuine Parts Co.                                                      250,000              8,950,000
  Viad Corp.                                                             284,100              7,091,136
                                                                                       ----------------
                                                                                             23,134,294
                                                                                       ----------------
CHEMICALS--4.7%
  Georgia Gulf Corp.                                                     173,400              5,524,524
  Lubrizol Corp.                                                         250,000              7,950,000
  Spartech Corp.                                                         322,700              7,360,787
                                                                                       ----------------
                                                                                             20,835,311
                                                                                       ----------------
COMPUTER SOFTWARE--1.1%
  Pinnacle Systems, Inc.+                                                600,000              4,722,000
                                                                                       ----------------
ENERGY SERVICES--4.0%
  Alliant Energy Corp.                                                   437,400             10,873,764
  ENSCO International, Inc.                                              249,200              6,820,604
                                                                                       ----------------
                                                                                             17,694,368
                                                                                       ----------------
ENERGY SOURCES--4.6%
  Forest Oil Corp.+                                                      250,000              6,562,500
  Sunoco, Inc.                                                           110,900              6,975,610
  Tom Brown, Inc.+                                                       150,000              7,182,000
                                                                                       ----------------
                                                                                             20,720,110
                                                                                       ----------------
FINANCIAL SERVICES--3.5%
  Apollo Investment Corp.+                                               307,300              4,225,375
  CIT Group, Inc.                                                        151,000              5,189,870
  Westcorp, Inc.                                                         145,100              6,398,910
                                                                                       ----------------
                                                                                             15,814,155
                                                                                       ----------------
FOOD, BEVERAGE & TOBACCO--4.2%
  American Italian Pasta Co., Class A                                    180,000              5,572,800
  Loews Corp. - Carolina Group                                           211,400              5,547,136
  Smithfield Foods, Inc.+                                                296,500              7,886,900
                                                                                       ----------------
                                                                                             19,006,836
                                                                                       ----------------
FOREST PRODUCTS--1.6%
  Rayonier, Inc.                                                         187,838              7,325,682
                                                                                       ----------------
HEALTH SERVICES--3.0%
  Province Healthcare Co.+                                               350,000       $      5,596,500
  Tenet Healthcare Corp.+                                                663,300              7,800,408
                                                                                       ----------------
                                                                                             13,396,908
                                                                                       ----------------
HOUSING & HOUSEHOLD DURABLES--1.7%
  Beazer Homes USA, Inc.                                                  75,700              7,452,665
                                                                                       ----------------
INSURANCE--9.3%
  Allmerica Financial Corp.+                                             220,200              7,654,152
  Assured Guaranty, Ltd.+                                                402,250              7,119,825
  Mercury General Corp.                                                   95,300              4,859,347
  Old Republic International Corp.                                       310,000              7,198,200
  Radian Group, Inc.                                                     170,300              7,920,653
  White Mountains Insurance Group, Ltd.                                   13,600              7,004,000
                                                                                       ----------------
                                                                                             41,756,177
                                                                                       ----------------
INTERNET CONTENT--1.8%
  Earthlink, Inc.+                                                       874,800              8,056,908
                                                                                       ----------------
INTERNET SOFTWARE--3.6%
  Internet Security Systems, Inc.+                                       370,000              4,917,300
  Networks Associates, Inc.+                                             410,785              6,441,109
  Verity, Inc.+                                                          400,000              4,960,000
                                                                                       ----------------
                                                                                             16,318,409
                                                                                       ----------------
LEISURE & TOURISM--2.8%
  AirTran Holdings, Inc.+                                                361,300              4,411,473
  Mandalay Resort Group                                                  142,500              8,186,625
                                                                                       ----------------
                                                                                             12,598,098
                                                                                       ----------------
MACHINERY--2.5%
  Global Power Equipment
    Group, Inc.+                                                         675,000              4,887,000
  Joy Global, Inc.                                                       240,000              6,300,000
                                                                                       ----------------
                                                                                             11,187,000
                                                                                       ----------------
MEDICAL PRODUCTS--1.4%
  Edwards Lifesciences Corp.+                                            186,100              6,413,006
                                                                                       ----------------
MULTI-INDUSTRY--1.8%
  Federal Signal Corp.                                                   435,600              7,927,920
                                                                                       ----------------
PHARMACEUTICALS--1.7%
  Express Scripts, Inc., Class A+                                        100,700              7,788,138
                                                                                       ----------------
REAL ESTATE COMPANIES--2.9%
  LNR Property Corp.                                                     114,800              5,765,256
  MI Developments, Inc.                                                  280,200              7,229,160
                                                                                       ----------------
                                                                                             12,994,416
                                                                                       ----------------
REAL ESTATE INVESTMENT TRUSTS--4.3%
  American Financial Realty
    Trust                                                                430,000              6,364,000
  Home Properties, Inc.                                                  200,000              7,468,000
  Ventas, Inc.                                                           244,200              5,394,378
                                                                                       ----------------
                                                                                             19,226,378
                                                                                       ----------------

                                                                     SHARES/
                                                                    PRINCIPAL
                                                                      AMOUNT                VALUE
                   SECURITY DESCRIPTION                           (IN THOUSANDS)           (NOTE 3)
-------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RETAIL--8.1%
  Big Lots, Inc.+                                                        450,000       $      6,372,000
  BJ's Wholesale Club, Inc.+                                             311,600              7,550,068
  Hollywood Entertainment Corp.+                                         461,000              6,205,060
  J. C. Penney Co., Inc.                                                 281,200              9,521,432
  SUPERVALU, Inc.                                                        215,000              6,619,850
                                                                                       ----------------
                                                                                             36,268,410
                                                                                       ----------------
TELECOMMUNICATIONS--1.7%
  CenturyTel, Inc.                                                       262,200              7,572,336
                                                                                       ----------------
TRANSPORTATION--4.9%
  CSX Corp.                                                              271,200              8,342,112
  Laidlaw International, Inc.+                                           500,000              6,930,000
  Teekay Shipping Corp.                                                  106,100              6,450,880
                                                                                       ----------------
                                                                                             21,722,992
                                                                                       ----------------
TOTAL INVESTMENT SECURITIES--91.9%
  (cost $366,806,799)                                                                       411,536,616
                                                                                       ----------------
SHORT-TERM SECURITIES--5.2%
  Federal Home Loan Bank Cons. Disc. Notes
  0.85% due 05/03/04 (cost $23,198,905)                             $     23,200             23,198,905
                                                                                       ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT                VALUE
                   SECURITY DESCRIPTION                           (IN THOUSANDS)           (NOTE 3)
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.5%
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.35%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount of $8,760,690
    and collateralized by $8,385,000 of United States
    Treasury Notes, bearing interest at 4.63%, due
    05/15/06 and having an approximate value of $8,936,314            $    8,760       $      8,760,434
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.85%, dated 04/30/04, to be
    repurchased 05/03/04 in the amount of $6,719,476
    and collateralized by $6,335,000 of United States
    Treasury Notes, bearing interest at 5.75%, due
    11/15/05 and having an approximate value of $6,855,496                 6,719              6,719,000
                                                                                       ----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $15,479,434)                                                                         15,479,434
                                                                                       ----------------
TOTAL INVESTMENTS
  (cost $405,485,138)(Note 7)                                              100.6%           450,214,955
Liabilities in excess of other
  assets                                                                    (0.6)            (2,602,515)
                                                                           -----       ----------------
NET ASSETS                                                                 100.0%      $    447,612,440
                                                                           =====       ================

----------
+ Non-income producing securities

See Notes to Financial Statements

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                                            VALUE
      SECURITY DESCRIPTION                                              SHARES             (NOTE 3)
-------------------------------------------------------------------------------------------------------
COMMON STOCK--93.6%
BANKS--2.9%
  Washington Mutual, Inc.                                                327,500       $     12,900,225
                                                                                       ----------------
BROADCASTING & MEDIA--5.8%
  Liberty Media Corp., Class A+                                        1,049,000             11,476,060
  Time Warner, Inc.+                                                     831,500             13,985,830
                                                                                       ----------------
                                                                                             25,461,890
                                                                                       ----------------
COMMUNICATION EQUIPMENT--4.0%
  QUALCOMM, Inc.                                                         282,908             17,670,434
                                                                                       ----------------
COMPUTERS & BUSINESS EQUIPMENT--2.5%
  Hewlett-Packard Co.                                                    550,500             10,844,850
                                                                                       ----------------
COMPUTER SOFTWARE--7.5%
  Electronic Arts, Inc.+                                                 339,412             17,181,035
  First Data Corp.                                                       348,000             15,795,720
                                                                                       ----------------
                                                                                             32,976,755
                                                                                       ----------------
ELECTRONICS--6.6%
  Samsung Electronics Co., Ltd.                                           33,000             15,557,233
  Sharp Corp.(1)                                                         763,000             13,607,816
                                                                                       ----------------
                                                                                             29,165,049
                                                                                       ----------------
ENERGY SOURCES--2.9%
  Exxon Mobil Corp.                                                      302,700             12,879,885
                                                                                       ----------------
FINANCIAL SERVICES--12.1%
  Citigroup, Inc.                                                        280,200             13,474,818
  E*TRADE Financial Corp.+                                             1,063,600             12,082,496
  Fannie Mae                                                             196,700             13,517,224
  SLM Corp.                                                              360,285             13,802,518
                                                                                       ----------------
                                                                                             52,877,056
                                                                                       ----------------
FOOD, BEVERAGE & TOBACCO--1.5%
  Anheuser-Busch Cos., Inc.                                              124,000              6,353,760
                                                                                       ----------------
HEALTH SERVICES--4.2%
  UnitedHealth Group, Inc.                                               297,732             18,304,563
                                                                                       ----------------
HOUSING & HOUSEHOLD DURABLES--3.6%
  Lennar Corp., Class A                                                  333,628             15,630,472
                                                                                       ----------------
INSURANCE--3.1%
  Marsh & McLennan Cos., Inc.                                            304,700             13,741,970
                                                                                       ----------------
INTERNET CONTENT--2.7%
  InterActiveCorp+                                                       366,600             11,683,542
                                                                                       ----------------
MACHINERY--3.4%
  Caterpillar, Inc.                                                      191,814             14,909,702
                                                                                       ----------------
MEDICAL PRODUCTS--3.5%
  Boston Scientific Corp.+                                               372,608             15,347,724
                                                                                       ----------------
PHARMACEUTICALS--14.5%
  Bristol-Myers Squibb Co.                                               567,000             14,231,700
  Genentech, Inc.+                                                       176,587             21,684,884
  Merck & Co., Inc.                                                      295,700             13,897,900
  Pfizer, Inc.                                                           392,300             14,028,648
                                                                                       ----------------
                                                                                             63,843,132
                                                                                       ----------------
RETAIL--6.5%
  Gap, Inc.                                                              723,000             15,913,230
  Home Depot, Inc.                                                       356,500             12,545,235
                                                                                       ----------------
                                                                                             28,458,465
                                                                                       ----------------

                                                                     SHARES/
                                                                    PRINCIPAL
                                                                      AMOUNT                VALUE
             SECURITY DESCRIPTION                                 (IN THOUSANDS)           (NOTE 3)
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--6.3%
  ALLTEL Corp.                                                           292,000       $     14,699,280
  Nextel Communications, Inc.,
    Class A+                                                             540,000             12,884,400
                                                                                       ----------------
                                                                                             27,583,680
                                                                                       ----------------
TOTAL INVESTMENT SECURITIES--93.6%
  (cost $352,662,665)                                                                       410,633,154
                                                                                       ----------------
REPURCHASE AGREEMENTS--7.0%
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.35%, dated 04/30/04, to be repurchased
    05/03/04 in the amount of $14,293,417 and collateralized
    by $13,690,000 of United States Treasury Notes, bearing
    interest at 5.50%, due 02/15/06 and having an approximate
    value of $14,582,698                                         $        14,293             14,293,000
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.35%, dated 04/30/04, to be repurchased
    05/03/04 in the amount of $3,317,097 and collateralized
    by $2,540,000 of United States Treasury Bonds, bearing
    interest at 8.13%, due 08/15/19 and having an approximate
    value of $3,383,813                                                    3,317              3,317,000
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.35%, dated 04/30/04, to be repurchased
    05/03/04 in the amount of $13,194,385 and collateralized
    by $10,255,000 of United States Treasury Bonds, bearing
    interest at 7.88%, due 02/15/21 and having an approximate
    value of $13,461,041                                                  13,194             13,194,000
                                                                                       ----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $30,804,000)                                                                         30,804,000
                                                                                       ----------------
TOTAL INVESTMENTS
  (cost $383,466,665)(Note 7)                                              100.6%           441,437,154
Liabilities in excess of
  other assets                                                              (0.6)            (2,515,592)
                                                                 ---------------      ----------------
NET ASSETS                                                                 100.0%      $    438,921,562
                                                                 ===============       ================

----------
+ Non-income producing securities
(1) Fair valued security (Note 3)

See Notes to Financial Statements

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                                            VALUE
      SECURITY DESCRIPTION                                              SHARES             (NOTE 3)
-------------------------------------------------------------------------------------------------------
COMMON STOCK--94.6%
IRELAND--4.3%
  Bank Of Ireland BN (Finance)(1)                                        618,500       $      7,503,740
                                                                                       ----------------
AUSTRALIA--3.7%
  Australia & New Zealand Banking Group, Ltd. (Finance)(1)               482,800              6,457,811
                                                                                       ----------------
CANADA--2.9%
  Coolbrands International, Inc. (Consumer Staples)+                     301,900              4,963,252
                                                                                       ----------------
FINLAND--2.8%
  Metso Corp. (Industrial & Commercial)(1)                               402,500              4,931,159
                                                                                       ----------------
FRANCE--8.6%
  Aventis SA (Healthcare)(1)+                                             61,900              4,698,584
  Societe Generale (Finance)(1)                                           66,000              5,468,449
  Vivendi Universal SA (Information & Entertainment)(1)+                 191,900              4,765,988
                                                                                       ----------------
                                                                                             14,933,021
                                                                                       ----------------
GERMANY--10.5%
  Pfeiffer Vacuum Technology AG (Industrial & Commercial)(1)             107,100              4,281,680
  Siemens AG (Multi-industry)(1)                                          68,000              4,879,936
  ThyssenKrupp AG (Materials)(1)                                         301,200              5,197,007
  E.ON AG (Utilities)(1)                                                  59,000              3,897,087
                                                                                       ----------------
                                                                                             18,255,710
                                                                                       ----------------
HUNGARY--3.6%
  OTP Bank Rt. GDR (Finance)(1)+                                         165,000              6,232,653
                                                                                       ----------------
JAPAN--19.4%
  Jaccs Co (Finance)(1)                                                1,000,000              6,181,916
  Nissan Motor Co., Ltd. (Consumer Discretionary)(1)                     572,300              6,280,935
  Seiko Epson Corp. (Information Technology)(1)                          138,100              5,350,606
  Softbank Corp. (Information Technology)(1)                             118,700              5,281,694
  Takeda Chemical Industries, Ltd. (Healthcare)(1)                       164,700              6,589,377
  TDK Corp. (Information Technology)(1)                                   56,000              3,944,594
                                                                                       ----------------
                                                                                             33,629,122
                                                                                       ----------------
MEXICO--3.1%
  Grupo Televisa SA de CV Sponsored ADR (Information &
   Entertainment)                                                        121,200              5,283,108
                                                                                       ----------------
SPAIN--6.0%
  Repsol YPF SA (Energy)(1)                                              244,800              5,132,254
  Telefonica SA (Information Technology)(1)                              361,400              5,339,611
                                                                                       ----------------
                                                                                             10,471,865
                                                                                       ----------------
SWEDEN--2.9%
  Ericsson LM Telecommunications Co., Class B (Information
    Technology)(1)+                                                    1,890,800              5,040,947
                                                                                       ----------------
SWITZERLAND--3.3%
  Novartis AG (Healthcare)(1)+                                           130,100              5,779,605
                                                                                       ----------------

                                                                     SHARES/
                                                                    PRINCIPAL
                                                                     AMOUNT                 VALUE
           SECURITY DESCRIPTION                                   (IN THOUSANDS)           (NOTE 3)
-------------------------------------------------------------------------------------------------------
UNITED KINGDOM--23.5%
  Diageo, PLC (Consumer Staples)(1)                                      502,800       $      6,743,912
  Enodis, PLC (Industrial & Commercial)(1)                             2,930,900              4,792,439
  Galen Holdings PLC (Healthcare)(1)                                     351,600              4,970,632
  GlaxoSmithKline, PLC (Healthcare)(1)                                   347,100              7,181,265
  Kingfisher PLC (Consumer Discretionary)(1)                           1,071,300              5,370,295
  Royal Bank of Scotland Group, PLC (Finance)(1)                         215,500              6,462,683
  Vodafone Group, PLC (Information Technology)(1)                      2,195,600              5,312,069
                                                                                       ----------------
                                                                                             40,833,295
                                                                                       ----------------
TOTAL INVESTMENT SECURITIES--94.6%
  (cost $153,407,171)                                                                       164,315,288
                                                                                       ----------------
SHORT-TERM SECURITIES--1.6%
  Student Loan Marketing Disc. Notes 1.00% due 5/03/04
    (cost $2,839,858)                                            $         2,840              2,839,858
                                                                                       ----------------
REPURCHASE AGREEMENTS--2.9%
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.35%, dated 04/30/04, to be repurchased
    05/03/04 in the amount of $3,676,107 and collateralized
    by $2,625,000 of United States Treasury Bonds, bearing
    interest at 8.75%, due 03/15/20 and having an approximate
    value of $3,755,359                                                    3,676              3,676,000
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.35%, dated 04/30/04, to be repurchased
    05/03/04 in the amount of $1,277,037 and collateralized
    by $1,215,000 of United States Treasury Notes, bearing
    interest at 6.50%, due 08/15/05 and having an approximate
    value of $1,302,654                                                    1,277              1,277,000
                                                                                       ----------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,953,000)                                                                           4,953,000
                                                                                       ----------------
TOTAL INVESTMENTS
  (cost $161,200,029)(Note 7)                                               99.1%           172,108,146
Other assets less liabilities                                                0.9              1,557,608
                                                                 ---------------       ----------------
NET ASSETS                                                                 100.0%      $    173,665,754
                                                                 ===============       ================

----------
+ Non-income producing securities
(1) Fair valued securities (Note 3)
ADR--American Depository Receipt
GDR--Global Depository Receipt

See Notes to Financial Statements.

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                                            VALUE
      SECURITY DESCRIPTION                                              SHARES             (NOTE 3)
-------------------------------------------------------------------------------------------------------
COMMON STOCK--95.6%
BROADCASTING & MEDIA--6.6%
  Getty Images, Inc.+                                                     59,500       $      3,248,700
  Time Warner, Inc.+                                                     168,100              2,827,442
                                                                                       ----------------
                                                                                              6,076,142
                                                                                       ----------------
COMMUNICATION EQUIPMENT--10.3%
  Andrew Corp.+                                                          142,000              2,406,900
  Avaya, Inc.+                                                           190,000              2,599,200
  Comverse Technology, Inc.+                                             135,400              2,215,144
  Scientific-Atlanta, Inc.                                                67,000              2,170,130
                                                                                       ----------------
                                                                                              9,391,374
                                                                                       ----------------
COMPUTERS & BUSINESS EQUIPMENT--3.5%
  Dell, Inc.+                                                             91,000              3,158,610
                                                                                       ----------------
COMPUTER SOFTWARE--26.5%
  Cisco Systems, Inc.+                                                   120,000              2,504,400
  Cognos, Inc.+                                                          100,000              3,153,000
  Electronic Arts, Inc.+                                                  61,500              3,113,130
  EMC Corp.+                                                             230,000              2,566,800
  Microsoft Corp.                                                         69,300              1,799,721
  NCR Corp.+                                                              95,600              4,272,364
  Red Hat, Inc.+                                                         185,000              4,201,350
  Siebel Systems, Inc.+                                                  259,300              2,665,604
                                                                                       ----------------
                                                                                             24,276,369
                                                                                       ----------------
EDUCATION--3.8%
  Career Education Corp.+                                                 55,000              3,520,000
                                                                                       ----------------
ELECTRONICS--8.5%
  Flextronics International, Ltd.+                                       192,000              3,091,200
  Samsung Electronics Co., Ltd. GDR+*                                     11,510              2,707,728
  Xilinx, Inc.+                                                           58,000              1,950,540
                                                                                       ----------------
                                                                                              7,749,468
                                                                                       ----------------
FINANCIAL SERVICES--3.4%
  E*TRADE Financial Corp.+                                               273,000              3,101,280
                                                                                       ----------------
INTERNET CONTENT--20.4%
  eBay, Inc.+                                                             45,000              3,591,900
  Equinix, Inc.+                                                         109,000              3,203,510
  HomeStore, Inc.+                                                       627,300              3,011,040
  Sina Corp.+                                                             74,800              2,131,800
  Yahoo!, Inc.+                                                          132,520              6,686,959
                                                                                       ----------------
                                                                                             18,625,209
                                                                                       ----------------
INTERNET SOFTWARE--6.5%
  Networks Associates, Inc.+                                             189,190              2,966,499
  Symantec Corp.+                                                         66,000              2,973,300
                                                                                       ----------------
                                                                                              5,939,799
                                                                                       ----------------
TELECOMMUNICATIONS--6.1%
  Motorola, Inc.                                                         173,000              3,157,250
  NII Holdings, Inc.+                                                     70,000              2,450,000
                                                                                       ----------------
                                                                                              5,607,250
                                                                                       ----------------
TOTAL INVESTMENT SECURITIES--95.6%
  (cost $78,683,584)                                                                         87,445,501
                                                                                       ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT                VALUE
        SECURITY DESCRIPTION                                     (IN THOUSANDS)            (NOTE 3)
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.6%
  State Street Bank & Trust Co., Joint Repurchase Agreement
    (See Note 3)                                                 $           221       $        221,000
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.40%, dated 04/30/04, to be repurchased
    05/03/04 in the amount of $3,531,118 and collateralized
    by $2,990,000 of United States Treasury Bonds, bearing
    interest at 6.88%, due 08/15/25 and having an
    approximate value of $3,601,856                                        3,531              3,531,000
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.40%, dated 04/30/04, to be repurchased
    05/03/04 in the amount of $405,014 and collateralized by
    $390,000 of United States Treasury Notes, bearing interest at 4.63%, due 05/15/06 and having an approximate value of
    $415,643                                                                 405                405,000
                                                                                       ----------------
TOTAL REPURCHASE AGREEMENTS
  (cost $4,157,000)                                                                           4,157,000
                                                                                       ----------------
TOTAL INVESTMENTS
  (cost $82,840,584)(Note 7)                                               100.2%            91,602,501
Liabilities in excess of other assets                                       (0.2)              (170,787)
                                                                           -----       ----------------
NET ASSETS                                                                 100.0%      $     91,431,714
                                                                           =====       ================

----------
+ Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the aggregate value of these securities was $2,707,728, representing 3.0% of net assets.
GDR--Global Depository Receipt

See Notes to Financial Statements

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

                                                                                            VALUE
      SECURITY DESCRIPTION                                              SHARES             (NOTE 3)
-------------------------------------------------------------------------------------------------------
COMMON STOCK--99.7%
AUTOMOTIVE--5.9%
  General Motors Corp.                                                   133,578       $      6,334,269
  Johnson Controls, Inc.                                                 124,131              6,809,827
                                                                                       ----------------
                                                                                             13,144,096
                                                                                       ----------------
BUSINESS SERVICES--10.8%
  Avery Dennison Corp.                                                   128,735              8,268,649
  Bemis Co., Inc.                                                        290,962              7,858,884
  Genuine Parts Co.                                                      216,502              7,750,771
                                                                                       ----------------
                                                                                             23,878,304
                                                                                       ----------------
CHEMICALS--6.0%
  du pont (E.I.) de Nemours & Co.                                        156,318              6,713,858
  Rohm and Haas Co.                                                      168,231              6,523,998
                                                                                       ----------------
                                                                                             13,237,856
                                                                                       ----------------
COMPUTER SOFTWARE--3.6%
  Automatic Data Processing, Inc.                                        182,523              7,996,333
                                                                                       ----------------
CONGLOMERATE--3.2%
  General Electric Co.                                                   232,854              6,973,977
                                                                                       ----------------
ELECTRONICS--3.0%
  Emerson Electric Co.                                                   110,365              6,646,180
                                                                                       ----------------
ENERGY SOURCES--3.4%
  Exxon Mobil Corp.                                                      175,841              7,482,035
                                                                                       ----------------
FINANCIAL SERVICES--6.5%
  Citigroup, Inc.                                                        147,700              7,102,893
  J.P. Morgan Chase & Co.                                                195,444              7,348,694
                                                                                       ----------------
                                                                                             14,451,587
                                                                                       ----------------
FOOD, BEVERAGE & TOBACCO--20.6%
  Altria Group, Inc.                                                     132,391              7,331,813
  Anheuser-Busch Cos., Inc.                                              136,690              7,003,996
  Brown-Forman Corp., Class B                                            153,236              7,180,639
  ConAgra Foods, Inc.                                                    272,818              7,881,712
  McCormick & Co., Inc.                                                  241,419              8,246,873
  Wm. Wrigley Jr. Co.                                                    128,651              7,937,767
                                                                                       ----------------
                                                                                             45,582,800
                                                                                       ----------------
HOUSEHOLD PRODUCTS--7.2%
  Clorox Co.                                                             147,120              7,617,874
  Colgate-Palmolive Co.                                                  143,317              8,295,188
                                                                                       ----------------
                                                                                             15,913,062
                                                                                       ----------------
MEDICAL PRODUCTS--4.0%
  Becton Dickinson & Co.                                                 172,576              8,723,717
                                                                                       ----------------
PHARMACEUTICALS--12.6%
  Abbott Laboratories                                                    153,599              6,761,428
  Bristol-Myers Squibb Co.                                               251,699              6,317,645
  Merck & Co., Inc.                                                      157,211              7,388,917
  Pfizer, Inc.                                                           203,969              7,293,931
                                                                                       ----------------
                                                                                             27,761,921
                                                                                       ----------------
RETAIL STORES--7.0%
  Albertson's, Inc.                                                      318,496              7,440,066
  Sherwin-Williams Co.                                                   209,097              7,956,141
                                                                                       ----------------
                                                                                             15,396,207
                                                                                       ----------------

                                                                     SHARES/
                                                                    PRINCIPAL
                                                                      AMOUNT                VALUE
            SECURITY DESCRIPTION                                  (IN THOUSANDS)           (NOTE 3)
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--5.9%
  AT&T Corp                                                              357,134       $      6,124,848
  SBC Communications, Inc.                                               274,496              6,834,951
                                                                                       ----------------
                                                                                             12,959,799
                                                                                       ----------------
TOTAL INVESTMENT SECURITIES--99.7%
  (cost $202,101,088)                                                                       220,147,874
                                                                                       ----------------
REPURCHASE AGREEMENTS--0.6%
  State Street Bank & Trust Co. Joint Repurchase Agreement
    (Note 3)(cost $1,402,000)                                    $         1,402              1,402,000
                                                                                       ----------------
TOTAL INVESTMENTS
  (cost $203,503,088)(Note 7)                                              100.3%           221,549,874
Liabilities in excess of other assets                                       (0.3)              (580,067)
                                                                 ---------------       ----------------
NET ASSETS                                                                 100.0%      $    220,969,807
                                                                 ===============       ================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)


NOTE 1. ORGANIZATION

SunAmerica Focused Series, Inc., formerly SunAmerica Style Select, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. ("SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund issues separate series of shares (each, a "Portfolio"). The assets of each Portfolio are normally allocated among at least three investment advisors (each, an "Advisor"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets.

Effective November 8, 2002, the following Asset Allocation Strategy Portfolios ("Strategy Portfolios") were added to the Fund: Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy.

The investment objective for each of the Portfolios is as follows:

FOCUSED EQUITY STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 80% - 100% in domestic equity mutual funds, up to 20% in foreign equity mutual funds and up to 5% in bond funds.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 70% in domestic equity mutual funds, 10% in foreign equity mutual funds and 20% in bond funds.

FOCUSED BALANCED STRATEGY PORTFOLIO seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 35% - 75% in domestic equity mutual funds, up to 15% in foreign equity mutual funds and 25% - 50% in bond funds.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 15% - 50% in domestic equity mutual funds, up to 10% in foreign equity mutual funds and 50% - 80% in bond funds.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO seeks current income through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests up to 20% in domestic equity mutual funds, up to 5% in foreign equity mutual funds and 80% - 100% in bond funds.

FOCUSED LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

FOCUSED 2000 GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Growth Index.

FOCUSED LARGE-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

FOCUSED 2000 VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Value Index.

FOCUSED GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisors believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Advisor may emphasize either a growth orientation or a value orientation at any particular time.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in countries throughout the world and selected without regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

FOCUSED TECHNOLOGY PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Advisors believe will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in such securities.

FOCUSED DIVIDEND STRATEGY PORTFOLIO seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market.

The Strategy Portfolios invest in various SunAmerica mutual funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

CLASSES OF SHARES: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--   Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the Focused International Equity
                   Portfolio, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days prior to the date of such redemption.
                   An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the Focused International
                   Equity Portfolio that were purchased within ninety (90) days prior to the date of such exchange.

Class B shares--   Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class
                   A shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class
                   A shares.

Class C shares--   Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.
                   Effective February 23, 2004, Class II shares were redesignated as Class C shares.

Class I shares--   Offered at net asset value per share exclusively for sale to certain institutions.

Class X shares--   Offered at net asset value per share exclusively to certain group plans.

Class Z shares--   Offered at net asset value per share exclusively for sale to
                   SunAmerica affiliated companies' retirement plans.

As of August 1, 2003, Class Z shares of Focused Multi-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio and Focused Technology Portfolio are no longer being offered for sale.

As of February 23, 2004, Class I shares of the Multi-Cap Value Fund are no longer being offered for sale.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class X and Class Z. Only Class B shares and Class C shares of the Strategy Portfolios make distribution fee payments.

INDEMNIFICATION: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 2. FUND MERGERS

Pursuant to a plan of reorganization approved by the shareholders of the SunAmerica Strategic Investment Series, Inc. SunAmerica Aggressive Growth LifeStage Fund, SunAmerica Moderate Growth LifeStage Fund, SunAmerica Conservative Growth LifeStage Fund and SunAmerica Equity Funds Focused Dividend Strategy Portfolio (referred to herein as the "Prior Focused Dividend Strategy Portfolio) on January 30, 2004 all the assets and liabilities of the determined SunAmerica Strategic Investment Series, Inc. and SunAmerica Equity Funds were transferred in a tax-free exchange to a determined SunAmerica Focused Series, Inc. Portfolio. Except for the Focused Dividend Strategy Portfolio, the SunAmerica Focused Portfolios are the surviving entities in conjunction with the reorganizations. The Focused Dividend Strategy Portfolio adopted the prior financial and performance record of the prior Focused Dividend Strategy Portfolio. The details of the reorganizations, which were consummated on February 23, 2004, are set forth below.

The Focused Equity Strategy Portfolio acquired all of the assets and liabilities of the SunAmerica Aggressive Growth LifeStage Fund. Class A, Class B, Class C and Class I shares of the SunAmerica Aggressive Growth LifeStage Fund were exchanged, tax free for Class A, Class B, Class C and Class I shares of Focused Equity Strategy Portfolio, respectively. The Focused Balanced Strategy Portfolio acquired all of the assets and liabilities of the SunAmerica Moderate Growth LifeStage Fund and the SunAmerica Conservative Growth LifeStage Fund. Class A, Class B, Class C and Class I shares of the SunAmerica Moderate Growth LifeStage Fund and SunAmerica Conservative Growth Lifestage Fund were exchanged, tax free for Class A, Class B, Class C and Class I shares of Focused Balanced Strategy Portfolio, respectively.

Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of Focused Equity Strategy Portfolio prior to merger                                    $ 354,084,991
Net assets of SunAmerica Aggressive Growth LifeStage Fund prior to merger                          $  26,230,199
                                                                                                   -------------
Aggregate net assets of Focused Equity Strategy Portfolio following acquisition                    $ 380,315,190
                                                                                                   -------------
Unrealized appreciation (depreciation) in SunAmerica Aggressive Growth LifeStage Fund                         --

Net assets of Focused Balanced Strategy Portfolio prior to merger                                  $ 307,179,095
Net assets of SunAmerica Moderate Growth LifeStage Fund prior to merger                            $  40,081,061
Net assets of SunAmerica Conservative Growth LifeStage Fund prior to merger                        $  24,946,412
                                                                                                   -------------
Aggregate net assets of Focused Balanced Strategy Portfolio following acquisition                  $ 372,206,568
                                                                                                   -------------
Unrealized appreciation (depreciation)in SunAmerica Moderate Growth LifeStage Fund                            --
Unrealized appreciation (depreciation)in SunAmerica Conservative Growth LifeStage Fund             $     188,747

Effective February 23, 2004, the SunAmerica Equity Funds Focused Dividend Strategy Portfolio was reorganized into SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, a newly created Portfolio in the SunAmerica Focused Series, Inc. The Focused Dividend Strategy Portfolio changed its fiscal year end from September 30 to October 31.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. The investments of the Strategy Portfolios and other mutual funds held are valued at the closing net asset value per share of each underlying Fund. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For equity securities, the Fund uses an outsides pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated investment companies. The Portfolios, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of April 30, 2004, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                                                      PERCENTAGE    PRINCIPAL
PORTFOLIO                                                                              INTEREST       AMOUNT
---------                                                                            ------------  ------------
Focused Multi-Cap Growth Portfolio                                                       0.80%     $    863,000
Focused Technology Portfolio                                                             0.20           221,000
Focused Dividend Strategy Portfolio                                                      1.30         1,402,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated April 30, 2004, bearing interest at a rate of 0.88% per annum, with a principal amount of $107,969,000, a repurchase price of $107,976,918 and a maturity date of May 3, 2004. The repurchase agreement is collateralized by the following:

                                                           INTEREST RATE/  MATURITY   PRINCIPAL       MARKET
                   TYPE OF COLLATERAL                      DISCOUNT YIELD    DATE      AMOUNT         VALUE
---------------------------------------------------------  --------------  --------  ------------  ------------
U.S. Treasury Note                                             10.38%      11/15/09  $  7,440,000  $  8,133,594
U.S. Treasury Note                                              1.88       12/31/05    20,365,000    20,402,838
U.S. Treasury Bill                                              2.00       11/30/04    60,450,000    61,207,137
U.S. Treasury Note                                              1.88       12/31/05    20,365,000    20,402,838

In addition, at April 30, 2004, the following Portfolio held an undivided interest in a joint repurchase aggreement with UBS Warburg, LLC:

                                                                                      PERCENTAGE    PRINCIPAL
                                                                                       INTEREST      AMOUNT
                                                                                     ------------  ------------
Focused Large-Cap Value Portfolio                                                        3.65%     $  5,595,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated April 30, 2004, bearing interest at a rate of 0.92% per annum, with a principal amount of $153,145,000 a repurchase price of $153,156,741, and a maturity date of May 3, 2004. The repurchase agreement is collateralized by the following:

                                                                           MATURITY   PRINCIPAL       MARKET
                   TYPE OF COLLATERAL                      INTEREST RATE     DATE      AMOUNT         VALUE
---------------------------------------------------------  --------------  --------  ------------  ------------
U.S. Treasury Bond                                              8.13%      08/15/21  $ 50,000,000  $ 67,151,786
U.S. Treasury Bond                                              7.13       02/15/23    50,000,000    61,450,893
U.S. Treasury Bond                                              7.50       11/15/24    21,178,000    27,687,940

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of AIG SunAmerica Mutual Funds including Funds investing in fixed income securities. Distributions from income from underlying funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accrete all discounts on fixed income securities. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or capital gains earned or repatriated.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Fixed Income Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Strategy Portfolios reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges that do not result in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

For the period ended April 30, 2004, transactions in written option contracts were as follows:

                                                        FOCUSED MULTI-CAP GROWTH         FOCUSED TECHNOLOGY
                                                                PORTFOLIO                     PORTFOLIO
                                                       ---------------------------   ---------------------------
                                                        CONTRACTS        AMOUNT       CONTRACTS        AMOUNT
                                                       ------------   ------------   ------------   ------------
Written option contracts as of 10/31/03                          --   $         --             --   $         --
Options written during the period                            (4,220)      (868,876)        (1,880)      (401,862)
Written options closed during the period                      4,220        900,915          1,880        342,764
Net realized gain (loss) on written options closed               --        (32,039)            --         59,098
                                                       ------------   ------------   ------------   ------------
Written option contracts as of 04/30/04                          --             --             --             --
                                                       ============   ============   ============   ============

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:
1.00% of the average daily net assets of the Focused Multi-Cap Growth, Focused 2000 Growth, Focused Large-Cap Value, Focused Multi-Cap Value, Focused 2000 Value, Focused Growth and Income Portfolios; 0.85% of the average daily net assets of the Focused Large-Cap Growth Portfolio; 1.25% of the average daily net assets of the Focused International Equity Portfolio and the Focused Technology Portfolio; 0.75% of the daily net assets of the Focused Dividend Strategy Portfolio; and 0.10% for the Strategy Portfolios.

Except for the Strategy Portfolios which are advised by SunAmerica, the organizations described below act as Investment Advisors to the Fund, pursuant to Subadvisory Agreements with SunAmerica. Under the Subadvisory Agreements, the Subadvisors manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following Subadvisors are independent of SunAmerica (with the exception of the Focused Multi-Cap Growth and Focused Technology for which SunAmerica acts as an Advisor) and discharges its responsibilities subject to the policies of the Board of Directors and the oversight and supervision of SunAmerica, which pays the Subadvisors' fees.

Focused Large-Cap Growth Portfolio
      Fred Alger Management, Inc.
      Salomon Brothers Asset Management, Inc.
      Marsico Capital Management LLC

Focused Multi-Cap Growth Portfolio
      Credit Suisse Asset Management, LLC
      Janus Capital Management LLC
      AIG SunAmerica Asset Management Corp.

Focused 2000 Growth Portfolio
      BAMCO, Inc.
      Deutsche Asset Management, Inc.
      Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
      Dreman Value Management, LLC
      Harris Associates L.P.
      Wellington Management Company LLP

Focused Multi-Cap Value Portfolio
      American Century Investment Management, Inc.
      Third Avenue Management, LLC
      JP Morgan Fleming Asset Management, Inc.

Focused 2000 Value Portfolio
      Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company)
      Hotchkis and Wiley Capital Management, Inc.
      Boston Partners Asset Management L.P.

Focused Growth and Income Portfolio
      Thornburg Investment Management, Inc.
      Marsico Capital Management, LLC
      Harris Associates L.P.

Focused International Equity Portfolio
      Massachusetts Financial Services Company
      Harris Associates L.P.
      The Boston Company Asset Management, LLC

Focused Technology Portfolio
      Dresdner RCM Global Investors LLC
      AIG SunAmerica Asset Management Corp.
      BAMCO, Inc.

Each Advisor is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Advisor. For the six months ended April 30, 2004, SunAmerica paid the Advisors for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio:

PORTFOLIO
---------
Focused Large-Cap Growth                                                    0.40%
Focused Multi-Cap Growth                                                    0.37%
Focused 2000 Growth                                                         0.57%
Focused Large-Cap Value                                                     0.47%
Focused Multi-Cap Value                                                     0.47%
Focused 2000 Value                                                          0.48%
Focused Growth and Income                                                   0.46%
Focused International Equity                                                0.54%
Focused Technology                                                          0.45%

SunAmerica contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets: Focused Multi-Cap Growth Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Value Portfolio, and Focused Growth and Income Portfolio 1.72% for Class A shares, 2.37% for Class B shares and Class C shares. Focused 2000 Growth Portfolio and Focused Multi-Cap Value Portfolio 1.62% for Class I shares. Focused Multi-Cap Growth Portfolio and Focused Growth and Income Portfolio 1.47% for Class X shares. Focused International Equity Portfolio 1.95% for Class A shares, and 2.60% for Class B shares and Class C shares. Focused Technology Portfolio 1.97% for Class A shares, 2.62% for Class B shares and Class C shares. Focused Dividend Strategy Portfolio 0.95% for Class A shares, 1.60% for Class B shares and Class C shares.

SunAmerica voluntarily agreed to waive fees or reimburse expenses, if necessary, for the Strategy Portfolios, at or below the following percentages of each Portfolio's average net assets: 0.25% for Class A, 0.90% for Class B and Class C and 0.15% for Class I shares.

Any waivers or reimbursements made by SunAmerica are subject to recoupment from the Portfolios within the following two years of such waivers or reimbursements, provided that the Portfolios are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

At April 30, 2004, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                                             OTHER
                                            EXPENSES
PORTFOLIO                                  REIMBURSED
---------                                  ----------
Focused Equity Strategy                    $   30,887
Focused Multi-Asset Strategy                   20,430
Focused Balanced Strategy                      40,191
Focused Fixed Income and Equity
  Strategy                                     64,920
Focused Fixed Income Strategy                 104,618
Focused Multi-Cap Growth                       93,348
Focused 2000 Growth                            52,238
Focused Large-Cap Value                    $   63,665
Focused Multi-Cap Value                        66,364
Focused 2000 Value                             52,439
Focused Growth and Income                      73,992
Focused International Equity                  172,921
Focused Technology                            258,475
Focused Dividend Strategy                          --

                                              CLASS
                                            SPECIFIC
                                            EXPENSES
PORTFOLIO                                  REIMBURSED
---------                                  ----------
Focused Equity Strategy Class A            $    3,453
Focused Equity Strategy Class B                 8,331
Focused Equity Strategy Class C+                   --
Focused Equity Strategy Class I                 1,109
Focused Multi-Asset Strategy Class A            5,292
Focused Multi-Asset Strategy Class B            6,452
Focused Multi-Asset Strategy Class C+              --
Focused Balanced Strategy Class A               7,823
Focused Balanced Strategy Class B                  --
Focused Balanced Strategy Class C+                 --
Focused Balanced Strategy Class I                  10
Focused Fixed Income and Equity
  Strategy Class A                             35,960
Focused Fixed Income and Equity
  Strategy Class B                             30,933
Focused Fixed Income and Equity
  Strategy Class C+                            26,040
Focused Fixed Income Strategy Class A          39,809
Focused Fixed Income Strategy Class B          27,448
Focused Fixed Income Strategy Class C+         21,777
Focused Multi-Cap Growth Class A              196,491
Focused Multi-Cap Growth Class B              174,313
Focused Multi-Cap Growth Class C+              76,835
Focused Multi-Cap Growth Class X                1,793
Focused 2000 Growth Class A                   159,639
Focused 2000 Growth Class B                   120,722
Focused 2000 Growth Class C+               $  105,122
Focused 2000 Growth Class I                    38,795
Focused Large Cap Value Class A               100,962
Focused Large Cap Value Class B                52,524
Focused Large Cap Value Class C+               38,926
Focused Multi-Cap Value Class A               191,520
Focused Multi-Cap Value Class B               225,261
Focused Multi-Cap Value Class C+              252,391
Focused Multi-Cap Value Class I                40,454
Focused 2000 Value Class A                    127,021
Focused 2000 Value Class B                     70,717
Focused 2000 Value Class C+                    67,745
Focused Growth and Income Class A              67,172
Focused Growth and Income Class B              58,118
Focused Growth and Income Class C+             56,459
Focused Growth and Income Class X                  --
Focused International Equity Class A          221,868
Focused International Equity Class B           57,918
Focused International Equity Class C+          76,423
Focused Technology Class A                    143,769
Focused Technology Class B                    114,218
Focused Technology Class C+                   121,412
Focused Dividend Strategy Class A              83,687
Focused Dividend Strategy Class B             103,716
Focused Dividend Strategy Class C+            117,976

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the period ended April 30, 2004, the amounts repaid to SunAmerica which are included in the Investment advisory and management fees on the Statement of Operations are as follows:

                                                                       AMOUNT
PORTFOLIO                                                             RECOUPED
---------                                                           ------------
Focused Equity Strategy Class A                                     $     30,805
Focused Equity Strategy Class B                                           18,738
Focused Equity Strategy Class C+                                          49,230
Focused Equity Strategy Class I                                              599
Focused Multi-Asset Strategy Class A                                      28,015
Focused Multi-Asset Strategy Class B                                      22,286
Focused Multi-Asset Strategy Class C+                                     55,278
Focused Balanced Strategy Class A                                         20,432
Focused Balanced Strategy Class B                                         23,325
Focused Balanced Strategy Class C+                                        33,033
Focused Balanced Strategy Class I                                          3,289
Focused Fixed Income and Equity Strategy Class A                           3,264
Focused Multi-Cap Growth Class X                                             142
Focused 2000 Growth Class C+                                               4,744
Focused Large-Cap Value Class A                                            3,874
Focused Large-Cap Value Class B                                            4,362
Focused Large-Cap Value Class C+                                          12,385
Focused Multi-Cap Value Class A                                           16,946
Focused Multi-Cap Value Class B                                           28,403
Focused Multi-Cap Value Class C+                                          31,909
Focused 2000 Value Class A                                                 4,345
Focused 2000 Value Class B                                                 5,403
Focused 2000 Value Class C+                                                7,363
Focused Growth and Income Class A                                          3,754
Focused Growth and Income Class B                                          7,998
Focused Growth and Income Class C+                                        16,590

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly-owned subsidiary of AIG SunAmerica Inc. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Board of Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan", and "Class C Plan". In adopting the Distribution Plans, the Board of Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan, the Distributor receives payments from each Portfolio, except for the Strategy Portfolios, at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended April 30, 2004, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

Except for the Strategy Portfolios, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A and Class C shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. Effective February 23, 2004, the front-end sales charge for Class C is no longer in effect. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the period ended April 30, 2004, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                          CLASS A                                    CLASS B
                                             ------------------------------------------------------------------  ---------------
                                                                                                  CONTINGENT       CONTINGENT
                                                                AFFILIATED      NON-AFFILIATE      DEFERRED         DEFERRED
                                              SALES CHARGES   BROKER-DEALERS    BROKER-DEALERS   SALES CHARGES    SALES CHARGES
                                             ---------------  ---------------  ---------------  ---------------  ---------------
Focused Equity Strategy                       $    2,131,838    $     349,371   $    1,454,430       $       --    $      48,012
Focused Multi-Asset Strategy                       2,060,838          555,811        1,185,247               --           55,344
Focused Balanced Strategy                          1,363,798          344,272          798,760               --           55,851
Focused Fixed Income and Equity Strategy             194,181           67,702           94,483               --           15,877
Focused Fixed Income Strategy                         78,597           25,525           40,889               --           15,961
Focused Large-Cap Growth                           1,413,493          497,316          699,432               --          633,265
Focused Multi-Cap Growth                             240,372          122,962           81,113               95           89,432
Focused 2000 Growth                                  274,709          107,742          123,980               --           24,452
Focused Large-Cap Value                              274,781          112,338          116,993               40           47,291
Focused Multi-Cap Value                              343,737          148,049          144,686              160          301,699
Focused 2000 Value                                   260,989          106,873          114,441               --           67,169
Focused Growth & Income                              478,592          131,869          271,279               45          121,988
Focused International Equity                         156,783           67,902           62,618               --            7,280
Focused Technology                                   127,739           60,537           47,279               --           41,639
Focused Dividend Strategy                             57,461               --               --               --           71,219

                                                                                           CLASS C+
                                                              ------------------------------------------------------------------
                                                                                                                   CONTINGENT
                                                                   SALES         AFFILIATED     NON-AFFILIATED      DEFERRED
                                                                  CHARGES      BROKER-DEALERS   BROKER-DEALERS    SALES CHARGES
                                                              ---------------  ---------------  ---------------  ---------------
Focused Equity Strategy                                         $     267,526    $      58,565    $     208,961    $      37,062
Focused Multi-Asset Strategy                                          505,562          116,502          389,060           36,802
Focused Balanced Strategy                                             485,104           69,132          415,972           43,717
Focused Fixed Income and Equity Strategy                               38,819           10,394           28,425            6,521
Focused Fixed Income Strategy                                          11,911            4,927            6,984            7,939
Focused Large-Cap Growth                                              366,732           67,731          299,001           36,942
Focused Multi-Cap Growth                                               35,171           11,747           23,424            3,868
Focused 2000 Growth                                                    87,433           15,463           71,970            8,986
Focused Large-Cap Value                                               122,244           17,987          104,257            6,891
Focused Multi-Cap Value                                                80,021           15,896           64,125           15,866
Focused 2000 Value                                                     84,212           11,745           72,467            5,869
Focused Growth & Income                                               124,178           17,412          106,766           26,621
Focused International Equity                                           51,877            5,189           46,688            6,065
Focused Technology                                                     24,196            4,676           19,520            4,412
Focused Dividend Strategy                                              88,743            3,556           85,187           26,763

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

The Strategy Portfolios do not invest in underlying SunAmerica Funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying SunAmerica Fund's net assets. At April 30, 2004, each Strategy Portfolio held less than 34% of the outstanding shares of any underlying SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 61% of the outstanding shares of any underlying SunAmerica Funds.

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica, Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the period ended April 30, 2004, the Portfolios incurred the following expenses, which are included in transfer agent fees in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                EXPENSE
                                 ------------------------------------------------------------------------
PORTFOLIO                          CLASS A        CLASS B        CLASS C+        CLASS I       CLASS X
----------                       ------------   ------------   ------------   ------------   ------------
Focused Large-Cap
   Growth                        $    572,467   $    472,160   $    519,027   $         --   $         --
Focused Multi-Cap
   Growth                             130,854        118,981         43,997             --            594
Focused 2000 Growth                   115,408         29,409         55,285          8,031             --
Focused Large-Cap
   Value                              217,459         41,813         62,497             --             --
Focused Multi-Cap
   Value                              169,832        183,464        214,690         12,104
Focused 2000 Value                    183,547         61,666         82,671             --             --
Focused Growth and
   Income                             127,284         85,369        136,746             --         25,121
Focused International
   Equity                              89,563          8,524         20,310             --             --
Focused Technology                     33,546         22,745         26,886             --             --
Focused Dividend
   Strategy                            60,928         59,823         94,726             --             --

                                                               PAYABLE AT
                                                             APRIL 30, 2004
                                 ------------------------------------------------------------------------
PORTFOLIO                          CLASS A        CLASS B        CLASS C+       CLASS I        CLASS X
----------                       ------------   ------------   ------------   ------------   ------------
Focused Large-Cap
   Growth                        $    135,688   $     93,886   $    105,545   $         --   $         --
Focused Multi-Cap
   Growth                              29,514         22,061          8,875             --            137
Focused 2000 Growth                    31,375          6,390         12,278          1,698
Focused Large-Cap
   Value                               57,479          8,490         13,677             --             --
Focused Multi-Cap
   Value                               36,437         36,132         42,291             --             --
Focused 2000 Value                     49,648         13,126         18,444             --             --
Focused Growth and
   Income                              28,836         17,687         28,312             --          5,826
Focused International
   Equity                              24,694          1,909          4,846             --             --
Focused Technology                      7,191          5,039          5,557             --             --
Focused Dividend
   Strategy                            11,300         10,427         17,828             --             --

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

At April 30, 2004, the following affiliates owned outstanding shares of the following Portfolios:

PORTFOLIO                                                         HOLDER                              PERCENTAGE
---------                                                         ------                              ----------
Focused Large-Cap Growth Class A                  Focused Equity Strategy Portfolio                          19%
                                                  Focused Multi-Asset Strategy Portfolio                      6
                                                  Focused Balanced Strategy Portfolio                        12

Focused Multi-Cap Growth Class A                  Focused Multi-Asset Strategy Portfolio                     26

Focused Multi-Cap Growth Class X                  SunAmerica                                                 18

Focused 2000 Growth Class A                       Focused Equity Strategy Portfolio                          31
                                                  Focused Multi-Asset Strategy Portfolio                     26
                                                  Focused Balanced Strategy Portfolio                        18

Focused 2000 Growth Class I                       VALIC (Indirect wholly owned subsidiary of AIG)            32

Focused Large-Cap Value Class A                   Focused Equity Strategy Portfolio                          41
                                                  Focused Balanced Strategy Portfolio                        24
                                                  Focused Multi-Asset Strategy Portfolio                     13

Focused Multi-Cap Value Class A                   Focused Multi-Asset Strategy Portfolio                     22

Focused 2000 Value Class A                        Focused Equity Strategy Portfolio                          28
                                                  Focused Multi-Asset Strategy Portfolio                     17
                                                  Focused Balanced Strategy Portfolio                        16

Focused Growth and Income Class A                 Focused Multi-Asset Strategy Portfolio                     27

Focused International Equity Class A              Focused Equity Strategy Portfolio                          33
                                                  Focused Multi-Asset Strategy Portfolio                     32
                                                  Focused Balanced Strategy Portfolio                        18

On March 15, 2004, Dreman Value Management, LLC, a sub-advisor for the Large-Cap Value Portfolio purchased 114,200 shares of American International Group, Inc. The Portfolio has an investment restriction that states the Portfolio may not invest in issuers in SunAmerica's restricted list. On March 22, 2004, the American International Group, Inc. shares were sold, resulting in a realized gain to the Portfolio of $2,805 which is included in the Statement of Operations.

NOTE 5. PURCHASE AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2004 were as follows:

                                              FOCUSED           FOCUSED MULTI-             FOCUSED
                                           EQUITY STRATEGY         ASSET                  BALANCED
                                             PORTFOLIO       STRATEGY PORTFOLIO      STRATEGY PORTFOLIO
                                           ---------------   -------------------    --------------------
Purchases (excluding U.S. government
 securities)                               $   271,029,236   $       213,671,144    $        204,064,159
Sales (excluding U.S. government
 securities)                                            --                    --              12,988,794
Purchase of U.S. government securities                  --                    --                      --
Sales of U.S. government securities                     --                    --                      --

                                            FOCUSED FIXED
                                              INCOME AND      FOCUSED FIXED
                                           EQUITY STRATEGY   INCOME STRATEGY
                                              PORTFOLIO         PORTFOLIO
                                           ---------------   ---------------
Purchases (excluding U.S. government
 securities)                               $    31,225,167   $    17,143,691
Sales (excluding U.S. government
 securities)                                     8,406,537        12,641,100
Purchase of U.S. government securities                  --                --
Sales of U.S. government securities                     --                --

                                                                    FOCUSED
                                           FOCUSED LARGE-CAP       MULTI-CAP            FOCUSED 2000
                                            GROWTH PORTFOLIO    GROWTH PORTFOLIO      GROWTH PORTFOLIO
                                           ------------------   ----------------     ------------------
Purchases (excluding U.S. government
 securities)                               $      878,313,413   $      208,619,893   $      207,035,948
Sales (excluding U.S. government
 securities)                                      724,424,543          216,638,382          110,969,483
Purchase of U.S. government securities                     --                   --                   --
Sales of U.S. government securities                        --                   --                   --

                                               FOCUSED           FOCUSED
                                              LARGE-CAP         MULTI-CAP
                                           VALUE PORTFOLIO   VALUE PORTFOLIO
                                           ---------------   ---------------
Purchases (excluding U.S. government
 securities)                               $   258,000,829   $   557,016,866
Sales (excluding U.S. government
 securities)                                    89,743,453       559,601,512
Purchase of U.S. government securities                  --                --
Sales of U.S. government securities                     --                --

                                                              FOCUSED GROWTH      FOCUSED
                                             FOCUSED 2000      AND INCOME       INTERNATIONAL      FOCUSED TECHNOLOGY
                                           VALUE PORTFOLIO      PORTFOLIO      EQUITY PORTFOLIO         PORTFOLIO
                                           ----------------   --------------   -----------------   --------------------
Purchases (excluding U.S. government
 securities)                               $    258,780,816   $  188,017,594   $     167,774,120   $         75,858,048
Sales (excluding U.S. government
 securities)                                    142,828,539      144,080,579          94,349,183             75,648,932
Purchase of U.S. government securities                   --               --                  --                     --
Sales of U.S. government securities                      --               --                  --                     --

                                            FOCUSED DIVIDEND     FOCUSED DIVIDEND
                                           STRATEGY PORTFOLIO   STRATEGY PORTFOLIO
                                             FOR THE PERIOD       FOR THE PERIOD
                                            OCTOBER 1, 2003      NOVEMBER 1, 2003
                                                THROUGH              THROUGH
                                            OCTOBER 31, 2003      APRIL 30, 2004
                                           ------------------   ------------------
Purchases (excluding U.S. government
 securities)                               $        6,062,572   $      112,138,869
Sales (excluding U.S. government
 securities)                                               --           85,451,523
Purchase of U.S. government securities                     --                   --
Sales of U.S. government securities                        --                   --

NOTE 6. TRANSACTIONS WITH AFFILIATES

As disclosed in the investment portfolios, the Portfolios owned securities issued by AIG or an affiliate thereof. For the period ended April 30, 2004, transactions in securities of AIG were as follows:

                                                                                               CAPITAL GAIN
                                                                                               DISTRIBUTION     MARKET VALUE AT
PORTFOLIO                                       SECURITY                        INCOME           RECEIVED       OCTOBER 31, 2003
-----------------------------------   -----------------------------------   ---------------   ---------------   ----------------
Focused Equity Strategy               Various AIG SunAmerica Funds*         $        96,121   $       123,860   $    171,339,576
Focused Multi-Asset Strategy          Various AIG SunAmerica Funds*               1,210,337           544,963        207,521,129
Focused Balanced Strategy             Various AIG SunAmerica Funds*               1,747,690           758,792        201,108,364
Focused Fixed Income and
 Equity Strategy                      Various AIG SunAmerica Funds*                 951,811           305,804         59,554,724
Focused Fixed Income Strategy         Various AIG SunAmerica Funds*                 456,917           171,737         25,064,441
Focused Large-Cap Value               American International Group, Inc.                 --                --                 --

PORTFOLIO                                       SECURITY                        PURCHASES              SALES
-----------------------------------   -----------------------------------   ------------------   ------------------
Focused Equity Strategy               Various AIG SunAmerica Funds*         $      271,029,236   $               --
Focused Multi-Asset Strategy          Various AIG SunAmerica Funds*                213,671,144                   --
Focused Balanced Strategy             Various AIG SunAmerica Funds*                204,064,159           12,988,794
Focused Fixed Income and
 Equity Strategy                      Various AIG SunAmerica Funds*                 31,225,167            8,406,537
Focused Fixed Income Strategy         Various AIG SunAmerica Funds*                 17,143,691           12,641,100
Focused Large-Cap Value               American International Group, Inc              8,024,000            8,026,805

                                         REALIZED             UNREALIZED          MARKET VALUE AT
PORTFOLIO                               GAIN (LOSS)           GAIN (LOSS)          APRIL 30, 2004
-----------------------------------   ------------------   ------------------    ------------------
Focused Equity Strategy               $               --   $       22,434,754    $      448,759,567
Focused Multi-Asset Strategy                          --           25,105,226           427,591,031
Focused Balanced Strategy                      2,416,803           15,291,202           407,195,739
Focused Fixed Income and
 Equity Strategy                               1,353,762            1,089,117            83,276,047
Focused Fixed Income Strategy                    388,288             (555,126)           29,708,692
Focused Large-Cap Value                            2,805                   --                    --

* See Portfolio of Investments for details.

The following Portfolios incurred brokerage commissions with affiliated brokers:

                                              FOCUSED           FOCUSED            FOCUSED          FOCUSED           FOCUSED
                                             LARGE-CAP         MULTI-CAP            2000            LARGE-           MULTI-CAP
                                              GROWTH            GROWTH             GROWTH          CAP VALUE           VALUE
                                             PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO         PORTFOLIO
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Banc of America Securities LLC             $        26,895   $        42,500   $         7,118   $        45,075   $        17,068
Baron Capital Partners, LLC                             --                --            41,570                --                --
Citigroup Global Markets, Inc.                      15,000             2,550             1,780            54,650            78,636
Credit Suisse First Boston Corp.                    48,119            19,440            14,445             8,520            80,353
Deutsche Bank Securities, Inc.                       3,769                --               500             3,280            12,564
Dresdner RCM Global Investors, LLC                      --                --                --                --                --
Fred Alger Company, Inc.                           225,789                --                --                --                --
Harris Associates L.P.                                  --                --                              20,756                --
JP Morgan Securities, Inc.                          32,605            60,850                70            12,025            19,268
Salomon Smith Barney, Inc.                              --                --             5,000                --                --

                                              FOCUSED           FOCUSED            FOCUSED                            FOCUSED
                                               2000              GROWTH         INTERNATIONAL       FOCUSED           DIVIDEND
                                               VALUE           AND INCOME          EQUITY         TECHNOLOGY          STRATEGY
                                             PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Banc of America Securities LLC             $        19,398   $        13,554   $            --   $        18,385   $        14,319
Baron Capital Partners, LLC                             --                --                --            15,109                --
Citigroup Global Markets, Inc.                       4,024            32,120             8,074             4,449
Credit Suisse First Boston Corp.                    35,222            23,968            31,999             9,219             1,200
Deutsche Bank Securities, Inc.                      16,039               972            56,154                --                --
Dresdner RCM Global Investors, LLC                      --                --            27,611                --                --
Fred Alger Company, Inc.                                --                --                --                --                --
Harris Associates L.P.                                  --             8,156                --                --                --
JP Morgan Securities, Inc.                          15,365            55,523             8,901            13,635            24,861
Salomon Smith Barney, Inc.                              --                --             1,302               864                --

NOTE 7. FEDERAL INCOME TAXES

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, and Fund mergers.

                                                      DISTRIBUTABLE EARNINGS                          TAX DISTRIBUTIONS
                                     -----------------------------------------------------   -----------------------------------
                                                                 FOR THE YEAR ENDED OCTOBER 31, 2003
                                     -------------------------------------------------------------------------------------------
                                                       LONG-TERM GAINS/      UNREALIZED                           LONG-TERM
                                         ORDINARY        CAPITAL LOSS       APPRECIATION/       ORDINARY           CAPITAL
PORTFOLIO                                 INCOME          CARRYOVER        (DEPRECIATION)        INCOME             GAINS
---------                            ----------------  ----------------   ----------------   ----------------   ----------------
Focused Equity Strategy              $         41,270  $             --   $     15,979,222   $          5,100   $             --
Focused Multi-Asset Strategy                       --                --         19,672,606             15,297                 --
Focused Balanced Strategy                          --                --         14,970,906             19,132*                --
Focused Fixed Income and Equity
  Strategy                                     59,258            42,586          2,468,627            240,626                 --
Focused Fixed Income Strategy                 229,225                --             77,657            333,974                 --
Focused Large-Cap Growth                           --      (692,678,820)       348,346,371                 --                 --
Focused Multi-Cap Growth                           --      (166,658,651)        71,892,988                 --                 --
Focused 2000 Growth                                --       (16,015,592)        37,557,712                 --                 --
Focused Large-Cap Value                       138,450        (7,476,931)        21,639,392                 --                 --
Focused Multi-Cap Value                     2,042,637       (52,562,021)        34,746,504                 --                 --
Focused 2000 Value                                 --        (2,224,570)        33,290,900          1,278,040          5,794,037*
Focused Growth and Income                          --       (69,340,296)        52,373,795                 --                 --
Focused International Equity                       --           575,290          9,401,285                 --                 --
Focused Technology                                 --      (212,889,616)        23,208,621                 --                 --
Focused Dividend Strategy**                    15,756       (19,903,717)        (3,574,265)         2,527,986                 --

* Includes a tax return of capital of $7,598 and $10,794 for the Focused Balanced Strategy Portfolio and Focused 2000 Value Portfolio, respectively.

** For the period October 1, 2002 through September 30, 2003

As of October 31, 2003, the following Portfolios have capital loss carryforwards which will be available to the extent provided in regulations and which will expire between 2008-2011. To the extent that these carryover losses are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

                                             CAPITAL LOSS
                                             CARRYFORWARDS         CAPITAL LOSS
PORTFOLIO                                       AMOUNT               UTILIZED
---------                                  ------------------   ------------------
Focused Equity Strategy                    $               --   $               --
Focused Multi-Asset Strategy                               --                   --
Focused Balanced Strategy                                  --                   --
Focused Fixed Income and Equity Strategy                   --                   --
Focused Fixed Income Strategy                              --                   --
Focused Large-Cap Growth                          692,678,820            6,232,400
Focused Multi-Cap Growth                          166,658,651                   --
Focused 2000 Growth                                16,015,592            2,618,307
Focused Large-Cap Value                             7,476,931              850,909
Focused Multi-Cap Value                            52,562,021                   --
Focused 2000 Value                                  2,224,570               10,794
Focused Growth and Income                          69,340,297                   --
Focused International Equity                               --              542,586
Focused Technology                                212,889,616              773,730
Focused Dividend Strategy*                         18,490,937                   --

* For the period October 1, 2002 through September 30, 2003

As of April 30, 2004, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                   FOCUSED         FOCUSED MULTI-        FOCUSED            FOCUSED FIXED           FOCUSED
                               EQUITY STRATEGY     ASSET STRATEGY    BALANCED STRATEGY   INCOME AND EQUITY       FIXED INCOME
                                  PORTFOLIO          PORTFOLIO           PORTFOLIO       STRATEGY PORTFOLIO   STRATEGY PORTFOLIO
                              -----------------   ---------------   ------------------   ------------------   ------------------
Cost                          $     426,389,590   $   402,485,837   $      391,957,213   $       82,195,976   $       30,334,573
                              =================   ===============   ==================   ==================   ==================
Appreciation                         22,434,754        26,833,197           18,317,235            2,405,487              160,562
Depreciation                            (64,777)       (1,728,003)          (3,078,709)          (1,325,416)            (786,443)
                              -----------------   ---------------   ------------------   ------------------   ------------------
Net unrealized appreciation
 (depreciation)               $      22,369,977   $    25,105,194   $       15,238,526   $        1,080,071   $         (625,881)
                              =================   ===============   ==================   ==================   ==================

                                                   FOCUSED MULTI-                          FOCUSED LARGE-       FOCUSED MULTI-
                              FOCUSED LARGE-CAP      CAP GROWTH        FOCUSED 2000           CAP VALUE            CAP VALUE
                               GROWTH PORTFOLIO      PORTFOLIO       GROWTH PORTFOLIO         PORTFOLIO            PORTFOLIO
                              -----------------   ---------------   ------------------   ------------------   ------------------
Cost                          $   1,423,036,342   $   243,763,258   $      238,697,448   $      395,262,804   $      555,473,444
                              =================   ===============   ==================   ==================   ==================
Appreciation                        374,222,024        53,952,935           39,506,014           30,459,520           67,735,487
Depreciation                        (24,413,106)       (9,866,111)         (15,512,531)          (9,383,590)         (25,591,825)
                              -----------------   ---------------   ------------------   ------------------   ------------------
Net unrealized appreciation
 (depreciation)               $     349,808,918   $    44,086,824   $       23,993,483   $       21,075,930   $       42,143,662
                              =================   ===============   ==================   ==================   ==================

                                                  FOCUSED GROWTH         FOCUSED              FOCUSED
                                 FOCUSED 2000       AND INCOME         INTERNATIONAL        TECHNOLOGY         FOCUSED DIVIDEND
                               VALUE PORTFOLIO       PORTFOLIO       EQUITY PORTFOLIO        PORTFOLIO        STRATEGY PORTFOLIO
                              -----------------   ---------------   ------------------   -----------------    ------------------
Cost                          $     366,806,798   $   352,812,164   $      153,493,676   $       79,606,971   $      205,633,291
                              =================   ===============   ==================   ==================   ==================
Appreciation                         49,987,115        60,372,411           14,532,383           13,137,709           21,801,929
Depreciation                         (5,257,298)       (2,551,421)          (3,710,771)          (5,299,179)          (7,287,346)
                              -----------------   ---------------   ------------------   ------------------   ------------------
Net unrealized appreciation
 (depreciation)               $      44,729,817   $    57,820,990   $       10,821,612   $        7,838,530   $       14,514,583
                              =================   ===============   ==================   ==================   ==================

NOTE 8. EXPENSE REDUCTIONS

Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. For the period ended April 30, 2004, the amount of expense reductions received by each Portfolio, were as follows:

                                                                TOTAL EXPENSE
PORTFOLIO                                                         REDUCTIONS
---------                                                    ------------------
Focused Large-Cap Growth                                           $     407,437
Focused Multi-Cap Growth                                                  37,050
Focused 2000 Growth                                                       13,489
Focused 2000 Value                                                        49,079
Focused Growth and Income                                                142,878
Focused International Equity                                               6,683
Focused Technology                                                        29,596

NOTE 9. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each class of each series were as follows:

                                           FOCUSED EQUITY STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                         CLASS A
                       ----------------------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED                      FOR THE PERIOD
                                 APRIL 30, 2004                          NOVEMBER 8, 2002+
                                   (UNAUDITED)                       THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  5,201,677*    $    87,957,178*          3,514,721**    $    50,861,719**
Shares issued
by merger                      239,692           4,122,703                  --                   --
Reinvested dividends               599              10,113                 189                2,315
Shares redeemed               (515,182)         (8,718,683)           (356,169)          (5,299,297)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  4,926,786     $    83,371,311           3,158,741      $    45,564,737
                       ===============     ===============     ===============      ===============

                                           FOCUSED EQUITY STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED                     FOR THE PERIOD
                                 APRIL 30, 2004                          NOVEMBER 8, 2002+
                                  (UNAUDITED)                        THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  2,329,967     $    38,929,424           2,048,034      $    29,264,489
Shares issued
by merger                      767,778          13,100,103                  --                   --
Reinvested dividends               377               6,317                  60                  733
Shares redeemed               (184,631)*        (3,121,854)*           (94,619)**        (1,367,760)**
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  2,913,491     $    48,913,990           1,953,475      $    27,897,462
                       ===============     ===============     ===============      ===============

                                                      CLASS C (1)
                       ------------------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED                    FOR THE PERIOD
                                 APRIL 30, 2004                        NOVEMBER 8, 2002+
                                   (UNAUDITED)                     THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                            SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  8,233,422     $   137,631,575           6,346,104      $    91,750,064
Shares issued
by merger                       48,156             821,051                  --                   --
Reinvested dividends             1,058              17,715                 165                2,020
Shares redeemed               (540,541)         (9,055,234)           (276,061)          (3,845,321)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  7,742,095     $   129,415,107           6,070,208      $    87,906,763
                       ===============     ===============     ===============      ===============

                                    CLASS I
                       -----------------------------------
                        FOR THE PERIOD FEBRUARY 23, 2004+
                             THROUGH APRIL 30, 2004
                                   (UNAUDITED)
                       -----------------------------------
                           SHARES              AMOUNT
                       ---------------     ---------------
Shares sold                     25,382     $       436,059
Shares issued
 by merger                     475,950           8,186,342
Reinvested dividends                --                  --
Shares redeemed                (10,079)           (174,353)
                       ---------------     ---------------
Net increase
 (decrease)                    491,253     $     8,448,048
                       ===============     ==============

                                          FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                         CLASS A
                       ----------------------------------------------------------------------------
                           FOR THE SIX MONTHS ENDED                       FOR THE PERIOD
                                APRIL 30, 2004                           NOVEMBER 8, 2002+
                                  (UNAUDITED)                        THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  4,609,975#    $    73,026,381#          4,035,526##    $    55,470,342##
Reinvested dividends            16,322             256,249                 346                4,218
Shares redeemed               (466,000)         (7,408,115)           (230,629)          (3,210,380)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  4,160,297     $    65,874,515           3,805,243      $    52,264,180
                       ===============     ===============     ===============      ===============

                                          FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                         CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED                     FOR THE PERIOD
                                  APRIL 30, 2004                         NOVEMBER 8, 2002+
                                    (UNAUDITED)                      THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  2,375,303     $    37,513,520           2,871,983      $    38,981,048
Reinvested dividends               181               2,841                 144                1,750
Shares redeemed               (202,448)#        (3,205,395)#           (86,177)##        (1,211,238)##
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  2,173,036     $    34,310,966           2,785,950      $    37,771,560
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED                     FOR THE PERIOD
                                  APRIL 30, 2004                         NOVEMBER 8, 2002+
                                    (UNAUDITED)                      THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  7,829,519     $   123,364,614           7,898,177      $   107,433,513
Reinvested dividends               575               8,998                 694                8,456
Shares redeemed               (557,199)         (8,818,616)           (343,728)          (4,575,263)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  7,272,895     $   114,554,996           7,555,143      $   102,866,706
                       ===============     ===============     ===============      ===============

+    Commencement of Operations
* Includes automatic conversion of 11,417 shares of Class B shares in the amount of $191,986 to 11,324 shares of Class A shares in the amount of $191,986
** Includes automatic conversion of 11,973 shares of Class B shares in the amount of $162,791 to 11,897 shares of Class A shares in the amount of $162,791
# Includes automatic conversion of 25,895 shares of Class B shares in the amount of $407,847 to 25,836 shares of Class A shares in the amount of $407,847
## Includes automatic conversion of 5,997 shares of Class B shares in the amount of $83,059 to 5,997 shares of Class A shares in the amount of $83,059
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                            FOCUSED BALANCED STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                         CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED                     FOR THE PERIOD
                                  APRIL 30, 2004                         NOVEMBER 8, 2002+
                                    (UNAUDITED)                      THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  3,446,413*    $    53,351,169*          3,824,647**    $    52,952,139**
Shares issued
by merger                      845,475          13,290,867                  --                   --
Reinvested dividends            31,946             496,405                 696                8,645
Shares redeemed               (527,721)         (8,231,044)           (170,486)          (2,361,549)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  3,796,113     $    58,907,397           3,654,857      $    50,599,235
                       ===============     ===============     ===============      ===============

                                            FOCUSED BALANCED STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                         CLASS B
                       ----------------------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED                      FOR THE PERIOD
                                 APRIL 30, 2004                          NOVEMBER 8, 2002+
                                   (UNAUDITED)                       THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  2,098,661     $    33,255,945           3,400,297      $    46,340,179
Shares issued
by merger                    1,510,040          23,691,809                  --                   --
Reinvested dividends             4,659              72,101                 186                2,300
Shares redeemed               (296,027)*        (4,597,072)*          (153,693)**        (2,153,409)**
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  3,317,333     $    52,422,783           3,246,790      $    44,189,070
                       ===============     ===============     ===============      ===============

                                                      CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED                     FOR THE PERIOD
                                  APRIL 30, 2004                         NOVEMBER 8, 2002+
                                    (UNAUDITED)                      THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  5,800,927     $    89,912,316           7,201,430      $    99,563,901
Shares issued
by merger                      255,038           4,006,646                  --                   --
Reinvested dividends            10,419             161,270                 473                5,860
Shares redeemed             (1,379,419)        (21,380,820)           (297,438)          (4,115,614)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  4,686,965     $    72,699,412           6,904,465      $    95,454,147
                       ===============     ===============     ===============      ===============

                                     CLASS I
                       -----------------------------------
                                  FOR THE PERIOD
                                FEBRUARY 23, 2004+
                              THROUGH APRIL 30, 2004
                                    (UNAUDITED)
                       -----------------------------------
                           SHARES              AMOUNT
                       ---------------     ---------------
Shares sold                     63,529     $       243,753
Shares issued
by merger                    1,529,144          24,038,151
Reinvested dividends             1,960              30,800
Shares redeemed               (433,555)         (6,850,644)
                       ---------------     ---------------
Net increase
 (decrease)                  1,161,078     $    17,462,060
                       ===============     ===============

                                    FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                         CLASS A
                       ----------------------------------------------------------------------------
                              FOR THE SIX MONTHS ENDED                    FOR THE PERIOD
                                   APRIL 30, 2004                        NOVEMBER 8, 2002+
                                     (UNAUDITED)                     THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  1,157,823#    $    16,357,530#          2,076,727##    $    27,566,010##
Reinvested dividends            16,329             230,364               5,405               72,076
Shares redeemed               (490,038)         (6,908,364)           (160,131)          (2,158,062)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    684,114     $     9,679,530           1,922,001      $    25,480,024
                       ===============     ===============     ===============      ===============

                                    FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                         CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED                     FOR THE PERIOD
                                   APRIL 30, 2004                        NOVEMBER 8, 2002+
                                    (UNAUDITED)                      THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    396,303     $     5,587,205           1,000,019      $    13,076,063
Reinvested dividends             7,337             103,415               1,763               23,425
Shares redeemed               (149,013)#        (2,105,380)#          (160,065)##        (2,125,395)##
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    254,627     $     3,585,240             841,717      $    10,974,093
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED                     FOR THE PERIOD
                                  APRIL 30, 2004                         NOVEMBER 8, 2002+
                                    (UNAUDITED)                      THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    989,055     $    13,926,148           1,836,632      $    24,029,826
Reinvested dividends            16,251             228,997               4,635               61,263
Shares redeemed               (288,556)         (4,068,927)           (248,359)          (3,244,095)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    716,750     $    10,086,218           1,592,908      $    20,846,994
                       ===============     ===============     ===============      ===============

+    Commencement of Operations
* Includes automatic conversion of 33,115 shares of Class B shares in the amount of $515,176 to 33,041 shares of Class A shares in the amount of $515,176
** Includes automatic conversion of 377 shares of Class B shares in the amount of $4,674 to 379 shares of Class A shares in the amount of $4,674
# Includes automatic conversion of 5,291 shares of Class B shares in the amount of $74,816 to 5,281 shares of Class A shares in the amount of $74,816
## Includes automatic conversion of 5,665 shares of Class B shares in the amount of $70,902 to 5,670 shares of Class A shares in the amount of $70,902
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                         FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED                     FOR THE PERIOD
                                  APRIL 30, 2004                         NOVEMBER 8, 2002+
                                    (UNAUDITED)                      THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    333,229*    $     4,357,199*          1,037,949**    $    13,374,276**
Reinvested dividends            12,805             166,669               7,003               90,613
Shares redeemed               (320,463)         (4,172,946)           (396,916)          (5,070,969)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                     25,571     $       350,922             648,036      $     8,393,920
                       ===============     ===============     ===============      ===============

                                         FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED                      FOR THE PERIOD
                                 APRIL 30, 2004                          NOVEMBER 8, 2002+
                                   (UNAUDITED)                       THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    198,356     $     2,585,641             682,543      $     8,721,963
Reinvested dividends             7,600              98,733               2,631               34,018
Shares redeemed                (94,257)*        (1,230,508)*          (219,670)**        (2,843,855)**
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    111,699     $     1,453,866             465,504      $     5,912,126
                       ===============     ===============     ===============      ===============

                                                      CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED                     FOR THE PERIOD
                                  APRIL 30, 2004                         NOVEMBER 8, 2002+
                                    (UNAUDITED)                      THROUGH OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  1,068,021     $    13,985,925           1,623,990      $    20,742,164
Reinvested dividends            16,877             219,273               7,922              102,585
Shares redeemed               (827,867)        (10,837,211)           (818,868)         (10,485,561)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    257,031     $     3,367,987             813,044      $    10,359,188
                       ===============     ===============     ===============      ===============

                                             FOCUSED LARGE-CAP GROWTH PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                 15,826,671#    $   273,371,154#         15,692,195##    $   228,348,443##
Reinvested dividends                --                  --                  --                   --
Shares redeemed             (3,126,021)        (54,138,473)         (6,085,458)         (83,156,801)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                 12,700,650     $   219,232,681           9,606,737      $   145,191,642
                       ===============     ===============     ===============      ===============

                                             FOCUSED LARGE-CAP GROWTH PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  2,004,715     $    33,396,422           4,405,320      $    59,990,061
Reinvested dividends                --                  --                  --                   --
Shares redeemed             (2,689,157)#       (44,757,492)#        (6,491,464)##       (85,144,539)##
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                   (684,442)    $   (11,361,070)         (2,086,144)     $   (25,154,478)
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  4,252,292     $    70,735,137           5,830,245      $    80,856,420
Reinvested dividends                --                  --                  --                   --
Shares redeemed             (3,421,043)        (56,879,320)         (9,083,434)        (119,169,916)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    831,249     $    13,855,817          (3,253,189)     $   (38,313,496)
                       ===============     ===============     ===============      ===============

                                                        CLASS Z
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    455,205     $     8,038,129           3,934,608      $    51,814,860
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (128,066)         (2,244,514)           (352,170)          (4,828,856)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    327,139     $     5,793,615           3,582,438      $    46,986,004
                       ===============     ===============     ===============      ===============

* Includes automatic conversion of 4,742 shares of Class B shares in the amount of $61,037 to 4,738 shares of Class A shares in the amount of $61,037
** Includes automatic conversion of 155 shares of Class B shares in the amount of $1,949 to 154 shares of Class A shares in the amount of $1,949
# Includes automatic conversion of 114,803 shares of Class B shares in the amount of $1,922,513 to 111,140 shares of Class A shares in the amount of $1,922,513
## Includes automatic conversion of 80,813 shares of Class B shares in the amount of $1,091,930 to 78,858 shares of Class A shares in the amount of $1,091,930
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                            FOCUSED MULTI-CAP GROWTH PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  2,733,804*    $    47,712,691*          2,843,217**    $    40,881,505**
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (850,158)        (14,836,806)         (1,672,980)         (22,933,437)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  1,883,646     $    32,875,885           1,170,237      $    17,948,068
                       ===============     ===============     ===============      ===============

                                            FOCUSED MULTI-CAP GROWTH PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    449,334     $     7,392,482             992,352      $    13,189,961
Reinvested dividends                --                  --                  --                   --
Shares redeemed             (1,593,894)*       (26,277,553)*        (2,083,989)**       (26,713,297)**
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                 (1,144,560)    $   (18,885,071)         (1,091,637)     $   (13,523,336)
                       ===============     ===============     ===============      ===============

                                                    CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    418,982     $     6,906,977             798,397      $    10,801,980
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (371,355)         (6,116,909)           (975,020)         (12,501,767)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                     47,627     $       790,068            (176,623)     $    (1,699,787)
                       ===============     ===============     ===============      ===============

                                                         CLASS X
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                      9,983     $       175,232              20,564      $       283,701
Reinvested dividends                --                  --                  --                   --
Shares redeemed                   (262)             (4,621)               (280)              (3,866)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                      9,721     $       170,611              20,284      $       279,835
                       ===============     ===============     ===============      ===============

                                     CLASS Z
                       -----------------------------------
                               FOR THE YEAR ENDED
                                OCTOBER 31, 2003
                       -----------------------------------
                           SHARES             AMOUNT
                       ---------------     ---------------
Shares sold                      2,977     $        39,125
Reinvested dividends                --                  --
Shares redeemed                (93,388)         (1,210,513)
                       ---------------     ---------------
Net increase
 (decrease)                    (90,411)    $    (1,171,388)
                       ===============     ===============

                                                FOCUSED 2000 GROWTH PORTFOLIO
                       ----------------------------------------------------------------------------
                                                         CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  5,613,625#    $    87,172,739#          5,899,642##    $    73,057,334##
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (328,118)         (5,107,709)           (993,567)         (11,192,322)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  5,285,507     $    82,065,030           4,906,075      $    61,865,012
                       ===============     ===============     ===============      ===============

                                                FOCUSED 2000 GROWTH PORTFOLIO
                       ----------------------------------------------------------------------------
                                                         CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    549,119     $     8,133,571             885,258      $    10,482,435
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (238,245)#        (3,563,788)#          (326,573)##        (3,727,558)##
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    310,874     $     4,569,783             558,685      $     6,754,877
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  1,292,248     $    19,116,097           1,979,501      $    23,643,075
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (452,801)         (6,679,126)           (585,302)          (6,611,402)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    839,447     $    12,436,971           1,394,199      $    17,031,673
                       ===============     ===============     ===============      ===============

                                                         CLASS I
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                     85,602     $     1,340,004             114,663      $     1,387,865
Reinvested dividends                --                  --                  --                   --
Shares redeemed                (38,805)           (617,812)            (47,447)            (571,181)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                     46,797     $       722,192              67,216      $       816,684
                       ===============     ===============     ===============      ===============

* Includes automatic conversion of 586,133 shares of Class B shares in the amount of $9,598,635 to 533,898 shares of Class A shares in the amount of $9,598,635
** Includes automatic conversion of 96,052 shares of Class B shares in the amount of $1,279,778 to 91,172 shares of Class A shares in the amount of $1,279,778
# Includes automatic conversion of 11,046 shares of Class B shares in the amount of $161,485 to 10,549 shares of Class A shares in the amount of $161,485
## Includes automatic conversion of 12,763 shares of Class B shares in the amount of $149,682 to 12,263 shares of Class A shares in the amount of $149,682
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                             FOCUSED LARGE-CAP VALUE PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                 11,362,466*    $   169,261,356*         11,164,974**    $   143,778,745**
Reinvested dividends            19,611             284,555                  --                   --
Shares redeemed             (1,205,116)        (17,838,692)         (1,528,895)         (18,747,948)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                 10,176,961     $   151,707,219           9,636,079      $   125,030,797
                       ===============     ===============     ===============      ===============

                                             FOCUSED LARGE-CAP VALUE PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    509,860     $     7,341,939           1,152,169      $    13,726,217
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (330,180)*        (4,758,203)*        (1,046,137)**       (12,150,032)**
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    179,680     $     2,583,736             106,032      $     1,576,185
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  1,483,880     $    21,399,318           2,030,935      $    24,948,014
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (411,832)         (5,931,536)           (914,148)         (10,749,784)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  1,072,048     $    15,467,782           1,116,787      $    14,198,230
                       ===============     ===============     ===============      ===============

                                     CLASS Z
                       -----------------------------------
                                FOR THE YEAR ENDED
                                 OCTOBER 31, 2003
                       -----------------------------------
                           SHARES              AMOUNT
                       ---------------     ---------------
Shares sold                      5,087     $        58,213
Reinvested dividends                --                  --
Shares redeemed                (73,294)           (830,005)
                       ---------------     ---------------
Net increase
 (decrease)                    (68,207)    $      (771,792)
                       ===============     ===============

                                             FOCUSED MULTI-CAP VALUE PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  2,303,247#    $    42,486,954#          3,401,901##    $    50,839,590##
Reinvested dividends            68,571           1,207,548                  --                   --
Shares redeemed               (969,497)        (17,921,299)         (3,452,491)         (49,271,624)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  1,402,321     $    25,773,203             (50,590)     $     1,567,966
                       ===============     ===============     ===============      ===============

                                             FOCUSED MULTI-CAP VALUE PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    627,544     $    11,323,880           1,446,047      $    21,018,416
Reinvested dividends            12,892             222,518                  --                   --
Shares redeemed             (1,101,181)#       (19,823,573)#        (2,979,186)##       (42,182,230)##
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                   (460,745)    $    (8,277,175)         (1,533,139)     $   (21,163,814)
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    997,794     $    17,971,192           1,760,206      $    25,539,776
Reinvested dividends            15,585             268,896                  --                   --
Shares redeemed             (1,487,743)        (26,745,925)         (4,386,143)         (61,820,236)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                   (474,364)    $    (8,505,837)         (2,625,937)     $   (36,280,460)
                       ===============     ===============     ===============      ===============

                                                        CLASS I
                       ----------------------------------------------------------------------------
                               FOR THE PERIOD ENDED
                                 FEBRUARY 23, 2004                      FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                     65,871     $     1,231,063             311,347      $     4,469,389
Reinvested dividends             8,233             145,227                  --                   --
Shares redeemed             (1,063,459)        (20,570,207)           (274,719)          (3,956,655)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                   (989,355)    $   (19,193,917)             36,628      $       512,734
                       ===============     ===============     ===============      ===============

* Includes automatic conversion of 16,724 shares of Class B shares in the amount of $241,712 to 16,200 shares of Class A shares in the amount of $241,712
** Includes automatic conversion of 18,371 shares of Class B shares in the amount of $220,181 to 17,990 shares of Class A shares in the amount of $220,181
# Includes automatic conversion of 33,964 shares of Class B shares in the amount of $618,492 to 33,239 shares of Class A shares in the amount of $618,492
## Includes automatic conversion of 53,680 shares of Class B shares in the amount of $777,457 to 52,630 shares of Class A shares in the amount of $777,457
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                              FOCUSED 2000 VALUE PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  6,754,244*    $   133,672,689*          6,156,504**    $    94,329,924**
Reinvested dividends                --                  --             148,931            2,019,509
Shares redeemed               (941,488)        (18,853,250)         (1,667,184)         (23,769,217)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  5,812,756     $   114,819,439           4,638,251      $    72,580,216
                       ===============     ===============     ===============      ===============

                                              FOCUSED 2000 VALUE PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    546,694     $    10,320,569             788,276      $    11,337,972
Reinvested dividends                --                  --             153,805            2,008,694
Shares redeemed               (384,968)*        (7,274,578)*          (878,722)**       (12,121,594)**
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    161,726     $     3,045,991              63,359      $     1,225,072
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  1,143,982     $    21,583,740           1,487,928      $    21,321,604
Reinvested dividends                --                  --             183,343            2,398,130
Shares redeemed               (446,478)         (8,440,913)         (1,126,602)         (15,559,169)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    697,504     $    13,142,827             544,669      $     8,160,565
                       ===============     ===============     ===============      ===============

                                     CLASS Z
                       -----------------------------------
                                FOR THE YEAR ENDED
                                 OCTOBER 31, 2003
                       -----------------------------------
                           SHARES               AMOUNT
                       ---------------     ---------------
Shares sold                     19,487     $       274,427
Reinvested dividends             5,144              71,807
Shares redeemed               (142,181)         (1,957,100)
                       ---------------     ---------------
Net increase
 (decrease)                   (117,550)    $    (1,610,866)
                       ===============     ===============

                                            FOCUSED GROWTH AND INCOME PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  3,199,958#    $    49,981,981#          5,161,219##    $    68,951,887##
Reinvested dividends                --                  --                  --                   --
Shares redeemed             (1,017,542)        (15,930,641)         (2,081,171)         (26,598,768)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  2,182,416     $    34,051,340           3,080,048      $    42,353,119
                       ===============     ===============     ===============      ===============

                                            FOCUSED GROWTH AND INCOME PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    942,673     $    14,214,815           1,886,148      $    24,143,100
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (664,065)#        (9,954,647)#        (1,397,813)##       (17,342,285)##
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    278,608     $     4,260,168             488,335      $     6,800,815
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  1,753,316     $    26,174,415           4,143,039      $    53,289,239
Reinvested dividends                --                  --                  --                   --
Shares redeemed             (1,028,802)        (15,408,118)         (1,867,820)         (23,015,446)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    724,514     $    10,766,297           2,275,219      $    30,273,793
                       ===============     ===============     ===============      ===============

                                                         CLASS X
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    564,403     $     8,875,828           1,070,566      $    13,895,227
Reinvested dividends                --                  --                  --                   --
Shares redeemed                (81,449)         (1,279,221)           (152,108)          (2,098,143)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    482,954     $     7,596,607             918,458      $    11,797,084
                       ===============     ===============     ===============      ===============

                                     CLASS Z
                       -----------------------------------
                                FOR THE YEAR ENDED
                                 OCTOBER 31, 2003
                       -----------------------------------
                           SHARES               AMOUNT
                       ---------------     ---------------
Shares sold                      1,217     $        14,955
Reinvested dividends                --                  --
Shares redeemed                (28,814)           (354,826)
                       ---------------     ---------------
Net increase
 (decrease)                    (27,597)    $      (339,871)
                       ===============     ===============

* Includes automatic conversion of 24,460 shares of Class B shares in the amount of $460,894 to 23,392 shares of Class A shares in the amount of $460,894
** Includes automatic conversion of 40,690 shares of Class B shares in the amount of $579,953 to 39,261 shares of Class A shares in the amount of $579,953
# Includes automatic conversion of 37,112 shares of Class B shares in the amount of $553,703 to 35,579 shares of Class A shares in the amount of $553,703
## Includes automatic conversion of 43,998 shares of Class B shares in the amount of $566,723 to 42,487 shares of Class A shares in the amount of $566,723
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                          FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  4,347,988*    $    70,513,646*          5,741,743**    $    74,258,563**
Reinvested dividends            27,068             422,536                  --                   --
Shares redeemed               (195,287)         (3,189,911)         (2,871,746)         (35,568,100)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                  4,179,769     $    67,746,271           2,869,997      $    38,690,463
                       ===============     ===============     ===============      ===============

                                          FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    176,248     $     2,819,523             230,031      $     2,918,972
Reinvested dividends             2,586              39,817                  --                   --
Shares redeemed                (55,646)*          (899,118)*          (132,214)**        (1,628,224)**
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    123,188     $     1,960,222              97,817      $     1,290,748
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                    578,380     $     9,230,867           1,447,206      $    18,322,401
Reinvested dividends             6,049              93,094                  --                   --
Shares redeemed               (115,564)         (1,870,503)         (1,142,940)         (14,469,244)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    468,865     $     7,453,458             304,266      $     3,853,157
                       ===============     ===============     ===============      ===============

                                               FOCUSED TECHNOLOGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS A
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  1,932,243#    $     9,829,652#          3,012,987##    $    11,599,707##
Reinvested dividends                --                  --                  --                   --
Shares redeemed             (1,731,223)         (8,756,896)         (2,374,749)          (8,735,244)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    201,020     $     1,072,756             638,238      $     2,864,463
                       ===============     ===============     ===============      ===============

                                               FOCUSED TECHNOLOGY PORTFOLIO
                       ----------------------------------------------------------------------------
                                                        CLASS B
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  1,090,730     $     5,488,318           1,308,445      $     4,820,897
Reinvested dividends                --                  --                  --                   --
Shares redeemed               (567,973)#        (2,857,009)#        (1,410,577)##        (5,065,370)##
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    522,757     $     2,631,309            (102,132)     $      (244,473)
                       ===============     ===============     ===============      ===============

                                                       CLASS C (1)
                       ----------------------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED
                                  APRIL 30, 2004                        FOR THE YEAR ENDED
                                    (UNAUDITED)                          OCTOBER 31, 2003
                       -----------------------------------     ------------------------------------
                           SHARES              AMOUNT              SHARES               AMOUNT
                       ---------------     ---------------     ---------------      ---------------
Shares sold                  1,093,538     $     5,482,196           1,698,507      $     6,269,321
Reinvested dividends                --                  --                  --                   --
Shares redeemed             (1,166,526)         (5,751,885)         (2,002,653)          (6,759,199)
                       ---------------     ---------------     ---------------      ---------------
Net increase
 (decrease)                    (72,988)    $      (269,689)           (304,146)     $      (489,878)
                       ===============     ===============     ===============      ===============

                                     CLASS Z
                       -----------------------------------
                                FOR THE YEAR ENDED
                                 OCTOBER 31, 2003
                       -----------------------------------
                           SHARES               AMOUNT
                       ---------------     ---------------
Shares sold                    222,161     $       645,297
Reinvested dividends                --                  --
Shares redeemed               (415,983)         (1,201,374)
                       ---------------     ---------------
Net increase
 (decrease)                   (193,822)    $      (556,077)
                       ===============     ===============

* Includes automatic conversion of 10,976 shares of Class B shares in the amount of $178,004 to 10,823 shares of Class A shares in the amount of $178,004
** Includes automatic conversion of 11,437 shares of Class B shares in the amount of $143,793 to 11,317 shares of Class A shares in the amount of $143,793
# Includes automatic conversion of 24,410 shares of Class B shares in the amount of $121,468 to 23,875 shares of Class A shares in the amount of $121,468
## Includes automatic conversion of 18,288 shares of Class B shares in the amount of $59,953 to 17,999 shares of Class A shares in the amount of $59,953
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                                          FOCUSED DIVIDEND STRATEGY PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                                                                        CLASS A
                          --------------------------------------------------------------------------------------------------
                              FOR THE SIX MONTHS ENDED          FOR THE ONE MONTH ENDED
                                   APRIL 30, 2004                  OCTOBER 31, 2003               FOR THE YEAR ENDED
                                     (UNAUDITED)                     (UNAUDITED)                  SEPTEMBER 30, 2003
                          -----------------------------     ------------------------------    ------------------------------
                             SHARES           AMOUNT           SHARES            AMOUNT          SHARES            AMOUNT
                          ------------     ------------     ------------      ------------    ------------      ------------
Shares sold                  1,913,716*    $ 23,361,691*         249,332**    $  2,768,281**     4,137,543***   $ 43,248,430***
Reinvested dividends            27,216          328,325               --                --          50,994           536,198
Shares redeemed             (1,276,683)     (15,519,919)         (87,852)         (977,987)       (907,701)       (9,512,999)
                          ------------     ------------     ------------      ------------    ------------      ------------
Net increase (decrease)        664,249     $  8,170,097          161,480      $  1,790,294       3,280,836      $ 34,271,629
                          ============     ============     ============      ============    ============      ============

                                                                        CLASS B
                          --------------------------------------------------------------------------------------------------
                              FOR THE SIX MONTHS ENDED          FOR THE ONE MONTH ENDED
                                   APRIL 30, 2004                  OCTOBER 31, 2003               FOR THE YEAR ENDED
                                     (UNAUDITED)                     (UNAUDITED)                  SEPTEMBER 30, 2003
                          -----------------------------     ------------------------------    ------------------------------
                             SHARES           AMOUNT           SHARES            AMOUNT          SHARES            AMOUNT
                          ------------     ------------     ------------      ------------    ------------      ------------
Shares sold                    530,270     $  6,434,330          140,458      $  1,557,946       2,939,297      $ 30,620,040
Reinvested dividends            20,225          242,554               --                --          54,728           573,067
Shares redeemed               (408,047)*     (4,954,717)*        (42,743)**       (472,939)**     (719,097)***    (7,433,983)***
                          ------------     ------------     ------------      ------------    ------------      ------------
Net increase (decrease)        142,448     $  1,722,167           97,715      $  1,085,007       2,274,928      $ 23,759,124
                          ============     ============     ============      ============    ============      ============

                                                                          CLASS C (1)
                          --------------------------------------------------------------------------------------------------
                              FOR THE SIX MONTHS ENDED          FOR THE ONE MONTH ENDED
                                   APRIL 30, 2004                  OCTOBER 31, 2003               FOR THE YEAR ENDED
                                     (UNAUDITED)                     (UNAUDITED)                  SEPTEMBER 30, 2003
                          -----------------------------     ------------------------------    ------------------------------
                             SHARES           AMOUNT           SHARES            AMOUNT          SHARES            AMOUNT
                          ------------     ------------     ------------      ------------    ------------      ------------
Shares sold                  1,858,770     $ 22,554,291          295,919      $  3,281,679       5,206,591      $ 54,065,096
Reinvested dividends            31,301          375,654               --                --          60,521           634,436
Shares redeemed               (553,143)      (6,740,194)         (64,912)         (721,003)       (853,166)       (8,786,873)
                          ------------     ------------     ------------      ------------    ------------      ------------
Net increase (decrease)      1,336,928     $ 16,189,751          231,007      $  2,560,676       4,413,946      $ 45,912,659
                          ============     ============     ============      ============    ============      ============

----------
* Includes automatic conversion of 8,448 shares of Class B shares in the amount of $103,929 to 8,415 shares of Class A shares in the amount of $103,929
**   Includes automatic conversion of 10 shares of Class B shares in the amount of $110 to 10 shares of Class A shares in the amount of $110 *** Includes automatic conversion of 13,057 shares of Class B shares in the amount of $147,446 to 12,997 shares of Class A shares in the amount of $147,446
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

NOTE 10. DIRECTORS' RETIREMENT PLAN (UNAUDITED)

The Directors of the SunAmerica Focused Series, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

                                                              RETIREMENT PLAN  RETIREMENT PLAN  RETIREMENT PLAN
PORTFOLIO                                                        LIABILITY         EXPENSE         PAYMENTS
---------                                                     ---------------  ---------------  ---------------
                                                                             AS OF APRIL 30, 2004
                                                              -------------------------------------------------
Focused Equity Strategy                                            $    2,324       $    1,520       $        8
Focused Multi-Asset Strategy                                            1,785            1,442                6
Focused Balanced Strategy                                               3,488            1,802               15
Focused Fixed Income and Equity Strategy                                  443              352                1
Focused Fixed Income Strategy                                             173              134                1
Focused Large-Cap Growth Fund                                         138,104           18,376            2,437
Focused Multi-Cap Growth Fund                                          49,820            3,559            1,077
Focused 2000 Growth Fund                                                4,052            1,544               43
Focused Large-Cap Value Fund                                           12,226            2,475              208
Focused Multi-Cap Value Fund                                           39,466            7,572              593
Focused 2000 Value Fund                                                14,302            2,990              234
Focused Growth and Income Fund                                         22,013            3,974              364
Focused International Equity Fund                                       2,494              847               30
Focused Technology Fund                                                 7,669              855              138
Focused Dividend Strategy Fund                                         11,932            1,805              236

NOTE 11. COMMITMENTS AND CONTINGENCIES

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the period ending April 30, 2004, the following Portfolios had borrowings:

                                             DAYS         INTEREST     AVERAGE DEBT   WEIGHTED AVERAGE
                                         OUTSTANDING      CHARGES        UTILIZED         INTEREST
                                         ------------   ------------   ------------   ----------------
Focused Large-Cap Growth Portfolio               7      $        197   $    663,090         1.54%
Focused Multi-Cap Growth Portfolio               3               653      5,220,222         1.50
Focused Multi-Cap Value Portfolio               14             3,548      6,033,217         1.52
Focused International Equity Portfolio           3               140      1,116,654         1.50
Focused Technology Portfolio                    15               277        440,698         1.54
Focused Dividend Strategy Portfolio             11               468      1,005,289         1.53

At April 30, 2004, there were no borrowings outstanding.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an inter-fund lending program among investment companies advised by SunAmerica or an affiliate. The inter-fund lending program allows the participating Portfolios to borrow money from and loan money to each other for the temporary or emergency purposes. An inter-fund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2004, none of the Portfolios participated in the program.

NOTE 12. INVESTMENT CONCENTRATION

All Portfolios, except Focused Dividend Strategy Portfolio, may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At April 30, 2004, the Focused International Equity Portfolio had approximately 23.5% and 19.4% of its net assets invested in equity securities of companies domiciled in United Kingdom and Japan, respectively.

SUNAMERICA FOCUSED PORTFOLIOS

DIRECTOR INFORMATION -- (UNAUDITED)

The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                                          NUMBER OF
                                           TERM OF                                      PORTFOLIOS IN
                            POSITION      OFFICE AND                                         FUND                   OTHER
NAME,                       HELD WITH     LENGTH OF                                        COMPLEX              DIRECTORSHIPS
ADDRESS AND                 SUNAMERICA      TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY               HELD BY
DATE OF BIRTH*                FUND         SERVED(4)      DURING PAST 5 YEARS             DIRECTOR(1)            DIRECTOR(2)
--------------            -------------  ------------  ------------------------------   --------------   ---------------------------
Jeffrey S. Burum(5)       Director       2004-         Founder and CEO of                     32         None
DOB: February 27, 1963                   present       National Housing
                                                       Development Corp.

S. James Coppersmith (5)  Director       1996-2004     Retired.                               41         Director of BJ's Wholesale
DOB: February 21, 1933                                                                                   Club, Inc., Director Boston
                                                                                                         Stock Exchange.

Judith L. Craven          Director       2001-         Retired.                               70         Director, A.G. Belo
DOB: October 6, 1945                     present                                                         Corporation (1992 to
                                                                                                         present); Director, Sysco
                                                                                                         Corporation (1996 to
                                                                                                         present); Director, Luby's,
                                                                                                         Inc. (1998 to present).

William F. Devin          Director       2001-         Retired.                               70         Member of the Board of
DOB: December 30, 1938                   present                                                         Governors, Boston Stock
                                                                                                         Exchange (1985-Present).

Samuel M. Eisenstat       Chairman       1996-         Attorney, solo practitioner.           42         Director of North European
DOB: March 7, 1940        of the         present                                                         Oil Royalty Trust.
                          Board

Stephen J. Gutman         Director       1996-         Partner and Member of                  42         None
DOB: May 10, 1943                        present       Managing Directors, Beau
                                                       Brummel-Soho LLC
                                                       (Licensing of menswear
                                                       specialty retailing and other
                                                       activities) (June 1988 to
                                                       present)

Peter A. Harbeck (3)      Director       1996-         President, CEO and Director,           79         None
DOB: January 23, 1954                    present       AIG SunAmerica Asset
                                                       Management Corp.
                                                       ("SAAMCo.") (August 1995
                                                       to present); Director, AIG
                                                       SunAmerica Capital Services,
                                                       Inc. ("SACS") (August 1993
                                                       to present)

                                                                                                NUMBER OF
                                                  TERM OF                                     PORTFOLIOS IN
                                POSITION         OFFICE AND                                       FUND              OTHER
NAME,                           HELD WITH        LENGTH OF                                       COMPLEX         DIRECTORSHIPS
ADDRESS AND                    SUNAMERICA          TIME           PRINCIPAL OCCUPATION(S)      OVERSEEN BY          HELD BY
DATE OF BIRTH*                    FUND           SERVED(4)         DURING PAST 5 YEARS          DIRECTOR(1)       DIRECTOR(2)
------------------------   -----------------   ------------     ---------------------------   -------------  ----------------------
Sebastiano Sterpa (5)      Director            1996-2004        Founder and Chairman of the         32       Director, Real Estate
DOB: July 18, 1929                                              Board of the Sterpa Group                    Business Service and
                                                                (Real Estate Investment and                  Countrywide Financial.
                                                                Management) (1962 to
                                                                present)

----------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (I.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3)  Interested Trustee, as defined within the Investment Company Act of 1940.

(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan discussed in Note 10 of the financial statements.

(5) Effective on February 23, 2004, S. James Coppersmith and Sebastiano Sterpa retired as directors and Jeffrey S. Burum began serving as director.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES.

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund's Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the Securities and Exchange Commission's Internet site at http://www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

PROXY VOTING RESULTS -- APRIL 30, 2004 (UNAUDITED)

A special meeting of Shareholders of SunAmerica Focused Portfolios was held on January 30, 2004. The Portfolio voted in favor of adopting the following proposal.

1.  To elect as Directors/Trustees the following nominees:

Jeffrey S. Burum
Votes in favor                                                       262,195,553
Votes withheld                                                         2,892,701

Dr. Judith L. Craven
Votes in favor                                                       262,243,920
Votes withheld                                                         2,844,335

William F. Devin
Votes in favor                                                       262,270,037
Votes withheld                                                         2,818,218

Samuel M. Eisenstat
Votes in favor                                                       262,301,021
Votes withheld                                                         2,787,234

Stephen J. Gutman
Votes in favor                                                       262,307,736
Votes withheld                                                         2,780,519

Peter A. Harbeck
Votes in favor                                                       262,235,863
Votes withheld                                                         2,852,392

William J. Shea*
Votes in favor                                                       262,216,703
Votes withheld                                                         2,871,552

A special meeting of Shareholders of SunAmerica Focused Portfolios was held on February 13, 2004. The Portfolio voted in favor of adopting the following proposals.

2(a) To approve an amendment to the Portfolio's Articles of Incorporation with respect to its "redemption in kind" provisions.

Votes in favor of the proposal                                       165,462,411
Votes Against the proposal                                             3,695,201
Votes Abstained                                                        4,455,294
Broker Non-votes                                                      97,456,180

2(b) To approve an amendment to the Portfolio's Articles of Incorporation with respect to its "winding up" provisions.

Votes in favor of the proposal                                       165,879,073
Votes Against the proposal                                             3,118,486
Votes Abstained                                                        4,615,347
Broker Non-votes                                                      97,456,180

*    William Shea never assumed his position on the Board of Directors.

3. To approve the Agreement and Plan of Reorganization, pursuant to which the Focused Dividend Strategy Portfolio of SunAmerica Equity Funds will be reorganized into newly created Focused Dividend Strategy Portfolio of SunAmercia Focused Series, Inc.

Votes in favor of the proposal                                         6,109,675
Votes Against the proposal                                               129,678
Votes Abstained                                                          137,598
Broker Non-votes                                                       2,259,219

THE SUNAMERICA FOCUSED PORTFOLIOS

FOCUSED LARGE-CAP VALUE

[DVM DREMAN VALUE MANAGEMENT, L.L.C. LOGO]

[OAKMARK FAMILY OF FUNDS LOGO]

[WELLINGTON (R) MANAGEMENT LOGO]


FOCUSED GROWTH AND INCOME

[MARSICO CAPITAL MANAGEMENT, L.L.C. LOGO]

[OAKMARK FAMILY OF FUNDS LOGO]

[THORNBURG INVESTMENT MANAGEMENT LOGO]


FOCUSED LARGE-CAP GROWTH

[ALGER LOGO]

[MARSICO CAPITAL MANAGEMENT, L.L.C. LOGO]

[SALOMON BROTHERS ASSET MANAGEMENT LOGO]


FOCUSED MULTI-CAP VALUE

[THIRD AVENUE FUNDS LOGO]

[AMERICAN CENTURY LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


FOCUSED MULTI-CAP GROWTH

[JANUS CAPITAL GROUP LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]


FOCUSED 2000 VALUE

[BP BOSTON PARTNERS ASSET MANAGEMENT, L.P. LOGO]

[JANUS CAPITAL GROUP LOGO]


FOCUSED 2000 GROWTH

[BARON FUNDS LOGO]

[OBERWELS ASSET MANAGEMENT, INC. LOGO]

DEUTSCHE ASSET MANAGEMENT

[A MEMBER OF THE DEUTSCHE BANK GROUP LOGO]


FOCUSED DIVIDEND STRATEGY

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]


FOCUSED INTERNATIONAL EQUITY

[THE BOSTON COMPANY ASSET MANAGEMENT, L.L.C. LOGO]

[OAKMARK FAMILY OF FUNDS LOGO]

[M F S (R) INVESTMENT MANAGEMENT LOGO]


FOCUSED TECHNOLOGY

[RCM LOGO]

[BARON FUNDS LOGO]

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]


DISTRIBUTED BY:

AIG SUNAMERICA CAPITAL SERVICES, INC.
HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311
800-858-8850 EXT. 6003

This report is submitted solely for the general information of shareholders of the fund. Distribution of this report to persons other than shareholders of the fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which muse precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

www.sunamericafunds.com

FOSAN-4/04

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 11. Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: June 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: June 23, 2004

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 23, 2004


                                    2